As filed with the Securities and Exchange Commission on June 11, 2008

1933 Act File No. 333-
1940 Act File No. 811-
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-2
(Check appropriate box or boxes)

☑	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
☐	Pre-Effective Amendment No.
☐	Post-Effective Amendment No.
and
☑	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
☐	Amendment No.
Highland Special Situations Fund II
(Exact Name of Registrant as Specified in Charter)
Two Galleria Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Address of Principal Executive Offices)
(Number, Street, City, State, Zip Code)
(877) 665-1287
(Registrant’s Telephone Number, including Area Code)
James D. Dondero
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Name and Address (Number, Street, City, State, Zip Code) of Agent for Service)
Copies of Communications to:
Gregory D. Sheehan, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110
Approximate Date of Proposed Public Offering:
As soon as practicable after the effective date of this Registration Statement.
If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box ☑.
It is proposed that this filing will become effective (check appropriate box):
☑ when declared effective pursuant to section 8(c).
CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

			Proposed Maximum
	Amount Being	Proposed Maximum	Aggregate Offering	Amount of Registration
Title of Securities Being Registered	Registered	Offering Price Per Unit	Price(1)	Fee
Common Shares, par value $.001	100,000 Shares	$20.00	$2,000,000	$78.60

(1)	Estimated solely for purposes of calculating the registration fee.
     The registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment that specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

Subject to Completion, Dated June 11, 2008
The information in this preliminary prospectus is not complete and may be changed. We may not sell these securities until the Registration Statement filed with the Securities and Exchange Commission is effective. This preliminary prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.
PROSPECTUS
                     Shares
Highland Special Situations Fund II
Common Shares
                    , 2008
     Highland Special Situations Fund II (the “Fund”) is a newly organized, non-diversified, closed-end management investment company organized as a Delaware statutory trust.
     Investment Objective. The Fund’s investment objective is to seek to achieve high total returns while minimizing losses. There can be no assurance that the Fund will achieve its investment objective.
     Investment Strategy. Highland Capital Management, L.P. (the “Adviser”) serves as the investment adviser to the Fund. The Adviser is responsible for the selection and ongoing monitoring of the Fund’s investments.
     The Fund’s investment strategy focuses on assessing value dislocations principally in the senior secured loan markets. The Adviser employs a longer-term, value-added investment approach supported by its industry-focused research platform and the turnaround and workout experience of its investment professionals.
     The Fund will pursue both passive, relatively liquid investments and control-oriented investments which might have lower liquidity. The Adviser has discretion to determine the appropriate mix of strategies in light of market conditions.
     The Fund does not intend to list its shares on any national securities exchange. Shares of the Fund have no history of public trading and there is not expected to be any secondary trading market in the shares. An investment in the shares should be considered illiquid. Shares of closed-end investment companies trading in a secondary market often trade at a discount from their NAVs and, in the unlikely event that a secondary market for the shares were to develop, Fund shares likewise may trade at a discount from NAV. An investment in the Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the shares.
     An investment in the Fund may not be appropriate for all investors and is not intended to be a complete investment program. Investment in the Fund involves certain risks, including the possible loss of some or all of the principal amount invested, risks associated with leverage and risks associated with securities rated below investment grade. See “Investment and Risk Information” beginning on page [ ] of this Prospectus. Certain of these risks are summarized in “Prospectus Summary — Principal Risks” beginning on page [ ].
     Neither the Securities and Exchange Commission (“SEC”) nor any state securities commission has approved or disapproved any shares offered in this Prospectus or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

	Per Share		Total (1)

Maximum offering price		$20.00	$	[ ]
Maximum sales load		$0.90	$	[ ]
Estimated offering expenses (2)	$	[0. ]	$	[ ]
Proceeds to the Fund		$19.10	$	[ ]

(1)	Figures rounded to the nearest dollar.

(2)	The Fund will pay or reimburse offering expenses estimated at $[ ] , or $[0. ] per common share sold by the Fund in this offering, from the proceeds of the offering.

(Continued from previous page)
     Principal Investments. The Fund invests and trades in listed and unlisted, public and private, rated and unrated debt and equity instruments and other obligations of financially troubled companies. Investments include publicly-traded debt and equity securities, stressed and par loan obligations which were privately placed with banks, insurance companies and other lending institutions, trade claims, accounts receivable and any other form of obligation recognized as a claim in a bankruptcy or workout process. The Fund may invest in debt, equity or synthetic instruments that are sold in direct placement transactions between their issuers and their purchasers and that are neither listed on an exchange, nor traded over the counter. The Fund may also receive equity or equity-related securities in connection with a workout transaction.
     The Fund may engage in various transactions in futures, forward contracts, swaps and other instruments to manage or hedge interest rate, currency exchange, industry, equity and other risks and may engage in derivative transactions to seek to enhance total return. The Fund may also lend securities and engage in short sales of securities.
     The Fund will invest primarily in U.S. issuers, but may invest up to twenty percent (20%) (calculated at the time of each investment) of its assets in securities of non-U.S. issuers. From time to time, the Fund also may invest in short-term U.S. government obligations, certificates of deposit, commercial paper and other money market instruments, including repurchase agreements with respect to such obligations to enable the Fund to make investments quickly and to serve as collateral with respect to certain of its investments.
     Offering. The Fund anticipates that the initial offering of its shares will end on or about                     , 2008. The Fund’s common shares are being offered initially through PFPC Distributors Inc., as principal underwriter, and through selected brokers and dealers at a price of $19.10 per share, plus a sales load of up to $0.90 per share, for a maximum offering price of $20.00 per share. After the initial offering, the Fund may commence a continuous public offering of its common shares at net asset value, plus the applicable sales load. There can be no assurance that the Fund will offer its shares on a continuous basis or, if so offered, that it will do so indefinitely. If the Fund commences a continuous offering it may elect to redesignate the common shares being offered in this Prospectus as Class A shares and to offer other classes of common shares with different pricing structures.
     Repurchase Offers. The Fund is an “interval fund” and will provide some liquidity to shareholders by making quarterly repurchase offers for between 5% and 25% of the shares then outstanding, as determined by the Fund’s Board of Trustees (the “Board”) or a committee thereof, at net asset value, pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended (the “1940 Act”). Such repurchase offers are scheduled to occur on or about the 15th day (or the next business day if the 15th is not a business day) in the months of February, May, August, and November. The date on which the repurchase price of shares will be determined will occur no later than the 14th day after the repurchase request deadline, or the next business day if the 14th day is not a business day. Repurchase proceeds will be paid to shareholders no later than seven days after the repurchase pricing date.
     Leverage. The Fund may utilize financial leverage (i) to provide the Fund with additional liquidity to meet its obligations to repurchase its shares pursuant to its repurchase offers and (ii) for investment purposes (i.e., to use such financial leverage to purchase additional portfolio securities consistent with the Fund’s investment objective and primary investment strategy). Generally speaking, if the Fund can invest the proceeds from financial leverage (i.e., money from borrowings or issuing preferred shares) in portfolio securities that have higher rates of return than the costs of such financial leverage and other expenses of the Fund, then the holders of common shares would have a net benefit. The Fund’s policy on financial leverage allows the Fund to use financial leverage in the form of borrowings and/or preferred shares to the maximum extent allowable under the 1940 Act.
     You should read this Prospectus carefully before deciding whether to invest. This Prospectus sets forth concisely the information that a prospective investor should know before investing. Please read and retain this Prospectus for future reference. A Statement of Additional Information (“SAI”) regarding the Fund, dated                            , 2008, has been filed, and the Fund’s Annual and Semi-Annual Reports will be filed, with the SEC. You may obtain free copies of these materials, request other information about the Fund and make other inquiries by calling the Fund at (877) 665-1287. These materials are also available without charge by visiting the Fund’s website (http://www.highlandfunds.com) or by writing to the Fund, c/o PFPC Inc., P.O. Box 9840, Providence, RI 02940. A table of contents of the SAI is located on the back cover of this Prospectus. This Prospectus incorporates by reference the entire SAI (together with any supplement to it). The SAI and other related materials are available at the SEC’s website (http://www.sec.gov).

(Continued from previous page)
     Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank or other insured depository institution and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

     You should rely only on the information contained or incorporated by reference in this Prospectus. We have not authorized anyone to provide you with different information. If anyone provides you with different or inconsistent information, you should not rely on it. We are not making an offer of these securities in any state where the offer is not permitted. You should not assume that the information contained in this Prospectus is accurate as of any date other than the date on the front of this Prospectus. The Fund’s business, financial condition, results of operations and prospects may have changed since that date.

PROSPECTUS SUMMARY
     This is only a summary. This summary may not contain all of the information that you should consider before investing in the Fund. You should review the more detailed information contained in this Prospectus and in the SAI. An investment in the Fund may not be appropriate for all investors and is not intended to be a complete investment program.
     This Prospectus applies to the offering of common shares of Highland Special Situations Fund II.

The Fund	Highland Special Situations Fund II (the “Fund”) is a non-diversified, closed-end management investment company organized as a Delaware statutory trust. The Fund is newly organized and has no operating history.

The Offering	The Fund anticipates that the initial offering of its shares will end on or about _________, 2008. The Fund’s common shares are being offered initially through PFPC Distributors Inc., as principal underwriter, and through selected brokers and dealers at a price of $19.10 per share, plus a sales load of up to $0.90 per share, for a maximum offering price of $20.00 per share. The Fund’s common shares are subject to a front-end sales charge or contingent deferred sales charge (“CDSC”) on certain purchases, a distribution and service fee and other expenses.

After the initial offering, the Fund may commence a continuous public offering of its common shares at net asset value, plus the applicable sales load. There can be no assurance that the Fund will offer its shares on a continuous basis or, if so offered, that it will do so indefinitely.

Should the Fund commence a continuous offering, shareholders are expected to be allowed to exchange common shares of the Fund that are accepted for repurchase into shares of the same class of various closed-end, interval investment companies and open-end investment companies in the Highland family of funds or RBB Money Market Fund at NAV plus any applicable exchange fee.

Repurchase Offers	The Fund has adopted a fundamental policy to offer each calendar quarter to repurchase at NAV a specified percentage (between 5% and 25%) of the shares then outstanding (“Repurchase Offers”). The Board, or a committee thereof, in its sole discretion, will determine the number of shares that the Fund will offer to repurchase. Repurchase Offers are scheduled to occur on or about the 15th day (or the next business day if the 15th is not a business day) in the months of February, May, August, and November. The date on which the repurchase price of shares will be determined (the “Repurchase Pricing Date”) may be the same date as the deadline for shareholders to provide their repurchase requests to PFPC Distributors, Inc. (the “Repurchase Request Deadline”), and if so, the Repurchase Request Deadline will be set for a time no later than the close of regular trading on the New York Stock Exchange (the “NYSE”) on such date. The Repurchase Pricing Date will occur no later than the 14th day after the Repurchase Request Deadline, or the next business day if the 14th day is not a business day. Repurchase proceeds will be paid to shareholders no later than seven days after the Repurchase Pricing Date. The end of the seven days is referred to as the “Repurchase Payment Deadline.” See “Periodic Repurchase Offers.”

The Fund does not intend to list its shares on any national securities exchange, and the Fund anticipates that no secondary trading market will develop for its shares. Accordingly, you may not be able to sell common shares when and/or in the amount that you desire and an investment in the shares should be considered illiquid. In addition, the Fund’s Repurchase Offers may subject the Fund and shareholders to special risks. See “Principal Risks — Repurchase Offer Risks.”

Investment Objective and Strategies	Investment Objective. The Fund’s investment objective is to seek to achieve high total returns while minimizing losses. No assurance can be given that the Fund will achieve its investment objective.

Investment Strategy. The Fund’s investment strategy focuses on assessing value dislocations principally in the senior secured loan markets. The Adviser employs a longer-term, value-added investment approach supported by its industry-focused research platform and the turnaround and workout experience of its investment professionals.

The Fund will pursue both passive, relatively liquid investments and control-oriented investments which might have lower liquidity. The Adviser has discretion to determine the appropriate mix of strategies in light of market conditions.

The Adviser typically seeks investments where capital at risk is backed by adequate tangible asset values and where it believes it can capture arbitrage opportunities between market prices and what the Adviser believes is the intrinsic value of an investment. The Adviser’s industry analysts seek to monitor issuers in order to identify potential investments at the earliest stages of their impairment. At times such investment opportunities can be found in companies that have an inherently strong business but are suffering from transitory financial distress caused by non-operational issues, such as mismanaged capital structures, liquidity constraints or macro considerations.

The Adviser’s investment strategy is oriented toward generating proprietary investment ideas from its research and trading professionals.

Whether through formal bankruptcy proceedings or informal out-of-court workouts, the Adviser may take an active role in leading the restructuring process by: (i) assisting management in establishing a revised business plan to stabilize the business; (ii) detailing the path and timeframe of the restructuring; (iii) establishing consensus and understanding among the creditor groups; (iv) minimizing advisory and legal costs; and (v) executing the most appropriate exit strategy. The process of recognizing value, restructuring the company and seeking to unlock intrinsic value may require holding periods in excess of two years. Typical exit options include: (i) partial or full refinancing of the investment; (ii) recapitalization; (iii) monetization of the company’s assets; (iv) sale of the company; (v) initial public offering of post-reorganized equity; or (vi) resale of loans and securities into the open market.

No assurance can be given, however, that the Fund’s strategy will be successful.

Principal Investments	The Fund invests and trades in listed and unlisted, public and private, rated and unrated debt and equity instruments and other obligations of financially troubled companies (also known as “distressed” securities). The Fund may invest in such instruments and obligations either directly, or indirectly by investing in derivative instruments having economic characteristics similar to the underlying asset (“synthetic securities”). Generally, distressed companies are in need of covenant amendments or have been operating under the provisions of the U.S. bankruptcy code or other similar laws, or may become subject to such provisions in the future. Investments include publicly-traded debt and equity securities, stressed and par loan obligations which were privately placed with banks, insurance companies and other lending institutions, trade claims, accounts receivable and any other form of obligation recognized as a claim in a bankruptcy or workout process.

Distressed Debt. The Fund may invest in distressed debt, which consists of debt securities and bank loans that are, in the Adviser’s reasonable business judgment, impaired in fundamental ways due to credit, liquidity, interest rate or other issues, that may not be performing or may be in default and that are generally trading at a substantial discount to par. Investments in securities that are in covenant or payment default generally trade significantly below par and are considered speculative. The repayment of defaulted obligations is subject to significant uncertainties. Defaulted obligations might be repaid only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments. Typically such workout or bankruptcy proceedings result in only partial recovery of cash payments or an exchange of the defaulted obligation for other debt or equity securities of the issuer or its affiliates, which may in turn be illiquid or speculative.

High Yield Securities. The Fund may invest in high yield securities, which generally consist of debt securities (including convertible debt securities) that are generally rated below “Baa3” by Moody’s or “BBB-” by S&P or Fitch and, in each case, (a) have been issued pursuant to a public registration, Rule 144A, or as a private placement, and (b) are not cash equivalents, bank loans, mezzanine investments or collateralized debt obligations (“CDOs”). However, it may also include debt rated above such levels that has fallen in price. In addition, it includes bank loans, which are typically at the senior level of the capital structure, and are often secured by specific collateral. Bank loans include assignments of and participations in performing senior debt obligations that are generally acquired through primary bank syndications and in the secondary market. The bank loans acquired by the Fund are likely to be unrated or rated below investment grade.

Collateralized Loan Obligations and Bond Obligations. The Fund may invest in asset-backed securities that are securitizing financial assets. These securitized assets are, as a rule, corporate financial assets brought into a pool according to specific diversification rules. A financing company (generally called a Special Purpose Vehicle or “SPV”) is a company founded solely for the purpose of securitizing these claims and its only asset is the diversified asset pool. On this basis, marketable securities are issued which, due to the diversification of the underlying asset, generally represent a lower level of risk than the original assets. The redemption of the securities issued by the SPV takes place at maturity out of the cash flow generated by the pooled assets.

A collateralized loan obligation (“CLO”) is a structured debt security issued by an SPV that was created to reapportion the risk and return characteristics of a pool of assets. The assets, typically senior loans, are used as collateral supporting the various debt tranches issued by the SPV. The key feature of the CLO structure is the prioritization of the cash flows from a pool of debt securities among the several classes of securities issued by a CLO.

The Fund may also invest in collateralized bond obligations (“CBOs”), which are structured debt securities backed by a diversified pool of high yield, public or private fixed income securities. These may be fixed pools or may be “market value” (or managed) pools of collateral. The CBO issues debt securities that are typically separated into tranches representing different degrees of credit quality. The top tranche of securities has the greatest collateralization and pays the lowest interest rate. Lower CBO tranches have a lesser degree of collateralization quality and pay higher interest rates intended to compensate for the attendant risks. The bottom tranche specifically receives the residual interest payments (i.e., money that is left over after the higher tranches have been paid) rather than a fixed interest rate. The return on the lower tranches of CBOs is especially sensitive to the rate of defaults in the collateral pool. Under normal market conditions, the Fund expects to invest in the lower tranches of CBOs.

Mezzanine Investments. The Fund may invest in mezzanine investments, which consist of (i) debt securities of an issuer (including convertible debt securities) that (A) are subordinated to other debt of such issuer and (B) may be issued with equity participation features such as convertibility, senior equity securities, common stock or warrants or (ii) preferred stock that is issued in connection with leveraged transactions, such as management buyouts, acquisitions, refinancings, recapitalizations and later stage growth capital financings.

Senior Loans. The Fund may invest in senior loans, which hold the most senior position in the capital structure of a business entity and are typically secured with specific collateral and have a claim on the general assets of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. The proceeds of senior loans primarily are used to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, and, to a lesser extent, to finance internal growth and for other corporate purposes. Senior loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates generally are the London Interbank Offered Rate (“LIBOR”), the prime rate offered by one or more major United States banks (“Prime Rate”) or the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

Second Lien Loans. The Fund may invest in second lien loans, which are loans made by public and private corporations and other non-governmental entities and issuers for a variety of purposes. Second lien loans are second in right of payment to one or more senior loans of the related borrower. Second lien loans typically are secured by a second priority security interest or lien to or on specified collateral securing the borrower’s obligation under the loan and typically have similar protections and rights as senior loans. Second lien loans are not (and by their terms cannot) become subordinate in right of payment to any obligation of the related borrower other than senior loans of such borrower. Second lien loans, like senior loans, typically have adjustable floating rate interest payments. Because second lien loans are second to senior loans, they present a greater degree of investment risk but often pay interest at higher rates reflecting this additional risk. Such investments generally are of below investment grade quality. Other than their subordinated status, second lien loans have many characteristics and risks similar to senior loans discussed above. In addition, second lien loans of below investment grade quality share many of the risk characteristics of non-investment grade securities. As in the case of senior loans, the Fund may purchase interests in second lien loans through assignments or participations.

Other Secured Loans. The Fund may invest in secured loans other than senior loans and second lien loans, which are loans made to public and private corporations and other non-governmental entities and issuers for a variety of purposes. Such secured loans may rank lower in right of payment to one or more senior loans and second lien loans of the borrower. Such secured loans typically are secured by a lower priority security interest or lien to or on specified collateral securing the borrower’s obligation under the loan, and typically have more subordinated protections and rights than senior loans and second lien loans. Secured loans may become subordinated in right of payment to more senior obligations of the borrower issued in the future. Such secured loans may have fixed or adjustable floating rate interest payments. Because such secured loans may rank lower as to right of payment than senior loans and second lien loans of the borrower, they may present a greater degree of investment risk than senior loans and second lien loans but often pay interest at higher rates reflecting this additional risk. Such investments generally are of below investment grade quality. Other than their more subordinated status, such investments have many character istics and risks similar to senior loans and second lien loans discussed above. In addition, secured loans of below investment grade quality share many of the risk characteristics of non-investment grade securities. As in the case of senior loans and second lien loans, the Fund may purchase interests in other secured loans through assignments or participations.

Unsecured Loans. The Fund may invest in unsecured loans, which are loans made to public and private corporations and other non-governmental entities and issuers for a variety of purposes. Unsecured loans generally have lower priority in right of payment compared to holders of secured debt of the borrower. Unsecured loans are not secured by a security interest or lien to or on specified collateral securing the borrower’s obligation under the loan. Unsecured loans by their terms may be or may become subordinate in right of payment to other obligations of the borrower, including senior loans, second lien loans and other secured loans. Unsecured loans may have fixed or adjustable floating rate interest payments. Because unsecured loans are subordinate to the secured debt of the borrower, they present a greater degree of investment risk but often pay interest at higher rates reflecting this additional risk. Such investments generally are of non-

investment grade quality. Other than their subordinated and unsecured status, such investments have many characteristics and risks similar to senior loans, second lien loans and other secured loans discussed above. In addition, unsecured loans of non-investment grade quality share many of the risk characteristics of non-investment grade securities. As in the case of secured loans, the Fund may purchase interests in unsecured loans through assignments or participations.

Equity Securities. The Fund may invest in equity securities, including common stock of medium- and small-capitalization companies that have either (i) been burdened by complex legal, financial or ownership issues and are, in the judgment of the Adviser, selling at a discount to the underlying asset or business value or (ii) undergone leveraged buyouts or recapitalizations, yet are still substantially leveraged, preferred stock, and convertible securities. The Fund may also receive equity or equity-related securities in connection with a workout transaction. Additionally, the Fund’s investments in distressed debt and high yield securities will often be accompanied by investments in warrants or other equity securities.

Credit Default Swaps. The Fund may enter into credit default swap agreements. The “buyer” in a credit default swap agreement is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the “par value” (full notional value) of the reference obligation in exchange for the reference obligation. The Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no event of default occurs, the Fund loses its investment and recovers nothing. However, if an event of default occurs, the Fund, as the buyer, receives full notional value for a reference obligation that may have little or no value. As a seller, the Fund receives income throughout the term of the contract, which typically is between six months and three years, provided that there is no default event. If an event of default were to occur and the Fund is the seller, the value of the reference obligation received by the Fund, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. The Fund will enter into swap agreements only with counterparties that have previously been added to an approved counterparties list by the Adviser.

Senior Loan Based Derivatives. The Fund may obtain exposure to senior loans and baskets of senior loans through the use of derivative instruments. For example, the Fund may invest in a derivative instrument known as the Select Aggregate Market Index (“SAMI”), which provides investors with exposure to a reference basket of senior loans. SAMIs are structured as floating rate instruments. SAMIs consist of a basket of credit default swaps whose underlying reference securities are senior loans.

Non-U.S. Securities. The Fund may invest up to 20% of its total assets in securities of non-U.S. issuers, which may include securities denominated in U.S. dollars or in non-U.S. currencies or multinational currency units. The Fund may invest in non-U.S. securities of so-called emerging market issuers. For purposes of the Fund, a company is deemed to be a non-U.S. issuer if it meets one of the following tests: (i) such company was not organized in the United States; (ii) such company’s primary business office is not in the United States; (iii) the principal trading market for such company’s securities is not located in the United States; (iv) less than 50% of such company’s assets are located in the United States; or (v) 50% or more of such issuer’s revenues are derived from outside the United States. Non-U.S. securities markets generally are not as developed or efficient as those in the United States. Securities of some non-U.S. issuers are less liquid and more volatile than securities of com parable U.S. issuers. Similarly, volume and liquidity in most non-U.S. securities markets are less than in the United States and, at times, volatility can be greater than in the United States.

Derivatives. The Fund may engage in various transactions in futures, forward contracts, swaps and other instruments (“Derivative Transactions”) to manage or hedge interest rate, currency exchange, industry, equity and other risks and may engage in derivative transactions to seek to enhance total return. The Fund may also lend securities and engage in short sales of securities. The Fund may, but is not required to, use various Derivative Transactions to earn income, facilitate portfolio management and mitigate risks. Such Derivative Transactions are generally accepted under modern portfolio management and are regularly used by many mutual funds and other institutional investors. Although the Adviser seeks to use the practices to further the Fund’s investment objectives, no assurance can be given that these practices will achieve this result.

The Fund may purchase and sell derivative instruments such as exchange-listed and over-the-counter put and call options on securities, financial futures, equity, fixed-income and interest rate indices, and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currency or currency futures or credit transactions and credit default swaps. The Fund also may purchase derivative instruments that combine features of these instruments. The Fund generally seeks to use Derivative Transactions as a portfolio management or hedging technique to seek to preserve a return on a particular investment or portion of its portfolio, protect against possible adverse changes in the market value of senior loans or other securities held in or to be purchased for the Fund’s portfolio, facilitate the sale of certain securities for investment purposes, manage the effective interest rate exposure of the Fund, protect against changes in currency exchange rates, manage the effective maturity or duration of the Fund’s portfolio, or establish positions in the derivatives markets as a temporary substitute for purchasing or selling particular securities.

Defensive Investments. From time to time, the Adviser may also invest a portion of the Fund’s assets in short-term U.S. government obligations, certificates of deposit, commercial paper and other money market instruments, including repurchase agreements with respect to such obligations to enable the Fund to make investments quickly and to serve as collateral with respect to certain of its investments. A greater percentage of Fund assets may be invested in such obligations if the

Adviser believes that a defensive position is appropriate because of the outlook for security prices or in order to respond to adverse market, economic business or political conditions. From time to time, cash balances in the Fund’s brokerage account may be placed in a money market fund.

Leverage	The Fund may utilize financial leverage through borrowings or the issuance of preferred shares. In addition, the Fund may invest in the securities of companies whose capital structures are highly leveraged. The Fund may utilize financial leverage (i) to provide the Fund with additional liquidity to meet its obligations to repurchase its shares pursuant to its Repurchase Offers and (ii) for investment purposes (i.e., to use such financial leverage to purchase additional portfolio securities consistent with the Fund’s investment objective and primary investment strategy). Generally speaking, if the Fund can invest the proceeds from financial leverage (i.e., money from borrowings or issuing preferred shares) in portfolio securities that have higher rates of return than the costs of such financial leverage and other expenses of the Fund, then the holders of common shares would have a net benefit. The Fund’s policy on financial leverage allows the Fund to use financial leverage in the form of borrowings and/or preferred shares to the maximum extent allowable under the 1940 Act.

Investment Manager	Highland Capital Management, L.P. (“Highland” or the “Adviser”) serves as the investment adviser to the Fund. The Fund and Highland have entered into an investment advisory agreement pursuant to which Highland is responsible for the selection and ongoing monitoring of the Fund’s investments. Highland furnishes offices and provides necessary facilities, equipment and personnel for the management of the Fund.

Highland will receive an advisory fee comprised of an annual base fee rate of 1.50% of the average daily managed assets of the Fund. After the Fund has had twelve months of operations, the base fee may be adjusted higher or lower depending on the Fund’s performance relative to the S&P/LSTA Leveraged Loan Index. For more information regarding the advisory fee, see “Management — Fees and Expenses.”

Highland is located at Two Galleria Tower, 13455 Noel Road, Suite 800, Dallas, Texas 75240. Organized in March 1993, Highland is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. As of March 31, 2008, Highland had approximately $38.3 billion in assets under management.

Administrator/Sub-administrator	Highland provides administration services to the Fund for a monthly administration fee at the annual rate of 0.20% of the Fund’s average daily net assets. In such capacity, Highland generally assists the Fund in all aspects of its administration and operations. Under a separate sub-administration agreement, Highland has delegated certain administrative functions to PFPC Inc. (“PFPC”), 760 Moore Road, King of Prussia, Pennsylvania, 19406, and pays PFPC a portion of the fee it receives from the Fund (0.01%). PFPC has agreed to provide corporate secretarial services; prepare and file various reports with the appropriate regulatory agencies; assist in preparing various materials required by the SEC; and prepare various materials required by any state securities commission having jurisdiction over the Fund.

Minimum Investment	The minimum initial investment in the Fund is $5,000. The Fund reserves the right to change the investment minimums and to refuse a purchase order for any reason.

Dividends and Distributions	Income dividends are normally declared each business day and paid quarterly. Capital gain distributions, if any, are made at least annually, usually in December. Income dividends and capital gain distributions may be received in cash or reinvested in additional full and fractional shares of the Fund.

Unlisted Closed-End Fund Structure; Limited Liquidity	The Fund does not intend to list its shares on any national securities exchange. Shares of the Fund have no history of public trading and there is not expected to be any secondary trading market in the shares. An investment in the shares should be considered illiquid. An investment in the Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the shares.

Transfer Agent and Custodian	PFPC is the agent of the Fund for the transfer of shares, disbursement of dividends, and maintenance of shareholder accounting records.

PFPC Trust Company, 8800 Tinicum Boulevard, Philadelphia, Pennsylvania 19153, is the custodian of the Fund. PFPC Trust Company, among other things, attends to the collection of principal and income and payment for and collection of proceeds of securities and other investments bought and sold by the Fund.

Principal Risks	Set forth below is a summary of the principal risks of investing in shares of the Fund. You should carefully consider these risks before investing in the Fund. As described below, these risks could cause you to lose money as a result of investing in the Fund. See “Investment and Risk Information — Principal Risks” for a more detailed discussion of the risks of this investment.

No Operating History. The Fund is a newly organized, non-diversified, closed-end management investment company with no history of operations.

Closed-End Fund Risk. The Fund is a closed-end investment company designed primarily for long-term investors and not as a trading vehicle. The Fund does not intend to list its shares for trading on any national securities exchange. There is not expected to be any secondary trading market in the shares, and the shares should be considered illiquid. The shares are, therefore, not readily marketable. Shares of closed-end investment companies often trade in the secondary market at a discount from their NAVs and, in the unlikely event that a secondary market for the shares were to develop, Fund shares likewise may trade at a discount from NAV.

Illiquidity Risk. The investments made by the Fund may be illiquid, and consequently the Fund may not be able to sell particular securities or close out derivative positions at an advantageous price. Illiquidity may result from the absence of an established market for the investments as well as legal, contractual or other restrictions on their resale by the Fund and other factors. Furthermore, the nature of the Fund’s investments, especially those in financially distressed companies, may require a long holding period prior to being able to determine whether the investment will be profitable or not.

Investment and Market Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount invested.

Risk of Investing in Obligations of Stressed, Distressed and Bankrupt Issuers. The Fund invests in the securities and other obligations of stressed, distressed and bankrupt issuers, including debt obligations that are in covenant or payment default. The Fund may invest for purposes of control. Such investments generally trade significantly below par and are considered speculative. The repayment of defaulted obligations is subject to significant uncertainties. Defaulted obligations might be repaid only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments. Typically such workout or bankruptcy proceedings result in only partial recovery of cash payments or an exchange of the defaulted obligation for other debt or equity securities of the issuer or its affiliates, which may in turn be illiquid or speculative. There are a number of significant risks inherent in the bankruptcy process. In any investment involving stressed and distressed debt obligations, there exists the risk that the transaction involving such debt obligations will be unsuccessful, take considerable time or will result in a distribution of cash or a new security or obligation in exchange for the stressed and distressed debt obligations, the value of which may be less than the Fund’s purchase price of such debt obligations.

Various laws enacted for the protection of creditors may apply to the debt obligations held by the Fund. If a court in a lawsuit brought by an unpaid creditor or representative of creditors of an issuer of a debt obligation held by the Fund, such as a trustee in bankruptcy, were to find that the issuer did not receive fair consideration or reasonably equivalent value for incurring the indebtedness constituting the debt obligation and, after giving effect to such indebtedness, the issuer (i) was insolvent, (ii) was engaged in a business for which the remaining assets of such issuer constituted unreasonably small capital or (iii) intended to incur, or believed that it would incur, debts beyond its ability to pay such debts as they mature, such court could determine to invalidate, in whole or in part, such indebtedness as a fraudulent conveyance, to subordinate such indebtedness to existing or future creditors of such issuer, or to recover amounts previously paid by such issuer in satisfaction of such indebtedness.

Risk of Investing in High Yield Securities. A significant portion of the Fund’s investments will consist of investments that may generally be characterized as “high yield securities” or “junk securities.” Such securities are typically rated below investment grade by one or more nationally recognized statistical rating organizations or are unrated but of comparable credit quality to obligations rated below investment grade, and have greater credit and liquidity risk than more highly rated obligations. Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated securities. High yield securities are generally unsecured and may be subordinate to other obligations of the obligor. The lower rating of high yield securities reflects a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions

(including, for example, a substantial period of rising interest rates or declining earnings) or both may impair the ability of the issuer to make payment of principal and interest. The secondary market on which high yield securities are traded may be less liquid than the market for higher rated securities. Less liquidity in the secondary trading market could adversely affect the price at which the Fund could sell a high yield security, and could adversely affect the Fund’s net asset value. Many issuers of high yield securities are highly leveraged, and their relatively high debt to equity ratios create increased risks that their operations might not generate sufficient cash flow to service their obligations. Overall declines in the below investment grade bond and other markets may adversely affect such issuers by inhibiting their ability to refinance their obligations at maturity.

Structured Finance Securities Risk. Structured finance securities, such as equipment trust certificates, collateralized mortgage obligations, collateralized bond obligations, collateralized loan obligations or similar instruments, may present risks similar to those of the other types of debt obligations in which the Fund may invest and, in fact, such risks may be of greater significance in the case of structured finance securities. Moreover, investing in structured finance securities may entail a variety of unique risks. Among other risks, structured finance securities may be subject to prepayment risk. In addition, the performance of a structured finance security will be affected by a variety of factors, including its priority in the capital structure of the issuer thereof, and the availability of any credit enhancement, the level and timing of payments and recoveries on and the characteristics of the underlying receivables, loans or other assets that are being securitized, remoteness of those assets from the originator or transferor, the adequacy of and ability to realize upon any related collateral and the capability of the servicer of the securitized assets.

Senior Loan Risk. Senior loans, such as bank loans, are typically at the most senior level of the capital structure, and are sometimes secured by specific collateral. Loans and other corporate debt obligations are subject to the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the net asset value of the Fund. Senior loans may not be readily marketable and may be subject to restrictions on resale. As a result, the ability of the Fund to dispose of its investments in a timely fashion and at an advantageous price may be limited. There can be no assurance that the liquidation of any collateral securing a senior loan would satisfy a borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. In the event of bankruptcy of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a senior loan. The Fund’s investments may include loans of a type generally incurred by borrowers in connection with highly leveraged transactions. As a result of the additional debt incurred by the borrower in the course of the transaction, the borrower’s creditworthiness is often judged by the rating agencies to be below investment grade. Bank loans often contain restrictive covenants designed to limit the activities of the borrower in an effort to protect the right of lenders to receive timely payments of principal and interest. Bank loans usually have shorter terms than subordinated obligations and may require mandatory prepayments from excess cash flow, asset dispositions and offerings of debt and/or equity securities. The bank loans and other debt obligations to be acquired by the Fund are likely to be below investment grade.

Second Lien Loans Risk. Second lien loans are subject to the same risks associated with investment in senior loans and non-investment grade securities. However, second lien loans are second in right of payment to senior loans and therefore are subject to additional risk that the cash flow of the borrower and any property securing the loan may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second lien loans are expected to have greater price volatility than senior loans and may be less liquid. There is also a possibility that a Fund, when it is an originator of these loans, will not be able to sell participations in them, which would create greater credit risk exposure.

Other Secured Loans Risk. Secured loans other than senior loans and second lien loans are subject to the same risks associated with investment in senior loans, second lien loans and non-investment grade securities. However, such loans may rank lower in right of payment than any outstanding senior loans and second lien loans of the borrower and therefore are subject to additional risk that the cash flow of the borrower and any property securing the loan may be insufficient to meet scheduled payments after giving effect to the higher ranking secured obligations of the borrower. Lower ranking secured loans are expected to have greater price volatility than senior loans and second lien loans and may be less liquid. also a possibility that a Fund, when it is an originator of these loans, will not be able to sell participations in them, which would create greater credit risk exposure.

Unsecured Loans Risk. Unsecured loans are subject to the same risks associated with investment in senior loans, second lien loans, other secured loans and non-investment grade securities. However, because unsecured loans have lower priority in right of payment to any higher ranking obligations of the borrower and are not backed by a security interest in any specific collateral, they are subject to additional risk that the cash flow of the borrower and available assets may be insufficient to meet scheduled payments after giving effect to any higher ranking obligations of the borrower. Unsecured loans are expected to have greater price volatility than senior loans, second lien loans and other secured loans and may be less liquid. There is also a possibility that a Fund, when it is an originator of these loans, will not be able to sell participations in them, which would create greater credit risk exposure.

Small and Mid-Cap Securities Risk. The Fund may invest in companies with small or medium-sized capitalizations. Securities issued by small and medium-sized companies can be more volatile than, and perform differently from, larger company securities. There may be less trading in a small or medium company’s securities, which means that buy and sell transactions in those securities could have a larger impact on the security’s price than is the case with larger company securities. Small and medium-sized companies may have fewer business lines; changes in any one line of business, therefore, may have a greater impact on a small or medium-sized company’s security price than is the case for a larger company. In addition, small or medium-sized company securities may not be well known to the investing public.

Common Stock Risk. Although common stocks have historically generated higher average total returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatility in those returns. The equity securities acquired by the Fund may fail to appreciate and may decline in value or become worthless. Dividends on common stock are not fixed but are declared at the discretion of an issuer’s board of directors. There is no guarantee that the issuers of the common stock in which the Fund invests will declare dividends in the future or that, if declared, the dividends will remain at current levels or increase over time.

Preferred Stock Risk. There are special risks associated with investing in preferred securities, including deferral risk, subordination risk, liquidity risk and risk associated with limited voting rights.

        •    Deferral. Preferred securities may include provisions that permit the issuer, at its discretion, to defer the payment of distributions for a stated period without any adverse consequences to the issuer. If the Fund owns a preferred security that is deferring the payment of its distributions, the Fund may be required to report income for federal income tax purposes even though the Fund has not yet received the actual distribution on the preferred stock. In order to receive this special treatment accorded to RICs under the Code, the Fund is required to distribute this reported income to shareholders in the tax year in which the income is reported. Therefore, the Fund may be required to pay out as an income distribution in any such tax year an amount greater than the total amount of income the Fund actually received. The Fund may be required to sell portfolio securities to obtain cash needed for these income distributions.

        •     Subordination. Preferred securities are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments.

• Liquidity. Preferred securities may be substantially less liquid than many other securities, such as common stock or U.S. government securities.

        •    Limited Voting Rights. Generally, preferred security holders have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board.

Convertible Securities Risk. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, the convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. However, convertible securities rank below debt obligations of the same issuer in order of preference or priority in the event of a liquidation and are typically unrated or rated lower than such debt obligations.

Synthetic Securities Risk. Synthetic securities are generally subject to credit risks similar to those associated with the debt security or other obligation upon which the synthetic security is based (the “Reference Obligation”). Additionally, the Fund will usually have a contractual relationship only with the counterparty of such synthetic securities, and not the obligor (the “Reference Obligor”) on the Reference Obligation. The Fund generally will have no right to directly enforce compliance by the Reference Obligor with the terms of the Reference Obligation nor any rights of set-off against the Reference Obligor, nor have any voting rights with respect to the Reference Obligation. The Fund will not benefit directly from the collateral supporting the Reference Obligation or have the benefit of the remedies that would normally be available to a holder of such Reference Obligation. In addition, in the event of insolvency of the counterparty, the Fund will be treated as a general creditor of such counterparty and will not have any claim with respect to the credit risk of the counterparty as well as that of the Reference Obligor. As a result, concentrations of synthetic securities in any one counterparty subject the Fund to an additional degree of risk with respect to defaults by such counterparty as well as by the Reference Obligor. The Adviser will not perform independent credit analyses of the counterparties, any such counterparty, or an entity guaranteeing such counterparty, individually or in the aggregate.

Credit Default Swaps Risk. Credit default swaps involve greater risks than investing in the reference obligation directly. In addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer will lose its investment and recover nothing should no event of default occur. If an event of default were to occur, the value of the reference obligation received by the seller, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. When the Fund acts as a seller of a credit default swap, it is exposed to many of the same risks of leverage described herein since if an event of default occurs the seller must pay the buyer the full notional value of the reference obligation.

Senior Loan Based Derivatives Risk. While investing in SAMIs will increase the universe of floating rate debt securities to which the Fund is exposed, such investments entail risks that are not typically associated with investments in other floating rate debt securities. The liquidity of the market for SAMIs will be subject to liquidity in the secured loan and credit derivatives markets. Investment in SAMIs involves many of the risks associated with investments in derivative instruments discussed generally below, including counterparty risk, the risk of loss due to unanticipated adverse changes in securities prices and interest rates, the inability to close out a position, imperfect correlation between a position and the desired hedge, tax constraints on closing out positions and portfolio management constraints on securities subject to such transactions. The potential loss on derivative instruments may be substantially greater than the initial investment therein.

Non-U.S. Securities Risk. Investing in non-U.S. securities involves certain risks not involved in domestic investments, including, but not limited to: (i) fluctuations in foreign currency exchange rates; (ii) future foreign economic, financial, political and social developments; (iii) different legal systems; (iv) the possible imposition of exchange controls or other foreign governmental laws or restrictions; (v) lower trading volume; (vi) much greater price volatility and illiquidity of certain non-U.S. securities markets; (vii) different trading and settlement practices; (viii) less governmental supervision; (ix) high and volatile rates of inflation; (x) fluctuating interest rates; (xi) less publicly available information; and (xii) different accounting, auditing and financial recordkeeping standards and requirements.

Foreign Currency Risk. Because the Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of securities owned by the Fund, the unrealized appreciation or depreciation of investments and gains on and income from investments. Currencies of certain countries may be volatile and therefore may affect the value of securities denominated in such currencies, which means that the Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. These risks often are heightened for investments in smaller, emerging capital markets. In addition, the Fund may enter into foreign currency transactions in an attempt to enhance total return which may further expose the Fund to the risks of foreign currency movements and other risks. The use of foreign currency transactions can result in the Fund incurring losses as a result of the imposition of exchange controls, suspension of settlements or the inability of the Fund to deliver or receive a specified currency.

Derivatives Risk. Derivative Transactions, including options, futures, swaps, foreign currency transactions and forward foreign currency contracts, currency swaps or options on currency and currency futures, involve risks, including the imperfect correlation between the value of such instruments and the underlying assets, the possible default of the other party to the transaction or illiquidity of the derivative instruments. The Fund may engage in Derivative Transactions for hedging and speculative purposes or to enhance total return, including options, futures, swaps, foreign currency transactions and forward foreign currency contracts, currency swaps or options on currency and currency futures. Derivatives allow an investor to hedge or speculate upon the price movements of a particular security, financial benchmark currency or index at a fraction of the cost of investing in the underlying asset. The value of a derivative depends largely upon price movements in the underlying asset. Therefore, many of the risks applicable to trading the underlying asset are also applicable to derivatives of such asset. However, there are a number of other risks associated with derivatives trading, including the imperfect correlation between the value of such instruments and the underlying assets, the possible default of the other party to the transaction or illiquidity of the derivative instruments. The ability to successfully use Derivative Transactions depends on the Adviser’s ability to predict pertinent market movements, which cannot be assured. Because many derivatives are “leveraged,” and thus provide significantly more market exposure than the money paid or deposited when the transaction is entered into, a relatively small adverse market movement can not only result in the loss of the entire investment, but may also expose the Fund to the possibility of a loss exceeding the original amount invested. The use of Derivative Transactions may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment or may cause the Fund to hold a security that it might otherwise sell. Additionally, amounts paid by the Fund as premiums and cash or other assets held in margin accounts with respect to Derivative Transactions are not otherwise available to the Fund for investment purposes.

Repurchase Offer Risk. The Fund, as a fundamental policy, will make quarterly repurchases at NAV for 5% to 25% of common shares outstanding, pursuant to Rule 23c-3 under the 1940 Act. See “Periodic Repurchase Offers.” However, the Fund’s shares are less liquid than shares of funds that trade on a stock exchange and certain common shareholders who tender for repurchase shares acquired within 18 months, will pay a CDSC if their shares are accepted for repurchase. See “How to Buy Shares.” Under limited circumstances, and only pursuant to specific regulatory requirements, the Fund may suspend or postpone a quarterly Repurchase Offer. There is no guarantee that shareholders will be able to sell all of their shares that they desire to sell in a quarterly Repurchase Offer.

Leverage Risk. There are risks associated with borrowing or issuing preferred shares in an effort to increase the yield and distributions on the common shares, including (i) the costs of the financial leverage may exceed the income from investments made with such leverage; (ii) there may be higher volatility of the net asset value of the common shares; and (iii) fluctuations in the interest rates on the borrowing or dividend rates on preferred shares may affect the yield and distributions to shareholders of common shares.

Subject to the applicable law, the Fund may borrow money to, among other things, finance repurchases of common shares. If the Fund uses leverage, repurchases of shares may compound the adverse effects of leverage in a declining market. The rights of any lenders to the Fund to receive payments of interest on and repayments of principal of any borrowings will be senior to the rights of shareholders of common shares. The loan agreement for any borrowing likely will limit certain activities of the Fund, including the payment of dividends to holders of common shares in certain circumstances. Interest payments and fees incurred in connection with borrowings to finance repurchases of shares will reduce the amount of net income available for payment to shareholders and may increase volatility of the net asset value of the common shares. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their shares by increasing Fund expenses and reducing any net investment income.

Non-Diversification Risk. The Fund has registered as a “non-diversified” investment company. While the Adviser will invest in a number of fixed-income and equity instruments issued by different institutions, it is possible that a significant amount of the Fund’s investments could be invested in the instruments of only a few issuers. To the extent the Fund invests a relatively high percentage of its assets in obligations of a limited number of issuers, the Fund will be more susceptible than a more widely diversified investment company to the consequences of any single corporate, economic, political or regulatory occurrence affecting such issuers. The Fund intends, however, to limit its investments so as to comply with the diversification requirements imposed by the Code, for qualification as a RIC.

Interest Rate Risk. Interest rate risk is the risk that debt securities, and the Fund’s net assets, may decline in value because of changes in interest rates. The price of most fixed-income securities moves in the opposite direction of the change in interest rates. For example, as interest rates rise, the price of fixed-income securities falls. If the Fund holds a fixed-income security to maturity, the change in its price before maturity will have little impact on the Fund’s performance; however, if the Fund sells the fixed-income security before the maturity date, an increase in interest rates will result in a loss to the Fund. This means that the net asset value of the Fund’s common shares will fluctuate with interest rate changes and the corresponding changes in the value of the Fund’s debt security holdings.

Anti-Takeover Provisions	The Declaration of Trust includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund. In addition, in the event a secondary market were to develop in the shares, such provisions could have the effect of depriving shareholders of an opportunity to sell and receive net asset value for their common shares.

Affiliated Transactions	To the extent permitted by law and in accordance with the procedures established by the Fund’s Board of Trustees, the Fund may engage in brokerage transactions with brokers that are affiliates of the Adviser or of the Fund, with brokers who are affiliates of such brokers, or with unaffiliated brokers who trade or clear through affiliates of the Adviser or the Fund.

The Adviser and its affiliates manage other accounts, including registered and private funds and individual accounts. Although investment decisions for the Fund are made independently from those of such other accounts, the Adviser may, consistent with applicable law, make investment recommendations to other clients or accounts that may be the same or different from those made to the Fund, including investments in different levels of the capital structure of a company, such as equity versus senior loans, or that take contrary provisions in multiple levels of the capital structure. The Adviser has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, this may create situations where a client could be disadvantaged because of the investment activities conducted by the Adviser for other client accounts. When the Fund and one or more of such other accounts is prepared to invest in, or desires to dispose of, the same security, available investments or opportunities for each will be allocated in a manner believed by the Adviser to be equitable to the Fund and such other accounts. The Adviser also may aggregate orders to purchase and sell securities for the Fund and such other accounts. Although the Adviser believes that, over time, the potential benefits of participating in volume transactions and negotiating lower transaction costs should benefit all accounts including the Fund, in some cases these activities may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund.

Fund Expenses

Shareholder Transaction Expenses (1)
Maximum Sales Charge (Load) Imposed (as a percentage of offering price) (2)	4.50%
Offering Expenses Borne by the Fund (as a percentage of offering price) (3)	[ ] %
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Maximum Contingent Deferred Sales Charge (“CDSC”) (as a percentage of the net asset value at the time of purchase or repurchase, whichever is lower)	None(4)
Repurchase Fee (as a percentage of the amount repurchased)(5)	2.00%

Annual Fund Operating Expenses (as a percentage of average net assets(6))
Management Fees(7)	2.13%
Distribution and Service Fees	0.35%
Interest Payments and Commitment Fees on Borrowed Funds(8)	0.87%
Other Expenses (9)	0.26%
Total Annual Fund Operating Expenses	3.61%
The table above is intended to assist investors in understanding the various costs and expenses directly or indirectly associated with investing in shares of the Fund. The table summarizes the aggregate expenses of the Fund.

(1)	Financial Advisors (as defined under “How to Buy Shares”) may independently charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.

(2)	You will pay a reduced sales load for purchases of Fund shares in an amount equal to or in excess of $100,000 per transaction. See “How to Buy Shares.”

(3)	The Fund will pay offering expenses estimated at $[ ] , or $[0. ] per common share sold by the Fund in this offering, from the proceeds of the offering. The offering expenses to be paid or reimbursed by the Fund are not included among the expenses shown in the “Annual Fund Operating Expenses” section of the above table. However, these expenses will be borne by shareholders of the Fund’s common shares and result in a reduction of the net asset value of the common shares.

(4)	Shares purchased without an initial sales charge in accounts aggregating $1 million or more are subject to a 1.00% CDSC if the shares are tendered and accepted for repurchase within 18 months of purchase.

(5)	This fee is charged on shares that are submitted for repurchase by the Fund or exchanged within one hundred and eighty (180) days of their purchase date (see “Periodic Repurchase Offers — Repurchase Fee”).

(6)	Figures assume the Fund borrows an amount representing 20.0% of the Fund’s total assets (including the proceeds of such borrowing).

(7)	Management fees include both advisory fees and administration fees charged to the Fund. The management fee rate reflected above is the annual base fee rate of 1.50% of the average daily managed assets of the Fund. After the Fund has had twelve (12) months of operations, the base fee may be adjusted higher or lower depending on the Fund’s performance relative to the S&P/LSTA Leveraged Loan Index. For more information regarding the advisory fee, see “Management — Fees and Expenses.” The Adviser also receives from the Fund monthly administration fees at the annual rate of 0.20% of the average daily managed assets of the Fund. “Average daily managed assets” of the Fund means the average daily value of the total assets of the Fund less all accrued liabilities of the Fund (other than the aggregate amount of any outstanding borrowings constituting financial leverage). See “Management — Fees and Expenses.”

(8)	The table and Expense Example presented directly below, unlike the table above and the Expense Example below, assumes that the Fund will incur no debt (or issue preferred stock) nor incur interest expense on borrowed funds. In accordance with these assumptions, the Fund’s expenses would be estimated to as follows:

Annual Fund Operating Expenses (as a percentage of average net assets)
Management Fees	1.70%
Distribution and Service Fees	0.35%
Interest Payments and Commitment Fees on Borrowed Funds	0.00%
Other Expenses	0.24%
Total Annual Fund Operating Expenses	2.29%
     Expense Example. This Example helps you compare the cost of investing in the Fund to the cost of investing in other investment companies. The Example assumes the Fund does not use leverage and that (i) you invest $1,000 in the Fund, (ii) your investment has a 5% return each year, (iii) operating expenses remain the same, and (iv) all income dividends and capital gains distributions are reinvested in additional shares at net asset value. The Example should not be considered a representation of future expenses. Your actual costs may be higher or lower.

	1 Year	3 Years	5 Years

Total Expenses Incurred	$67	$113	$162
(9)	“Other Expenses” are based on estimated amounts for the current fiscal year.
     Expense Example. This Example helps you compare the cost of investing in the Fund to the cost of investing in other investment companies. The Example assumes the Fund uses leverage representing 20.0% of its total assets (including the proceeds from the leverage) and that (i) you invest $1,000 in the Fund, (ii) your investment has a 5% return each year, (iii) operating expenses remain the same, and (iv) all income dividends and capital gains distributions are reinvested in additional shares at net asset value. The Example should not be considered a representation of future expenses. Your actual costs may be higher or lower.

	1 Year	3 Years	5 Years

Total Expenses Incurred	$80	$150	$223

THE FUND
     The Fund is a non-diversified, closed-end management investment company organized as a Delaware statutory trust on June 5, 2008. The Fund is newly organized and has no operating history.
THE OFFERING
     The Fund anticipates that the initial offering of its shares will end on or about _________, 2008. The Fund’s common shares are being offered initially through PFPC Distributors Inc., as principal underwriter, and through selected brokers and dealers at a price of $19.10 per share, plus a sales load of up to $0.90 per share, for a maximum offering price of $20.00 per share. After the initial offering, the Fund may commence a continuous public offering of its common shares at net asset value, plus the applicable sales load. There can be no assurance that the Fund will offer its shares on a continuous basis or, if so offered, that it will do so indefinitely. The Fund’s principal office is located at 13455 Noel Road, Suite 800, Dallas, Texas 75240, and its telephone number is (877) 665-1287.
USE OF PROCEEDS
     The net proceeds of the offering of common shares will be approximately $_________ after payment or reimbursement of the estimated offering costs. The Fund will invest the net proceeds of the offering in accordance with the Fund’s investment objective and policies as stated below. It is presently anticipated that the Fund will be able to invest substantially all of the net proceeds in investments that meet its investment object and policies within six months after the completion of the offering. Pending such investment, it is anticipated that the proceeds will be invested in short-term U.S. Government obligations, certificates of deposit, commercial paper and other money market instruments, including repurchase agreements. During the period in which the Fund is investing the net proceeds of the offering, it may not be in a position to achieve its investment objective.
INVESTMENT AND RISK INFORMATION
Investment Objective
     The Fund’s investment objective is to seek to achieve high total returns while minimizing losses. The Fund’s investment objective is a non-fundamental policy, which means that the Board of Trustees of the Fund (the “Board”) can change it without shareholder approval.
     An investment in the Fund may not be appropriate for all investors and is not intended to be a complete investment program. No assurance can be given that the Fund will achieve its investment objective.
Investment Strategy
     The Fund’s investment strategy focuses on assessing value dislocations principally in the senior secured loan markets. The Adviser employs a longer-term, value-added investment approach supported by its industry-focused research platform and the turnaround and workout experience of its investment professionals.
     The Fund will pursue both passive, relatively liquid investments and control-oriented investments which might have lower liquidity. The Adviser has discretion to determine the appropriate mix of strategies in light of market conditions.
     The Adviser typically seeks investments where capital at risk is backed by adequate tangible asset values and where it believes it can capture arbitrage opportunities between market prices and what the Adviser believes is the intrinsic value of an investment. The Adviser’s industry analysts seek to monitor issuers in order to identify potential investments at the earliest stages of their impairment. At times such investment opportunities can be found in companies that have an inherently strong business but are suffering from transitory financial distress caused by non-operational issues, such as mismanaged capital structures, liquidity constraints or macro considerations.

     The Adviser’s investment strategy is oriented toward generating proprietary investment ideas from its research and trading professionals.
     Whether through formal bankruptcy proceedings or informal out-of-court workouts, the Adviser may take an active role in leading the restructuring process by: (i) assisting management in establishing a revised business plan to stabilize the business; (ii) detailing the path and timeframe of the restructuring; (iii) establishing consensus and understanding among the creditor groups; (iv) minimizing advisory and legal costs; and (v) executing the most appropriate exit strategy. The process of recognizing value, restructuring the company and seeking to unlock intrinsic value may require holding periods in excess of two years. Typical exit options include: (i) partial or full refinancing of the investment; (ii) recapitalization; (iii) monetization of the company’s assets; (iv) sale of the company; (v) initial public offering of post-reorganized equity; or (vi) resale of loans and securities into the open market.
     No assurance can be given that the Fund’s strategy will be successful.
Principal Investments
     The Fund invests and trades in listed and unlisted, public and private, rated and unrated debt and equity instruments and other obligations of financially troubled companies (also known as “distressed” securities). The Fund may invest in such instruments and obligations either directly, or indirectly by investing in derivatives or synthetic securities having economic characteristics similar to the underlying asset. Generally, distressed companies are in need of covenant amendments or have been operating under the provisions of the U.S. bankruptcy code or other similar laws, or may become subject to such provisions in the future. Investments include publicly-traded debt and equity securities, stressed and par loan obligations which were privately placed with banks, insurance companies and other lending institutions, trade claims, accounts receivable and any other form of obligation recognized as a claim in a bankruptcy or workout process.
     Distressed Debt. The Fund may invest in distressed debt, which consists of debt securities and bank loans that are, in the Adviser’s reasonable business judgment, impaired in fundamental ways due to credit, liquidity, interest rate or other issues, that may not be performing or may be in default and that are generally trading at a substantial discount to par. Investments in securities that are in covenant or payment default generally trade significantly below par and are considered speculative. The repayment of defaulted obligations is subject to significant uncertainties. Defaulted obligations might be repaid only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments. Typically such workout or bankruptcy proceedings result in only partial recovery of cash payments or an exchange of the defaulted obligation for other debt or equity securities of the issuer or its affiliates, which may in turn be illiquid or speculative.
     High Yield Securities. The Fund may invest in high yield securities, which generally consist of debt securities (including convertible debt securities) that are generally rated below “Baa3” by Moody’s or “BBB-” by S&P or Fitch and, in each case, (a) have been issued pursuant to a public registration, Rule 144A, or as a private placement, and (b) are not cash equivalents, bank loans, mezzanine investments or collateralized debt obligations (“CDOs”). However, it may also include debt rated above such levels that has fallen in price. In addition, it includes bank loans, which are typically at the senior level of the capital structure, and are often secured by specific collateral. Bank loans include assignments of and participations in performing senior debt obligations that are generally acquired through primary bank syndications and in the secondary market. The bank loans acquired by the Fund are likely to be unrated or rated below investment grade.
     Collateralized Loan Obligations and Bond Obligations. The Fund may invest in asset-backed securities that are securitizing financial assets. These securitized assets are, as a rule, corporate financial assets brought into a pool according to specific diversification rules. A financing company (generally called a Special Purpose Vehicle or “SPV”) is a company founded solely for the purpose of securitizing these claims and its only asset is the diversified asset pool. On this basis, marketable securities are issued which, due to the diversification of the underlying asset, generally represent a lower level of risk than the original assets. The redemption of the securities issued by the SPV takes place at maturity out of the cash flow generated by the pooled assets.

     A collateralized loan obligation (“CLO”) is a structured debt security issued by an SPV that was created to reapportion the risk and return characteristics of a pool of assets. The assets, typically senior loans, are used as collateral supporting the various debt tranches issued by the SPV. The key feature of the CLO structure is the prioritization of the cash flows from a pool of debt securities among the several classes of securities issued by a CLO.
     The Fund may also invest in collateralized bond obligations (“CBOs”), which are structured debt securities backed by a diversified pool of high yield, public or private fixed income securities. These may be fixed pools or may be “market value” (or managed) pools of collateral. The CBO issues debt securities that are typically separated into tranches representing different degrees of credit quality. The top tranche of securities has the greatest collateralization and pays the lowest interest rate. Lower CBO tranches have a lesser degree of collateralization quality and pay higher interest rates intended to compensate for the attendant risks. The bottom tranche specifically receives the residual interest payments (i.e., money that is left over after the higher tranches have been paid) rather than a fixed interest rate. The return on the lower tranches of CBOs is especially sensitive to the rate of defaults in the collateral pool. Under normal market conditions, the Fund expects to invest in the lower tranches of CBOs.
     Mezzanine Investments. The Fund may invest in mezzanine investments, which consist of (i) debt securities of an issuer (including convertible debt securities) that (A) are subordinated to other debt of such issuer and (B) may be issued with equity participation features such as convertibility, senior equity securities, common stock or warrants or (ii) preferred stock that is issued in connection with leveraged transactions, such as management buyouts, acquisitions, refinancings, recapitalizations and later stage growth capital financings.
     Senior Loans. The Fund may invest in senior loans, which hold the most senior position in the capital structure of a business entity and are typically secured with specific collateral and have a claim on the general assets of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. The proceeds of senior loans primarily are used to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, and, to a lesser extent, to finance internal growth and for other corporate purposes. Senior loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates generally are the London Interbank Offered Rate (“LIBOR”), the prime rate offered by one or more major United States banks (“Prime Rate”) or the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
     Many loans in which the Fund invests, and the issuers of such loans, are not rated by a rating agency, not registered with the SEC or any state securities commission and not listed on any national securities exchange. The amount of public information available with respect to issuers of senior loans will generally be less extensive than that available for issuers of registered or exchange listed securities. Because senior loans are senior in a borrower’s capital structure and are often secured by specific collateral, the Adviser believes that senior loans have more favorable loss recovery rates as compared to most other types of below investment grade debt obligations. However, there can be no assurance that the Fund’s actual loss recovery experience will be consistent with the Adviser’s prior experience or that the Fund’s senior loans will achieve any specific loss recovery rates.
     No active trading market may exist for many senior loans, and some senior loans may be subject to restrictions on resale. The Fund is not limited in the percentage of its assets that may be invested in senior loans and other securities deemed to be illiquid. A secondary market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may impair the ability to realize full value on the disposition of an illiquid senior loan, and cause a material decline in the Fund’s net asset value.
     Senior loans generally are arranged through private negotiations between a borrower and a group of financial institutions initially represented by an agent who is usually one of the originating lenders. In larger transactions, it is common to have several agents. Generally, however, only one such agent has primary responsibility for documentation and ongoing administration of a senior loan. Agents are typically paid fees by the borrower for their services. The agent is primarily responsible for negotiating the credit agreement which establishes the terms and conditions of the senior loan and the rights of the borrower and the lenders. The agent is also responsible for monitoring collateral and for exercising remedies available to the lenders such as foreclosure upon collateral.

     The Fund’s investments in senior loans may take one of several forms, including acting as one of the group of lenders originating a senior loan, purchasing an assignment of a portion of a senior loan from a third party or acquiring a participation in a senior loan. When the Fund is a member of the originating syndicate for a senior loan, it may share in a fee paid to the syndicate. When the Fund acquires a participation in, or an assignment of, a senior loan, it may pay a fee to, or forego a portion of interest payments from, the lender selling the participation or assignment. The Fund will act as lender, or purchase an assignment or participation, with respect to a senior loan only if the agent is determined by the Adviser to be creditworthy.
     When the Fund is one of the original lenders, it will have a direct contractual relationship with the borrower and can enforce compliance by the borrower with terms of the credit agreement. It also may have negotiated rights with respect to any funds acquired by other lenders through set-off. Original lenders also negotiate voting and consent rights under the credit agreement. Actions subject to lender vote or consent generally require the vote or consent of the majority of the holders of some specified percentage of the outstanding principal amount of the senior loan. Certain decisions, such as reducing the interest rate, or extending the maturity of a senior loan, or releasing collateral securing a senior loan, among others, frequently require the unanimous vote or consent of all lenders affected.
     When the Fund is a purchaser of an assignment, it typically succeeds to all the rights and obligations under the credit agreement of the assigning lender and becomes a lender under the credit agreement with the same rights and obligations as the assigning lender. Assignments are, however, arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may be more limited than those held by the assigning lender.
     The Fund may also invest in participations in senior loans. The rights of the Fund when it acquires a participation are likely to be more limited than the rights of an original lender or an investor who acquired an assignment. Participation by the Fund in a lender’s portion of a senior loan typically means that the Fund has only a contractual relationship with the lender, not with the borrower. This means that the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of payments from the borrower. With a participation, the Fund will have no rights to enforce compliance by the borrower with the terms of the credit agreement or any rights with respect to any funds acquired by other lenders through setoff against the borrower. In addition, the Fund may not directly benefit from the collateral supporting the senior loan because it may be treated as a general creditor of the lender instead of a senior secured creditor of the borrower. As a result, the Fund may be subject to delays, expenses and risks that are greater than those that exist when the Fund is the original lender or holds an assignment. This means the Fund must assume the credit risk of both the borrower and the lender selling the participation. The Fund will consider a purchase of participations only in those situations where the Adviser considers the participating lender to be creditworthy. In the event of a bankruptcy or insolvency of a borrower, the obligation of the borrower to repay the senior loan may be subject to certain defenses that can be asserted by such borrower against the Fund as a result of improper conduct of the lender selling the participation.
     Second Lien Loans. The Fund may invest in second lien loans, which are loans made by public and private corporations and other non-governmental entities and issuers for a variety of purposes. Second lien loans are second in right of payment to one or more senior loans of the related borrower. Second lien loans typically are secured by a second priority security interest or lien to or on specified collateral securing the borrower’s obligation under the loan and typically have similar protections and rights as senior loans. Second lien loans are not (and by their terms cannot) become subordinate in right of payment to any obligation of the related borrower other than senior loans of such borrower. Second lien loans, like senior loans, typically have adjustable floating rate interest payments. Because second lien loans are second to senior loans, they present a greater degree of investment risk but often pay interest at higher rates reflecting this additional risk. Such investments generally are of below investment grade quality. Other than their subordinated status, second lien loans have many characteristics and risks similar to senior loans discussed above. In addition, second lien loans of below investment grade quality share many of the risk characteristics of non-investment grade securities. As in the case of senior loans, the Fund may purchase interests in second lien loans through assignments or participations.

     Other Secured Loans. The Fund may invest in secured loans other than senior loans and second lien loans, which are loans made to public and private corporations and other non-governmental entities and issuers for a variety of purposes. Such secured loans may rank lower in right of payment to one or more senior loans and second lien loans of the borrower. Such secured loans typically are secured by a lower priority security interest or lien to or on specified collateral securing the borrower’s obligation under the loan, and typically have more subordinated protections and rights than senior loans and second lien loans. Secured loans may become subordinated in right of payment to more senior obligations of the borrower issued in the future. Such secured loans may have fixed or adjustable floating rate interest payments. Because such secured loans may rank lower as to right of payment than senior loans and second lien loans of the borrower, they may present a greater degree of investment risk than senior loans and second lien loans but often pay interest at higher rates reflecting this additional risk. Such investments generally are of below investment grade quality. Other than their more subordinated status, such investments have many characteristics and risks similar to senior loans and second lien loans discussed above. In addition, secured loans of below investment grade quality share many of the risk characteristics of non-investment grade securities. As in the case of senior loans and second lien loans, the Fund may purchase interests in other secured loans through assignments or participations.
     Unsecured Loans. The Fund may invest in unsecured loans, which are loans made to public and private corporations and other non-governmental entities and issuers for a variety of purposes. Unsecured loans generally have lower priority in right of payment compared to holders of secured debt of the borrower. Unsecured loans are not secured by a security interest or lien to or on specified collateral securing the borrower’s obligation under the loan. Unsecured loans by their terms may be or may become subordinate in right of payment to other obligations of the borrower, including senior loans, second lien loans and other secured loans. Unsecured loans may have fixed or adjustable floating rate interest payments. Because unsecured loans are subordinate to the secured debt of the borrower, they present a greater degree of investment risk but often pay interest at higher rates reflecting this additional risk. Such investments generally are of non-investment grade quality. Other than their subordinated and unsecured status, such investments have many characteristics and risks similar to senior loans, second lien loans and other secured loans discussed above. In addition, unsecured loans of non-investment grade quality share many of the risk characteristics of non-investment grade securities. As in the case of secured loans, the Fund may purchase interests in unsecured loans through assignments or participations.
     Equity Securities. The Fund may invest in equity securities, including common stock of medium- and small-capitalization companies that have either (i) been burdened by complex legal, financial or ownership issues and are, in the judgment of the Adviser, selling at a discount to the underlying asset or business value or (ii) undergone leveraged buyouts or recapitalizations, yet are still substantially leveraged, preferred stock, and convertible securities. The Fund may also receive equity or equity-related securities in connection with a workout transaction. Additionally, the Fund’s investments in distressed debt and high yield securities will often be accompanied by investments in warrants or other equity securities.
•	Common Stock. Common stocks of a corporation or other entity that entitle the holder to a pro rata share of the profits, if any, of the corporation without preference over any other shareholder or class of shareholders, including holders of such entity’s preferred stocks and other senior equity securities. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

•	Preferred Stock. The Fund may invest in preferred stocks. Preferred stocks are equity securities, but they have many characteristics of fixed income securities, such as a fixed dividend payment rate and/or a liquidity preference over the issuer’s common shares. However, because preferred stocks are equity securities, they may be more susceptible to risks traditionally associated with equity investments than the Fund’s fixed income securities.
     Fixed rate preferred stocks have fixed dividend rates. They can be perpetual, with no mandatory redemption date, or issued with a fixed mandatory redemption date. Certain issues of preferred stocks are convertible into other equity securities. Perpetual preferred stocks provide a fixed dividend throughout the life of the issue, with no mandatory retirement provisions, but may be callable. Sinking fund preferred stocks provide for the redemption of a portion of the issue on a regularly scheduled basis with, in most cases, the entire issue being retired at a future date. The value of fixed rate preferred stocks can be expected to vary inversely with interest rates.
     Adjustable rate preferred stocks have a variable dividend rate which is determined periodically, typically quarterly, according to a formula based on a specified premium or discount to the yield on particular U.S. Treasury securities. The premium or discount to be added to or subtracted from this base-rate yield is fixed at the time of issuance and cannot be changed without the approval of the holders of the adjustable rate preferred stock. Some adjustable rate preferred stocks have a maximum and a minimum rate and in some cases are convertible into common stocks.
     Auction rate preferred stocks pay dividends that adjust based on periodic auctions. Such preferred stocks are similar to short-term corporate money market instruments in that an auction rate preferred stockholder has the opportunity to sell the preferred stock at par in an auction, normally conducted at least every 49 days, through which buyers set the dividend rate in a bidding process for the next period. The dividend rate set in the auction depends on market conditions and the credit quality of the particular issuer. Typically, the auction rate preferred stock’s dividend rate is limited to a specified maximum percentage of an external commercial paper index as of the auction date. Further, the terms of the auction rate preferred stocks generally provide that they are redeemable by the issuer at certain times or under certain conditions. The Fund may not be able to sell its holdings of auction rate preferred stocks at an auction if the auction fails (i.e., if there are more auction rate preferred shares for sale than there are buyers for those shares).
•	Convertible Securities. The Fund’s investment in fixed income securities may include bonds and preferred stocks that are convertible into the equity securities of the issuer or a related company. Depending on the relationship of the conversion price to the market value of the underlying securities, convertible securities may trade more like equity securities than debt instruments.
     Credit Default Swaps. The Fund may enter into credit default swap agreements. The “buyer” in a credit default swap agreement is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the “par value” (full notional value) of the reference obligation in exchange for the reference obligation. The Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no event of default occurs, the Fund loses its investment and recovers nothing. However, if an event of default occurs, the Fund, as the buyer, receives full notional value for a reference obligation that may have little or no value. As a seller, the Fund receives income throughout the term of the contract, which typically is between six months and three years, provided that there is no default event. If an event of default were to occur and the Fund is the seller, the value of the reference obligation received by the Fund, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. The Fund will enter into swap agreements only with counterparties that have previously been added to an approved counterparties list by the Adviser.
     Senior Loan Based Derivatives. The Fund may obtain exposure to senior loans and baskets of senior loans through the use of derivative instruments. For example, the Fund may invest in a derivative instrument known as the Select Aggregate Market Index (“SAMI”), which provides investors with exposure to a reference basket of senior loans. SAMIs are structured as floating rate instruments. SAMIs consist of a basket of credit default swaps whose underlying reference securities are senior loans.
     Non-U.S. Securities. The Fund may invest up to 20% of its total assets in securities of non-U.S. issuers, which may include securities denominated in U.S. dollars or in non-U.S. currencies or multinational currency units. The Fund may invest in non-U.S. securities of so-called emerging market issuers. For purposes of the Fund, a company is deemed to be a non-U.S. issuer if it meets one of the following tests: (i) such company was not organized in the United States; (ii) such company’s primary business office is not in the United States; (iii) the principal trading market for such company’s securities is not located in the United States; (iv) less than 50% of such company’s assets are located in the United States; or (v) 50% or more of such issuer’s revenues are derived from outside the United States. Non-U.S. securities markets generally are not as developed or efficient as those in the United States. Securities of some non-U.S. issuers are less liquid and more volatile than securities of comparable U.S. issuers. Similarly, volume and liquidity in most non-U.S. securities markets are less than in the United States and, at times, volatility of price can be greater than in the United States.
     Derivatives. The Fund may engage in various transactions in futures, forward contracts, swaps and other instruments (“Derivative Transactions”) to manage or hedge interest rate, currency exchange, industry, equity and other risks and may engage in derivative transactions to seek to enhance total return. The Fund may also lend securities and engage in short sales of securities. The Fund may, but is not required to, use various Derivative Transactions to earn income, facilitate portfolio management and mitigate risks. Such Derivative Transactions are generally accepted under modern portfolio management and are regularly used by many mutual funds and other institutional investors. Although the Adviser seeks to use the practices to further the Fund’s investment objectives, no assurance can be given that these practices will achieve this result.
     The Fund may purchase and sell derivative instruments such as exchange-listed and over-the-counter put and call options on securities, financial futures, equity, fixed-income and interest rate indices, and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currency or currency futures or credit transactions and credit default swaps. The Fund also may purchase derivative instruments that combine features of these instruments. The Fund generally seeks to use Derivative Transactions as a portfolio management or hedging technique to seek to preserve a return on a particular investment or portion of its portfolio, protect against possible adverse changes in the market value of senior loans or other securities held in or to be purchased for the Fund’s portfolio, facilitate the sale of certain securities for investment purposes, manage the effective interest rate exposure of the Fund, protect against changes in currency exchange rates, manage the effective maturity or duration of the Fund’s portfolio, or establish positions in the derivatives markets as a temporary substitute for purchasing or selling particular securities.
     Market conditions will determine whether and in what circumstances the Fund would employ any hedging and risk management techniques. The Fund will incur brokerage and other costs in connection with its hedging transactions. To the extent that SEC rules and regulations require segregation of assets for certain Derivative Transactions, the Fund will segregate a portion of its assets while party to these Derivative Transactions.
     The Fund may enter into interest rate swaps or purchase or sell interest rate caps or floors. The Fund will not sell interest rate caps or floors that it does not own. Interest rate swaps involve the exchange by the Fund with another party of their respective obligations to pay or receive interest (i.e., an exchange of an obligation to make floating rate payments for an obligation to make fixed rate payments).
     The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest at the difference between the index and the predetermined rate on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest at the difference between the index and the predetermined rate on a notional principal amount from the party selling such interest rate floor. The notional principal amount for interest rate caps and floors is the reference amount with respect to which interest obligations are determined although no actual exchange of principal occurs. The Fund will not enter into swaps, caps or floors if, on a net basis, the aggregate notional principal amount with respect to such agreements exceeds the net assets of the Fund.
     In circumstances in which the Adviser anticipates that interest rates will decline, the Fund might, for example, enter into an interest rate swap as the floating rate payor or, alternatively, purchase an interest rate floor. In the case of purchasing an interest rate floor, if interest rates declined below the floor rate, the Fund would receive payments from its counterparty which would wholly or partially offset the decrease in the payments it would receive with respect to the portfolio assets being hedged. In the case where the Fund purchases such an interest rate swap, if the floating rate payments fell below the level of the fixed rate payment set in the swap agreement, the Fund’s counterparty would pay the Fund amounts equal to interest computed at the difference between the fixed and floating rates over the notional principal amount. Such payments would offset or partially offset the decrease in the payments the Fund would receive with respect to floating rate portfolio assets being hedged.
     The successful utilization of hedging and risk management transactions requires skills different from those needed in the selection of investments. The successful use of swaps, caps and floors depends on the Adviser’s ability to predict correctly the direction and extent of movements in interest rates. Although the Adviser believes that the use of the hedging and risk management techniques described above will benefit the Fund, if the Adviser’s judgment about the direction or extent of the movement in interest rates is incorrect, the Fund’s overall performance would be worse than if it had not entered into any such transaction. For example, if the Fund had purchased an interest rate swap or an interest rate floor to hedge against its expectation that interest rates would decline but instead interest rates rose, the Fund would lose part or all of the benefit of the increased payments it would receive as a result of the rising interest rates because it would have to pay amounts to its counterparty under the swap agreement or would have paid the purchase price of the interest rate floor.
     The Fund will usually enter into interest rate swaps on a net basis (i.e., where the two parties make net payments with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each interest rate swap will be accrued and an amount of cash or liquid securities having an aggregate value at least equal to the accrued excess will be maintained. If the Fund enters into a swap on other than a net basis, the Fund will maintain assets equal to the full amount of its obligations under each such swap. The Fund may enter into swaps, caps and floors with member banks of the Federal Reserve System, members of the NYSE or other entities determined by the Adviser to be creditworthy, pursuant to procedures adopted and reviewed on an ongoing basis by the Fund’s Board. If a default occurs by the other party to such transactions, the Fund will have contractual remedies pursuant to the agreements related to the transaction, but such remedies may be subject to bankruptcy and insolvency laws that could affect the Fund’s rights as a creditor. The swap market has grown substantially in recent years with a large number of banks and financial services companies acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps and floors are more recent innovations and are less liquid than swaps. There can be no assurance, however, that the Fund will be able to enter into interest rate swaps or to purchase interest rate caps or floors at prices or on terms the Adviser believes are advantageous to the Fund. In addition, although the terms of interest rate swaps, caps and floors may provide for termination, there can be no assurance that the Fund will be able to terminate an interest rate swap or to sell or offset interest rate caps or floors that it has purchased.
     New financial products continue to be developed and the Fund may invest in any such products as may be developed to the extent consistent with its investment objective and the regulatory and federal tax requirements applicable to investment companies.
     A more complete discussion of Derivative Transactions and their risks is contained in the Statement of Additional Information.
     Defensive Investments. From time to time, the Adviser may also invest a portion of the Fund’s assets in short-term U.S. government obligations, certificates of deposit, commercial paper and other money market instruments, including repurchase agreements with respect to such obligations to enable the Fund to make investments quickly and to serve as collateral with respect to certain of its investments. A greater percentage of Fund assets may be invested in such obligations if the Adviser believes that a defensive position is appropriate because of the outlook for security prices or in order to respond to adverse market, economic business or political conditions. From time to time, cash balances in the Fund’s brokerage account may be placed in a money market fund. During periods in which the Adviser determines that it is temporarily unable to follow the Fund’s investment strategy or that it is impractical to do so or pending re-investment of proceeds received in connection with the sale of a security, the Fund may deviate from its investment strategy and invest all or any portion of its assets in cash or cash equivalents. The Adviser’s determination that it is temporarily unable to follow the Fund’s investment strategy or that it is impractical to do so will generally occur only in situations in which a market disruption event has occurred and where trading in the securities selected through application of the Fund’s investment strategy is extremely limited or absent. In such a case, shares of the Fund may be adversely affected and the Fund may not pursue or achieve its investment objectives.

     U.S. government securities in which the Fund invests include debt obligations of varying maturities issued by the U.S. Treasury or issued or guaranteed by an agency or instrumentality of the U.S. government, including the Federal Housing Administration, Federal Financing Bank, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association (GNMA), General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association (FNMA), Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, and various institutions that previously were or currently are part of the Farm Credit System (which has been undergoing reorganization since 1987). Some U.S. government securities, such as U.S. Treasury bills, Treasury notes and Treasury bonds, which differ only in their interest rates, maturities and times of issuance, are supported by the full faith and credit of the United States government. Others are supported by (i) the right of the issuer to borrow from the U.S. Treasury, such as securities of the Federal Home Loan Banks; (ii) the discretionary authority of the U.S. government to purchase the agency’s obligations, such as securities of the FNMA; or (iii) only the credit of the issuer. No assurance can be given that the U.S. government will provide financial support in the future to U.S. government agencies, authorities or instrumentalities that are not supported by the full faith and credit of the United States. Securities guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities include (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government or any of its agencies, authorities or instrumentalities; and (ii) participations in loans made to non-U.S. governments or other entities that are so guaranteed. The secondary market for certain of these participations is limited and therefore may be regarded as illiquid.
Principal Risks
     No Operating History. The Fund is a newly organized, non-diversified, closed-end management investment company with no history of operations.
     Closed-End Fund Risk. The Fund is a closed-end investment company designed primarily for long-term investors and not as a trading vehicle. The Fund does not intend to list its shares for trading on any national securities exchange. There is not expected to be any secondary trading market in the shares, and the shares should be considered illiquid. The shares are, therefore, not readily marketable. Shares of closed-end investment companies often trade in the secondary market at a discount from their NAVs and, in the unlikely event that a secondary market for the shares were to develop, Fund shares likewise may trade at a discount from NAV.
     Illiquidity Risk. The investments made by the Fund may be illiquid, and consequently the Fund may not be able to sell particular securities or close out derivative positions at an advantageous price. Illiquidity may result from the absence of an established market for the investments as well as legal, contractual or other restrictions on their resale by the Fund and other factors. Furthermore, the nature of the Fund’s investments, especially those in financially distressed companies, may require a long holding period prior to being able to determine whether the investment will be profitable or not.
     Investment and Market Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Fund represents an indirect investment in the portfolio securities owned by the Fund, and the value of these securities will move up or down, sometimes rapidly and unpredictably. At any point in time an investment in the Fund may be worth less than the original investment, even after taking into account the reinvestment of dividends and distributions. The Fund may use financial leverage, which would magnify investment, market and other risks. The Fund’s overall risk level will depend on the market sectors in which the Fund is invested and the current interest rate, credit quality and liquidity of securities of issuers in such sectors.
     Risk of Investing in Obligations of Stressed, Distressed and Bankrupt Issuers. The Fund invests in the securities and other obligations of stressed, distressed and bankrupt issuers, including debt obligations that are in covenant or payment default. The Fund may invest for purposes of control. Such investments generally trade significantly below par and are considered speculative. The repayment of defaulted obligations is subject to significant uncertainties. Defaulted obligations might be repaid only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments. Typically such workout or bankruptcy proceedings result in only partial recovery of cash payments or an exchange of the defaulted obligation for other debt or equity securities of the issuer or its affiliates, which may in turn be illiquid or speculative.
     There are a number of significant risks inherent in the bankruptcy process. First, many events in a bankruptcy are the product of contested matters and adversary proceedings and are beyond the control of the creditors. While creditors are generally given an opportunity to object to significant actions, there can be no assurance that a bankruptcy court in the exercise of its broad powers would not approve actions that would be contrary to the interests of the Fund. Second, a bankruptcy filing by an issuer may adversely and permanently affect the issuer. The issuer may lose its market position and key employees and otherwise become incapable of restoring itself as a viable entity. If for this or any other reason the proceeding is converted to a liquidation, the value of the issuer may not equal the liquidation value that was believed to exist at the time of the investment. Third, the duration of a bankruptcy proceeding is difficult to predict. A creditor’s return on investment can be adversely affected by delays while the plan of reorganization is being negotiated, approved by the creditors and confirmed by the bankruptcy court and until it ultimately becomes effective. Fourth, the administrative costs in connection with a bankruptcy proceeding are frequently high and would be paid out of the debtor’s estate prior to any return to certain other creditors. For example, if a proceeding involves protracted or difficult litigation, or turns into a liquidation, substantial assets may be devoted to administrative costs. Fifth, bankruptcy law permits the classification of “substantially similar” claims in determining the classification of claims in a reorganization. Because the standard for classification is vague, there exists the risk that the Fund’s influence with respect to the class of securities or other obligations it owns can be lost by increases in the number and amount of claims in that class or by different classification and treatment. Sixth, there is a risk that the Fund’s claims against one debtor entity could be diluted in a substantive consolidation, wherein the bankruptcy court would order the pooling of assets of affiliated debtors, for the purpose of satisfying the claims of the creditors of all those entities on a pro rata basis. Seventh, in the early stages of the bankruptcy process it is often difficult to estimate the extent of, or even to identify, any contingent claims that might be made. Eighth, especially in the case of investments made prior to the commencement of bankruptcy proceedings, creditors can lose their ranking and priority if they exercise “domination and control” over a debtor and other creditors can demonstrate that they have been harmed by such actions. Ninth, certain claims that have priority by law (for example, claims for taxes) may be substantial.
     In any investment involving stressed and distressed debt obligations, there exists the risk that the transaction involving such debt obligations will be unsuccessful, take considerable time or will result in a distribution of cash or a new security or obligation in exchange for the stressed and distressed debt obligations, the value of which may be less than the Fund’s purchase price of such debt obligations. Furthermore, if an anticipated transaction does not occur, the Fund may be required to sell its investment at a loss. Given the substantial uncertainties concerning transactions involving stressed and distressed debt obligations in which the Fund invests, there is a potential risk of loss by the Fund of its entire investment in any particular investment.
     Investments in companies operating in workout modes or under Chapter 11 of the Bankruptcy Code are also, in certain circumstances, subject to certain additional liabilities which may exceed the value of the Fund’s original investment in a company. For example, under certain circumstances, creditors who have inappropriately exercised control over the management and policies of a debtor may have their claims subordinated, recharacterized or disallowed or may be found liable for damages suffered by parties as a result of such actions. The Adviser’s active management style may present a greater risk in this area than would a more passive approach. In addition, under certain circumstances, payments to the Fund and distributions by the Fund or payments on the debt may be reclaimed if any such payment is later determined to have been a fraudulent conveyance or a preferential payment.
     The Adviser on behalf of the Fund may participate on committees formed by creditors to negotiate with the management of financially troubled companies that may or may not be in bankruptcy or may negotiate directly with debtors with respect to restructuring issues. If the Fund does choose to join a committee, the Fund would likely be only one of many participants, all of whom would be interested in obtaining an outcome that is in their individual best interests. There can be no assurance that the Fund would be successful in obtaining results most favorable to it in such proceedings, although the Fund may incur significant legal and other expenses in attempting to do so. As a result of participation by the Fund on such committees, the Fund may be deemed to have duties to other creditors represented by the committees, which might thereby expose the Fund to liability to such other creditors who disagree with the Fund’s actions. Participation by the Fund on such committees may cause the

Fund to be subject to certain restrictions on its ability to trade in a particular investment and may also make the Fund an “insider” or an “underwriter” for purposes of the federal securities laws. Either circumstance will restrict the Fund’s ability to trade in or acquire additional positions in a particular investment when it might otherwise desire to do so.
     Various laws enacted for the protection of creditors may apply to the debt obligations held by the Fund. The information in this paragraph is applicable with respect to U.S. issuers subject to United States bankruptcy laws. Insolvency considerations may differ with respect to other issuers or with respect to U.S. issuers in jurisdictions outside the U.S. If a court in a lawsuit brought by an unpaid creditor or representative of creditors of an issuer of a debt obligation held by the Fund, such as a trustee in bankruptcy, were to find that the issuer did not receive fair consideration or reasonably equivalent value for incurring the indebtedness constituting the debt obligation and, after giving effect to such indebtedness, the issuer (i) was insolvent, (ii) was engaged in a business for which the remaining assets of such issuer constituted unreasonably small capital or (iii) intended to incur, or believed that it would incur, debts beyond its ability to pay such debts as they mature, such court could determine to invalidate, in whole or in part, such indebtedness as a fraudulent conveyance, to subordinate such indebtedness to existing or future creditors of such issuer, or to recover amounts previously paid by such issuer in satisfaction of such indebtedness. The measure of insolvency for purposes of the foregoing will vary. Generally, an issuer would be considered insolvent at a particular time if the sum of its debts were then greater than all of its property at a fair valuation, or if the present fair saleable value of its assets was then less than the amount that would be required to pay its probable liabilities on its existing debts as they became absolute and matured. There can be no assurance as to what standard a court would apply in order to determine whether the issuer was “insolvent” after giving effect to the incurrence of the indebtedness constituting the debt obligation or that, regardless of the method of valuation, a court would not determine that the issuer was “insolvent” upon giving effect to such incurrence. In addition, in the event of the insolvency of an issuer of a debt obligation held by the Fund, payments made on such debt obligation could be subject to avoidance as a “preference” if made within a certain period of time (which may be as long as one year) before insolvency. In general, if payments on a debt obligation are avoidable, whether as fraudulent conveyances or preferences, such payments can be recaptured either from the initial recipient or from subsequent transferees of such payments. However, a court in a bankruptcy or insolvency proceeding would be able to direct the recapture of any such payment from a holder of notes only to the extent that such court has jurisdiction over such holder or its assets. Moreover, it is likely that avoidable payments could not be recaptured directly from a holder that has given value in exchange for its note, in good faith and without knowledge that the payments were avoidable. In certain circumstances, a court might apply the doctrine of equitable subordination to subordinate the claim of a lending institution against an issuer, to claims of other creditors of the borrower, in particular when the lending institution, another investor, or any of their transferees, is found to have engaged in unfair, inequitable, or fraudulent conduct. A creditor or bankruptcy trustee might also seek to recharacterize such a claim as an equity interest. The possibility of such subordination or recharacterization increases if the creditor is an insider. The Fund may hold debt obligations of companies in which it also has a substantial equity interest and, therefore, may qualify as an insider. The Fund does not intend to engage in conduct that would form the basis for a successful cause of action based upon fraudulent conveyance, preference, equitable subordination or recharacterization. There can be no assurance, however, as to whether any lending institution or other investor from which the Fund acquired the debt obligations engaged in any such conduct (or any other conduct that would subject the debt obligations and the Fund to insolvency laws) and, if it did, as to whether such creditor claims could be asserted in a U.S. court (or in the courts of any other country) against the Fund.
     In analyzing investments in distressed issuers, the Adviser relies on company management, outside experts, market participants and personal experience to analyze potential investments for the Fund. There can be no assurance that any of these sources will prove credible, or that the resulting analysis will produce accurate conclusions.
     Risk of Investing in High Yield Securities. A significant portion of the Fund’s investments will consist of investments that may generally be characterized as “high yield securities” or “junk securities.” Such securities are typically rated below investment grade by one or more nationally recognized statistical rating organizations or are unrated but of comparable credit quality to obligations rated below investment grade, and have greater credit and liquidity risk than more highly rated obligations. Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated securities. High yield securities are generally unsecured and may be subordinate to other obligations of the obligor. The lower rating of high yield securities reflects a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions (including, for example, a substantial period of rising interest rates or declining earnings) or both may impair the ability of the issuer to make payment of principal and interest. The secondary market on which high yield securities are traded may be less liquid than the market for higher rated securities. Less liquidity in the secondary trading market could adversely affect the price at which the Fund could sell a high yield security, and could adversely affect the Fund’s net asset value. Many issuers of high yield securities are highly leveraged, and their relatively high debt to equity ratios create increased risks that their operations might not generate sufficient cash flow to service their obligations. Overall declines in the below investment grade bond and other markets may adversely affect such issuers by inhibiting their ability to refinance their obligations at maturity.
     Securities rated Ba by Moody’s are judged to have speculative elements, their future cannot be considered as well assured and often the protection of interest and principal payments may be very moderate. Securities rated BB by S&P are regarded as having predominantly speculative characteristics and, while such obligations have less near-term vulnerability to default than other speculative grade debt, they face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. Securities rated C by Moody’s or S&P are regarded as having extremely poor prospects of ever attaining any real investment standing. Securities rated D by S&P are in default and the payment of interest and/or repayment of principal is in arrears. The Fund may purchase securities rated as low as D by S&P or unrated securities deemed by Adviser to be of comparable quality. The Fund may continue to hold high yield securities following a decline in their rating if in the opinion of the Adviser or the Sub-Adviser, as the case may be, it would be advantageous to do so.
     Lower grade securities, though high yielding, are characterized by high risk. They may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated securities. Adverse conditions could make it difficult at times for the Fund to sell certain securities or could result in lower prices than those used in calculating the Fund’s net asset value. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly traded market. When secondary markets for high yield securities are less liquid than the market for higher grade securities, it may be more difficult to value lower rated securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.
     The prices of debt securities generally are inversely related to interest rate changes; however, the price volatility caused by fluctuating interest rates of securities also is inversely related to the coupon of such securities. Accordingly, lower grade securities may be relatively less sensitive to interest rate changes than higher quality securities of comparable maturity, because of their higher coupon. This higher coupon is what the investor receives in return for bearing greater credit risk. The higher credit risk associated with lower grade securities potentially can have a greater effect on the value of such securities than may be the case with higher quality issues of comparable maturity, and will be a substantial factor in the Fund’s relative share price volatility.
     High yield securities are often issued in connection with leveraged acquisitions or recapitalizations in which the issuers incur a substantially higher amount of indebtedness than the level at which they had previously operated. High yield securities that are debt instruments have historically experienced greater default rates than has been the case for investment grade securities. The Fund may also invest in equity securities issued by entities whose obligations are unrated or are rated below investment grade.
     The market prices of high yield securities structured as zero coupon or payment-in-kind securities are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest periodically and in cash. Even though such securities do not pay current interest in cash, the Fund nonetheless is required to accrue interest income on these investments and to distribute the interest income on a current basis. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.
     The Fund may invest in obligations of issuers which are generally trading at significantly higher yields than had been historically typical of the applicable issuer’s obligations. Such investments may include debt obligations that have a heightened probability of being in covenant or payment default in the future. Such investments generally are considered speculative. The repayment of defaulted obligations is subject to significant uncertainties. Defaulted obligations might be repaid only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments. Typically such workout or bankruptcy proceedings result in only partial recovery of cash payments or an exchange of the defaulted security for other debt or equity securities of the issuer or its affiliates, which may in turn be illiquid or speculative. If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, the Fund may incur additional expenses to seek recovery.
     High yield securities purchased by the Fund are subject to certain additional risks to the extent that such obligations may be unsecured and subordinated to substantial amounts of senior indebtedness, all or a significant portion of which may be secured. Moreover, such obligations purchased by the Fund may not be protected by financial covenants or limitations upon additional indebtedness and are unlikely to be secured by collateral.
     The ratings of Moody’s and S&P and the other rating agencies represent their opinions as to the quality of the obligations which they undertake to rate. Ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of such obligations. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. Although these ratings may be an initial criterion for selection of portfolio investments, the Adviser also will independently evaluate these securities and the ability of the issuers of such securities to pay interest and principal. To the extent that the Fund invests in lower grade securities that have not been rated by a rating agency, the Fund’s ability to achieve its investment objectives will be more dependent on the Adviser’s credit analysis than would be the case when the Fund invests in rated securities.
     Structured Finance Securities Risk. Structured finance securities, such as equipment trust certificates, collateralized mortgage obligations, collateralized bond obligations, collateralized loan obligations or similar instruments, may present risks similar to those of the other types of debt obligations in which the Fund may invest and, in fact, such risks may be of greater significance in the case of structured finance securities. Moreover, investing in structured finance securities may entail a variety of unique risks. Among other risks, structured finance securities may be subject to prepayment risk. In addition, the performance of a structured finance security will be affected by a variety of factors, including its priority in the capital structure of the issuer thereof, and the availability of any credit enhancement, the level and timing of payments and recoveries on and the characteristics of the underlying receivables, loans or other assets that are being securitized, remoteness of those assets from the originator or transferor, the adequacy of and ability to realize upon any related collateral and the capability of the servicer of the securitized assets.
     Senior Loan Risk. Senior loans, such as bank loans, are typically at the most senior level of the capital structure, and are sometimes secured by specific collateral. Loans and other corporate debt obligations are subject to the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the net asset value of the Fund. Senior loans may not be readily marketable and may be subject to restrictions on resale. As a result, the ability of the Fund to dispose of its investments in a timely fashion and at an advantageous price may be limited. There can be no assurance that the liquidation of any collateral securing a senior loan would satisfy a borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. In the event of bankruptcy of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a senior loan. The Fund’s investments may include loans of a type generally incurred by borrowers in connection with highly leveraged transactions. As a result of the additional debt incurred by the borrower in the course of the transaction, the borrower’s creditworthiness is often judged by the rating agencies to be below investment grade. Bank loans often contain restrictive covenants designed to limit the activities of the borrower in an effort to protect the right of lenders to receive timely payments of principal and interest. Bank loans usually have shorter terms than subordinated obligations and may require mandatory prepayments from excess cash flow, asset dispositions and offerings of debt and/or equity securities. The bank loans and other debt obligations to be acquired by the Fund are likely to be below investment grade.

     The Fund may acquire interests in bank loans and other debt obligations either directly (by way of sale or assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, its rights can be more restricted than those of the assigning institution. A participation interest in a portion of a debt obligation typically results in a contractual relationship only with the institution participating out the interest, not with the borrower. In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with either the terms of the loan agreement or any rights of setoff against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will be exposed to the credit risk of both the borrower and the institution selling the participation.
     Second Lien Loans Risk. Second lien loans are subject to the same risks associated with investment in senior loans and non-investment grade securities. However, second lien loans are second in right of payment to senior loans and therefore are subject to additional risk that the cash flow of the borrower and any property securing the loan may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second lien loans are expected to have greater price volatility than senior loans and may be less liquid. There is also a possibility that a Fund, when it is an originator of these loans, will not be able to sell participations in them, which would create greater credit risk exposure.
     Other Secured Loans Risk. Secured loans other than senior loans and second lien loans are subject to the same risks associated with investment in senior loans, second lien loans and non-investment grade securities. However, such loans may rank lower in right of payment than any outstanding senior loans and second lien loans of the borrower and therefore are subject to additional risk that the cash flow of the borrower and any property securing the loan may be insufficient to meet scheduled payments after giving effect to the higher ranking secured obligations of the borrower. Lower ranking secured loans are expected to have greater price volatility than senior loans and second lien loans and may be less liquid. also a possibility that a Fund, when it is an originator of these loans, will not be able to sell participations in them, which would create greater credit risk exposure.
     Unsecured Loans Risk. Unsecured loans are subject to the same risks associated with investment in senior loans, second lien loans, other secured loans and non-investment grade securities. However, because unsecured loans have lower priority in right of payment to any higher ranking obligations of the borrower and are not backed by a security interest in any specific collateral, they are subject to additional risk that the cash flow of the borrower and available assets may be insufficient to meet scheduled payments after giving effect to any higher ranking obligations of the borrower. Unsecured loans are expected to have greater price volatility than senior loans, second lien loans and other secured loans and may be less liquid. There is also a possibility that a Fund, when it is an originator of these loans, will not be able to sell participations in them, which would create greater credit risk exposure.
     Small and Mid-Cap Securities Risk. The Fund may invest in companies with small or medium-sized capitalizations. Securities issued by small and medium-sized companies can be more volatile than, and perform differently from, larger company securities. There may be less trading in a small or medium company’s securities, which means that buy and sell transactions in those securities could have a larger impact on the security’s price than is the case with larger company securities. Small and medium-sized companies may have fewer business lines; changes in any one line of business, therefore, may have a greater impact on a small or medium-sized company’s security price than is the case for a larger company. In addition, small or medium-sized company securities may not be well known to the investing public.
     Common Stock Risk. Although common stocks have historically generated higher average total returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatility in those returns. The equity securities acquired by the Fund may fail to appreciate and may decline in value or become worthless. Dividends on common stock are not fixed but are declared at the discretion of an issuer’s board of directors. There is no guarantee that the issuers of the common stock in which the Fund invests will declare dividends in the future or that, if declared, the dividends will remain at current levels or increase over time.
     Preferred Stock Risk. There are special risks associated with investing in preferred securities, including deferral risk, subordination risk, liquidity risk and risk associated with limited voting rights.

•	Deferral. Preferred securities may include provisions that permit the issuer, at its discretion, to defer the payment of distributions for a stated period without any adverse consequences to the issuer. If the Fund owns a preferred security that is deferring the payment of its distributions, the Fund may be required to report income for federal income tax purposes even though the Fund has not yet received the actual distribution on the preferred stock. In order to receive this special treatment accorded to RICs under the Code, the Fund is required to distribute this reported income to shareholders in the tax year in which the income is reported. Therefore, the Fund may be required to pay out as an income distribution in any such tax year an amount greater than the total amount of income the Fund actually received. The Fund may be required to sell portfolio securities to obtain cash needed for these income distributions.

•	Subordination. Preferred securities are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments.

•	Liquidity. Preferred securities may be substantially less liquid than many other securities, such as common stock or U.S. government securities.

•	Limited Voting Rights. Generally, preferred security holders have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board.
     Convertible Securities Risk. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, the convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. However, convertible securities rank below debt obligations of the same issuer in order of preference or priority in the event of a liquidation and are typically unrated or rated lower than such debt obligations.
     Synthetic Securities Risk. Synthetic securities are generally subject to credit risks similar to those associated with the debt security or other obligation upon which the synthetic security is based (the “Reference Obligation”). Additionally, the Fund will usually have a contractual relationship only with the counterparty of such synthetic securities, and not the obligor (the “Reference Obligor”) on the Reference Obligation. The Fund generally will have no right to directly enforce compliance by the Reference Obligor with the terms of the Reference Obligation nor any rights of set-off against the Reference Obligor, nor have any voting rights with respect to the Reference Obligation. The Fund will not benefit directly from the collateral supporting the Reference Obligation or have the benefit of the remedies that would normally be available to a holder of such Reference Obligation. In addition, in the event of insolvency of the counterparty, the Fund will be treated as a general creditor of such counterparty and will not have any claim with respect to the credit risk of the counterparty as well as that of the Reference Obligor. As a result, concentrations of synthetic securities in any one counterparty subject the Fund to an additional degree of risk with respect to defaults by such counterparty as well as by the Reference Obligor. The Adviser will not perform independent credit analyses of the counterparties, any such counterparty, or an entity guaranteeing such counterparty, individually or in the aggregate.
     Credit Default Swaps Risk. Credit default swaps involve greater risks than investing in the reference obligation directly. In addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer will lose its investment and recover nothing should no event of default occur. If an event of default were to occur, the value of the reference obligation received by the seller, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. When the Fund acts as a seller of a credit default swap, it is exposed to many of the same risks of leverage described herein since if an event of default occurs the seller must pay the buyer the full notional value of the reference obligation.
     Senior Loan Based Derivatives Risk. While investing in SAMIs will increase the universe of floating rate debt securities to which the Fund is exposed, such investments entail risks that are not typically associated with investments in other floating rate debt securities. The liquidity of the market for SAMIs will be subject to liquidity in the secured loan and credit derivatives markets. Investment in SAMIs involves many of the risks associated with investments in derivative instruments discussed generally below, including counterparty risk, the risk of loss due to unanticipated adverse changes in securities prices and interest rates, the inability to close out a position, imperfect correlation between a position and the desired hedge, tax constraints on closing out positions and portfolio management constraints on securities subject to such transactions. The potential loss on derivative instruments may be substantially greater than the initial investment therein.
     Non-U.S. Securities Risk. Investing in non-U.S. securities involves certain risks not involved in domestic investments, including, but not limited to: (i) fluctuations in foreign currency exchange rates; (ii) future foreign economic, financial, political and social developments; (iii) different legal systems; (iv) the possible imposition of exchange controls or other foreign governmental laws or restrictions; (v) lower trading volume; (vi) much greater price volatility and illiquidity of certain non-U.S. securities markets; (vii) different trading and settlement practices; (viii) less governmental supervision; (ix) high and volatile rates of inflation; (x) fluctuating interest rates; (xi) less publicly available information; and (xii) different accounting, auditing and financial recordkeeping standards and requirements.
     Certain countries in which the Fund may invest, especially emerging market countries, historically have experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty and instability. These risks are especially evident in the Middle East and West Africa. The cost of servicing external debt will generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates which are adjusted based upon international interest rates. Investments in non-U.S. securities involve the risk of seizure or nationalization of foreign deposits and adoption of governmental restrictions which might adversely affect or restrict the payment of principal and interest on the non-U.S. securities to investors located outside the country of the issuer, whether from currency blockage or otherwise.In addition, with respect to certain foreign countries, there is a risk of: (i) the possibility of expropriation or nationalization of assets; (ii) confiscatory taxation; (iii) difficulty in obtaining or enforcing a court judgment; (iv) economic, political or social instability; and (v) diplomatic developments that could affect investments in those countries. In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as: (i) growth of gross domestic product; (ii) rates of inflation; (iii) capital reinvestment; (iv) resources; (v) self-sufficiency; and (vi) balance of payments position.
     Foreign Currency Risk. Because the Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of securities owned by the Fund, the unrealized appreciation or depreciation of investments and gains on and income from investments. Currencies of certain countries may be volatile and therefore may affect the value of securities denominated in such currencies, which means that the Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. These risks often are heightened for investments in smaller, emerging capital markets. In addition, the Fund may enter into foreign currency transactions in an attempt to enhance total return which may further expose the Fund to the risks of foreign currency movements and other risks. The use of foreign currency transactions can result in the Fund incurring losses as a result of the imposition of exchange controls, suspension of settlements or the inability of the Fund to deliver or receive a specified currency.
     Derivatives Risk. Derivative Transactions, including options, futures, swaps, foreign currency transactions and forward foreign currency contracts, currency swaps or options on currency and currency futures, involve risks, including the imperfect correlation between the value of such instruments and the underlying assets, the possible default of the other party to the transaction or illiquidity of the derivative instruments. The Fund may engage in Derivative Transactions for hedging and speculative purposes or to enhance total return, including options, futures, swaps, foreign currency transactions and forward foreign currency contracts, currency swaps or options on currency and currency futures. Derivatives allow an investor to hedge or speculate upon the price movements of a particular security, financial benchmark currency or index at a fraction of the cost of investing in the underlying asset. The value of a derivative depends largely upon price movements in the underlying asset. Therefore, many of the risks applicable to trading the underlying asset are also applicable to derivatives of such asset. However, there are a number of other risks associated with derivatives trading, including the imperfect correlation between the value of such instruments and the underlying assets, the possible default of the other party to the transaction or illiquidity of the derivative instruments. The ability to successfully use Derivative Transactions depends on the Adviser’s ability to predict pertinent market movements, which cannot be assured. Because many derivatives are “leveraged,” and thus provide significantly more market exposure than the money paid or deposited when the transaction is entered into, a relatively small adverse market movement can not only result in the loss of the entire investment, but may also expose the Fund to the possibility of a loss exceeding the original amount invested. The use of Derivative Transactions may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment or may cause the Fund to hold a security that it might otherwise sell. Additionally, amounts paid by the Fund as premiums and cash or other assets held in margin accounts with respect to Derivative Transactions are not otherwise available to the Fund for investment purposes.
•	Options Risk. There are several risks associated with transactions in options on securities. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. As the writer of a covered call option, the Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline. When the Fund writes covered put options, the Fund’s potential gain is limited to distributions earned on the liquid assets securing the put option plus the premium received from the purchaser of the put option, while the Fund risks a loss equal to the entire exercise price of the option minus the put premium.
     As the writer of a covered call option, the Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline. As the Fund writes covered calls over more of its portfolio, its ability to benefit from capital appreciation becomes more limited. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.
     When the Fund writes covered put options, it bears the risk of loss if the value of the underlying stock declines below the exercise price minus the put premium. If the option is exercised, the Fund could incur a loss if it is required to purchase the stock underlying the put option at a price greater than the market price of the stock at the time of exercise plus the put premium the Fund received when it wrote the option. While the Fund’s potential gain is limited to distributions earned on the liquid assets securing the put option plus the premium received from the purchaser of the put option, the Fund risks a loss equal to the entire exercise price of the option minus the put premium.
     To the extent that the Fund purchases options pursuant to a hedging strategy, the Fund will be subject to the following additional risks. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it had purchased. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless.
•	Risk of Investing in Swaps. Investments in swaps involve the exchange with another party of each party’s respective commitments. Use of swaps subjects the Fund to risk of default by the counterparty. If there is a default by the counterparty to such a transaction, there may be contractual remedies pursuant to the agreements related to the transaction although contractual remedies may not be sufficient in the event the counterparty is insolvent. However, the swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the interbank market. The Fund may enter into credit default swaps, currency swaps or other swaps which may be surrogates for other instruments such as currency forwards or options.

•	Short Sales Risk. Short selling involves selling securities which may or may not be owned and borrowing the same securities for delivery to the purchaser, with an obligation to replace the borrowed securities at a later date. Short selling allows the Fund to profit from declines in market prices to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. However, since the borrowed securities must be replaced by purchases at market prices in order to close out the short position, any appreciation in the price of the borrowed securities would result in a loss. There can be no assurance that the securities necessary to cover a short position will be available for purchase. Purchasing securities to close out the short position can itself cause the price of the securities to rise further, thereby exacerbating the loss. The Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions, the Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales. Short sales by the Fund that are not made “against the box” theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. Naked short sales by the Fund, where the Fund does not own or have the immediate right to acquire the security sold short at no additional cost also theoretically involve unlimited loss potential.

•	Call Risk. Many agency, corporate and municipal bonds, and substantially all mortgage-backed securities, contain a provision that allows the issuer to “call” all or part of the issue before the bond’s maturity date The issuer usually retains the right to refinance the bond in the future if market interest rates decline below the coupon rate. There are three disadvantages to the call provision: (i) the cash flow pattern is not known with certainty, (ii) the Fund is exposed to reinvestment risk and (iii) capital appreciation potential will be reduced because the price may not rise much above the price at which the issuer may call the bond.
     Repurchase Offer Risk. The Fund, as a fundamental policy, will make quarterly repurchases at NAV for 5% to 25% of common shares outstanding, pursuant to Rule 23c-3 under the 1940 Act. See “Periodic Repurchase Offers.” However, the Fund’s shares are less liquid than shares of funds that trade on a stock exchange and certain common shareholders who tender for repurchase shares acquired within 18 months, will pay a CDSC if their shares are accepted for repurchase. See “How to Buy Shares.” Under limited circumstances, and only pursuant to specific regulatory requirements, the Fund may suspend or postpone a quarterly Repurchase Offer. There is no guarantee that shareholders will be able to sell all of their shares that they desire to sell in a quarterly Repurchase Offer.
     The Fund believes that these Repurchase Offers will generally be beneficial to the Fund’s shareholders, and will generally be funded from available cash, sales of portfolio securities, or borrowings. However, the repurchase of common shares by the Fund will decrease the assets of the Fund and, therefore, will have the effect of increasing the Fund’s expense ratio. Repurchase Offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities, and may limit the ability of the Fund to participate in new investment opportunities. If a Repurchase Offer is oversubscribed and the Fund determines not to repurchase additional shares beyond the Repurchase Offer amount, or if shareholders tender an amount of shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the shares tendered on a pro rata basis, and shareholders will have to wait until the next Repurchase Offer to make another repurchase request. Thus, there is also a risk that some shareholders, in anticipation of proration, may tender more shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. A shareholder may be subject to market risk and foreign currency risk to the extent there is any delay between the repurchase request deadline and the date on which the net asset value for tendered shares is determined.
     Leverage Risk. There are risks associated with borrowing or issuing preferred shares in an effort to increase the yield and distributions on the common shares, including (i) the costs of the financial leverage may exceed the income from investments made with such leverage; (ii) there may be higher volatility of the net asset value of the common shares; and (iii) fluctuations in the interest rates on the borrowing or dividend rates on preferred shares may affect the yield and distributions to shareholders of common shares.
     As long as the Fund is able to invest the proceeds of any financial leverage in investments that provide a higher net return than the cost of such financial leverage (i.e., the current interest rate on any borrowing or dividend rate of any preferred shares after taking into account the expenses of any borrowing or preferred shares offering) and the Fund’s operating expenses, the effect of leverage will be to cause the shareholders of common shares to realize a higher current rate of return than if the Fund were not leveraged. However, if the current costs of financial leverage were to exceed the return on such proceeds after expenses (which the Adviser believes to be an unlikely scenario), the shareholders of common shares would have a lower rate of return than if the Fund had an unleveraged capital structure.
     During any annual period when the Fund has a net payable on the interest due on borrowings or the dividends due on any outstanding preferred shares, the failure to pay on such amounts would preclude the Fund from paying dividends on the common shares. The rights of lenders to the Fund to receive interest on and repayment of principal on any borrowings will be senior to those of the holders of the common shares, and the terms of any such borrowings may contain provisions which limit certain activities of the Fund, including the payment of dividends to holders of common shares in certain circumstances, and may require the Fund to pledge assets to secure such borrowings. Further, the terms of such borrowings may, and the 1940 Act does (in certain circumstances), grant to the lenders to the Fund certain voting rights in the event of default in the payment of interest on or repayment of principal. In addition, under the 1940 Act, the Fund is not permitted to declare any cash dividend or other distribution on its common shares unless, at the time of such declaration and after deducting the amount of such dividend or distribution, the Fund is in compliance with the asset coverage requirements of the 1940 Act. Such prohibition on the payment of dividends or distributions might impair the ability of the Fund to maintain its qualification, for federal income tax purposes, as a RIC. The Fund, however, intends to the extent possible, to repay borrowings or redeem any outstanding preferred securities from time to time if necessary, which may involve the payment by the Fund of a premium and the sale by the Fund of portfolio securities at a time when it may be disadvantageous to do so, to maintain compliance with such asset coverage requirements.
     If there are preferred shares issued and outstanding, holders of the preferred shares will elect two Trustees. In addition, the terms of any preferred shares or borrowing may entitle holders of the preferred shares or lenders, as the case may be, to elect a majority of the Board of Trustees in certain other circumstances.
     Subject to the applicable law, the Fund may borrow money to, among other things, finance repurchases of common shares. If the Fund uses leverage, repurchases of shares may compound the adverse effects of leverage in a declining market. The rights of any lenders to the Fund to receive payments of interest on and repayments of principal of any borrowings will be senior to the rights of shareholders of common shares. The loan agreement for any borrowing likely will limit certain activities of the Fund, including the payment of dividends to holders of common shares in certain circumstances. Interest payments and fees incurred in connection with borrowings to finance repurchases of shares will reduce the amount of net income available for payment to shareholders and may increase volatility of the net asset value of the common shares. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their shares by increasing Fund expenses and reducing any net investment income.
     Non-Diversification Risk. The Fund has registered as a “non-diversified” investment company. While the Adviser will invest in a number of fixed-income and equity instruments issued by different institutions, it is possible that a significant amount of the Fund’s investments could be invested in the instruments of only a few issuers. To the extent the Fund invests a relatively high percentage of its assets in obligations of a limited number of issuers, the Fund will be more susceptible than a more widely diversified investment company to the consequences of any single corporate, economic, political or regulatory occurrence affecting such issuers. The Fund intends, however, to limit its investments so as to comply with the diversification requirements imposed by the Code, for qualification as a RIC.
     Interest Rate Risk. Interest rate risk is the risk that debt securities, and the Fund’s net assets, may decline in value because of changes in interest rates. The price of most fixed-income securities moves in the opposite direction of the change in interest rates. For example, as interest rates rise, the price of fixed-income securities falls. If the Fund holds a fixed-income security to maturity, the change in its price before maturity will have little impact on the Fund’s performance; however, if the Fund sells the fixed-income security before the maturity date, an increase in interest rates will result in a loss to the Fund. This means that the net asset value of the Fund’s common shares will fluctuate with interest rate changes and the corresponding changes in the value of the Fund’s debt security holdings.
Other Investments
     The Adviser may use some or all of the following investment practices when, in its opinion, their use is appropriate. These investment practices involve special risk considerations. Although the Adviser believes that these investment practices may further the Fund’s investment objective, no assurance can be given that the utilization of these investment practices will achieve that result.
     “When-Issued” and “Delayed-Delivery” Transactions. The Fund may also purchase and sell portfolio securities on a “when-issued” and “delayed-delivery” basis. No income accrues to the Fund in connection with such purchase transactions prior to the date the Fund actually takes delivery of such security. Because the Fund relies on the buyer or seller, as the case may be, to consummate the transaction, failure by the other party to complete the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When the Fund is the buyer in such a transaction, however, it will maintain cash or liquid securities having an aggregate value equal to the amount of such purchase commitments until payment is made. To the extent the Fund engages in “when-issued” and “delayed-delivery” transactions, it will do so for the purpose of acquiring securities for its investment portfolio consistent with its investment objective and policies and not for the purpose of investment leverage. No specific limitation exists as to the percentage of the Fund’s assets that may be used to acquire securities on a “when-issued” or “delayed-delivery” basis.
     Repurchase Agreements. The Fund may enter into repurchase agreements (a purchase of, and a simultaneous commitment to resell, a financial instrument at an agreed-upon price on an agreed-upon date) only with member banks of the Federal Reserve System and member firms of the NYSE. When participating in repurchase agreements, the Fund buys securities from a seller (e.g., a bank or brokerage firm) with the agreement that the seller will repurchase the securities at a higher price at a later date. Such transactions afford an opportunity for the Fund to earn a return on available liquid assets at minimal market risk, although the Fund may be subject to various delays and risks of loss if the counterparty is unable to meet its obligation to repurchase. If the member bank or member firm that is the party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to the Bankruptcy Code, the law regarding the rights of the Fund is unsettled. No specific limitation exists as to the percentage of the Fund’s assets that may be used to participate in repurchase agreements.
     Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements with respect to debt obligations that could otherwise be sold by the Fund. A reverse repurchase agreement is an instrument under which the Fund may sell an underlying debt security and simultaneously obtain the commitment of the purchaser (a commercial bank or a broker or dealer) to sell the security back to the Fund at an agreed-upon price on an agreed-upon date. The Fund will maintain cash or liquid securities in an amount sufficient to cover its obligations with respect to reverse repurchase agreements. The Fund receives payment for such securities only upon physical delivery or evidence of book entry transfer by its custodian. Reverse repurchase agreements will be considered borrowings by the Fund and as such would be subject to the restrictions on borrowing described in the SAI under “Investment Restrictions.” The Fund will not hold more than 5% of the value of its total assets in reverse repurchase agreements as of the time the agreement is entered into.
     Investment Grade Securities. The Fund may invest in a wide variety of bonds that are rated or determined by the Adviser to be of investment grade quality of varying maturities issued by U.S. corporations and other business entities. Bonds are fixed or variable rate debt obligations, including bills, notes, debentures, money market instruments and similar instruments and securities. Bonds generally are used by corporations and other issuers to borrow money from investors for a variety of business purposes. The issuer pays the investor a fixed or variable rate of interest and normally must repay the amount borrowed on or before maturity. Certain bonds are “perpetual” in that they have no maturity date. Some investment grade securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.
     The Fund also may purchase other floating rate or fixed rate debt securities such as notes, bonds and asset-backed securities (such as securities issued by special purpose funds investing in bank loans), investment grade and below investment grade fixed income debt obligations and money market instruments, such as commercial paper. The Fund’s fixed-income securities may have fixed or variable principal payments and all types of interest rate and dividend payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features. The Fund may invest in fixed-income securities with a broad range of maturities.
     Zero Coupon, Deferred Interest and Payment-In-Kind Securities. The Fund may invest in zero coupon bonds, deferred interest bonds and bonds on which the interest is payable-in-kind (“PIK”). To the extent the Fund invests in such instruments, they will not contribute to the Fund’s goal of current income. Zero coupon and deferred interest bonds are debt obligations which are issued at a significant discount from face value. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. PIK bonds are debt obligations that provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments may experience greater volatility in market value due to changes in interest rates. The Fund may be required to accrue income on these investments for federal income tax purposes even though the Fund receives no corresponding interest payment in cash on the investments. In order to receive the special treatment accorded to RICs under the Code, the Fund is required to distribute the accrued income to shareholders each year. Therefore, the Fund may be required to pay out as an income distribution each year an amount greater than the total amount of cash interest the Fund actually received. The Fund may be required to sell portfolio securities to obtain cash needed for these income distributions. The Fund may realize gain or loss from such liquidations.
     Inverse Floaters. The Fund may buy certain debt securities, known as inverse interest rate floaters (“Inverse Floaters”). These securities do not carry a fixed-rate of interest, but instead pay interest based on a formula that varies inversely with the then current market interest rate (the “formula interest rate”), as reflected by a referenced interest rate on a specific date near the interest payment date (the “interest calculation date”). For example, if the referenced interest rate decreases on an interest calculation date from the referenced interest rate on the prior interest calculation date, then the formula interest rate will increase on that interest calculation date versus the prior interest calculation date. If the referenced rate of interest on the current interest calculation date is different from the amount such rate was on the interest calculation date prior to purchase, then the interest payments received by the holder may be more or less than the holder expected to receive based on the referenced rate in effect on the date of purchase.
     Restricted Securities. Restricted securities may offer higher yields than comparable publicly-traded securities. The Fund, however, may not be able to sell these securities when the Adviser considers it desirable to do so or, to the extent they are sold privately, may have to sell them at less than the price of otherwise comparable securities. Restricted securities are subject to limitations on resale which can have an adverse effect on the price obtainable for such securities. Also, if in order to permit resale, the securities are registered under the Securities Act at the Fund’s expense, the Fund’s expenses would be increased.
     Securities Lending. The Fund may lend up to 331/3% of its assets. It may lend assets to registered broker-dealers or other institutional investors deemed by the Adviser to be of good standing under agreements which require that the loans be secured continuously by collateral in cash, cash equivalents or U.S. Treasury bills maintained on a current basis at an amount at least equal to the market value of the securities loaned. The Fund continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned as well as the benefit of an increase and the detriment of any decrease in the market value of the securities loaned and would also receive compensation based on investment of the collateral. The Fund would not, however, have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of consent on a material matter affecting the investment. The Fund will lend portfolio securities only to firms that have been approved in advance by the Board, which will monitor the creditworthiness of any such firms.
Other Risks
     Risks of Investing in “When-Issued” and “Delayed-Delivery” Transactions. “When-issued” and “delayed-delivery” transactions are subject to market fluctuation; the value of the interests in portfolio securities at delivery may be more or less than their purchase price, and yields generally available on such securities when delivery occurs may be higher or lower than yields on the securities obtained pursuant to such transactions. Because the Fund relies on the buyer or seller, as the case may be, to consummate the transaction, failure by the other party to complete the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When the Fund is the buyer in such a transaction, however, it will maintain cash or liquid securities having an aggregate value equal to the amount of such purchase commitments until payment is made.
     Risks of Investing in Repurchase Agreements. Repurchase agreements may subject the Fund to various delays and risks of loss if the counterparty is unable to meet its obligation to repurchase. Reverse repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Fund’s ability to dispose of the proceeds of the sale received from the counterparty. An additional risk is that the market value of securities sold by the Fund under a reverse repurchase agreement could decline below the price at which the Fund is obligated to repurchase them.
     Investment Grade Securities Risk. Although more creditworthy and generally less risky than non-investment grade securities, investment grade securities are still subject to market and credit risk. The values of investment grade securities like those of other debt securities may be affected by changes in the credit rating or financial condition of an issuer. Investment grade securities are generally considered medium-and high-quality securities. Some, however, may possess speculative characteristics, and may be more sensitive to economic changes and to changes in the financial condition of issuers. The market prices of investment grade securities in the lowest investment grade categories may fluctuate more than higher-quality securities and may decline significantly in periods of general or regional economic difficulty. Like non-investment grade securities, such investment grade securities in the lowest investment grade categories may be thinly traded, making them difficult to sell promptly at an acceptable price.
     Zero Coupon, Deferred Interest and Payment-In-Kind Securities Risk. Investments in zero coupon, deferred interest and payment-in-kind securities may experience greater volatility in market value due to changes in interest rates. The Fund may be required to accrue income on these investments for federal income tax purposes even though the Fund receives no corresponding interest payment in cash on the investments. In order to receive the special treatment accorded to RICs under the Code, the Fund is required to distribute this accrued income to shareholders each year. Therefore, the Fund may be required to pay out as an income distribution each year an amount greater than the total amount of cash interest the Fund actually received. The Fund may be required to sell portfolio securities to obtain cash needed for these income distributions.
     Inverse Floaters Risk. If the referenced rate of interest on the current interest calculation date is different from the amount such rate was on the interest calculation date prior to purchase, then the interest payments received by the holder of inverse floaters may be more or less than such holder expected to receive based on the referenced rate in effect on the date of purchase.
     Restricted Securities Risk. The Fund may not be able to sell restricted securities when the Adviser considers it desirable to do so or, to the extent they are sold privately, may have to sell them at less than the price of otherwise comparable securities. Restricted securities are subject to limitations on resale which can have an adverse effect on the price obtainable for such securities. Also, if in order to permit resale, the securities are registered under the Securities Act at the Fund’s expense, the Fund’s expenses would be increased.
     Securities Lending Risk. The Fund may lend its portfolio securities (up to a maximum of one-third of its total assets) to banks or dealers which meet the creditworthiness standards established by the Fund’s Board. Securities lending is subject to the risk that loaned securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. Any loss in the market price of securities loaned by the Fund that occurs during the term of the loan would be borne by the Fund and would adversely affect the Fund’s performance. Also, there may be delays in recovery, or no recovery, of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. Although the Fund generally has the ability to recall loaned securities pursuant to a securities lending arrangement in the event that a shareholder vote is held, there is a risk that any delay in recovery of such security will result in the holder of such security being unable to vote. All of the aforementioned risks may be greater for non-U.S. securities.
     Portfolio Turnover Risk. The Fund’s annual portfolio turnover rate may vary greatly from year to year. A higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund. High portfolio turnover may result in an increased realization of net short-term capital gains by the Fund which, when distributed to shareholders, will be taxable at ordinary income rates. Additionally, in a declining market, portfolio turnover may generate net capital losses.
     Valuation Risk. Fair value is defined as the amount for which assets could be sold in an orderly disposition over a reasonable period of time, taking into account the nature of the asset. Fair value pricing, however, involves judgments that are inherently subjective and inexact, since fair valuation procedures are used only when market prices are not readily available or circumstances render an existing methodology or procedure unreliable. As a result, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for a security will be materially different from the value that actually is realized upon the sale of that asset.
     Reinvestment Risk. The Fund may reinvest the cash flows received from a security. The additional income from such reinvestment, sometimes called interest-on-interest, is reliant on the prevailing interest rate levels at the time of reinvestment. There is a risk that the interest rate at which interim cash flows can be reinvested will fall. Reinvestment risk is greater for securities with longer holding periods and for securities with large, early cash flows such as high-coupon bonds. Reinvestment risk also applies generally to the reinvestment of the proceeds the Fund receives upon the maturity or sale of a portfolio security.
     Inflation Risk. Inflation risk results from the variation in the value of cash flows from a security due to inflation, as measured in terms of purchasing power. For all but adjustable bonds or floating rate bonds, the Fund is exposed to inflation risk because the interest rate the issuer promises to make is fixed for the life of the security.
     Risk of Investments in Unseasoned Companies. The Fund may invest in the securities of less seasoned companies. These investments may present greater opportunities for growth, but also involve greater risks than customarily are associated with investments in securities of more established companies. Some of the companies in which the Fund may invest will be start-up companies which may have insubstantial operational or earnings history or may have limited products, markets, financial resources or management depth. Some may also be emerging companies at the research and development stage with no products or technologies to market or approved for marketing. Securities of emerging companies may lack an active secondary market and may be subject to more abrupt or erratic price movements than securities of larger, more established companies or stock market averages in general. Competitors of certain companies may have substantially greater financial resources than many of the companies in which the Fund may invest.

     Initial Public Offerings Risk. Securities of companies purchased through initial public offerings (“IPOs”) and securities companies that have recently gone public have the potential to produce substantial gains for the Fund. However, there is no assurance that the Fund will have access to profitable IPOs. Securities issued in IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for limited periods of time. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the IPO.
     Market Disruption and Geopolitical Risk. The aftermath of the war in Iraq and the continuing occupation of Iraq, instability in the Middle East and terrorist attacks in the United States and around the world may result in market volatility and may have long-term effects on the U.S. and worldwide financial markets and may cause further economic uncertainties in the United States and worldwide. The Adviser does not know how long the securities markets may be affected by these events and cannot predict the effects of the occupation or similar events in the future on the U.S. economy and securities markets.
     Key Adviser Personnel Risk. The Fund’s ability to identify and invest in attractive opportunities is dependent upon the Adviser. If one or more key individuals leaves the Adviser, the Adviser may not be able to hire qualified replacements or may require an extended time to do so. This situation could prevent the Fund from achieving its investment objectives.
Financial Leverage
     The Fund may utilize financial leverage (i) to provide the Fund with additional liquidity to meet its obligations to repurchase its shares pursuant to its Repurchase Offers and (ii) for investment purposes (i.e., to use such financial leverage to purchase additional portfolio securities consistent with the Fund’s investment objective and primary investment strategy). Generally speaking, if the Fund can invest the proceeds from financial leverage (i.e., money from borrowings or issuing preferred shares) in portfolio securities that have higher rates of return than the costs of such financial leverage and other expenses of the Fund, then the holders of common shares would have a net benefit. The Fund’s policy on financial leverage allows the Fund to use financial leverage in the form of borrowings and/or preferred shares to the maximum extent allowable under the 1940 Act. The Adviser and the Board will regularly review the Fund’s use of financial leverage (i.e., the relative costs and benefits of leverage on the Fund’s common shares) and review the alternative means to leverage (i.e., the relative benefits and costs of borrowing versus issuing preferred shares).
     Under the 1940 Act, a fund is not permitted to incur indebtedness unless immediately after such incurrence the fund has an asset coverage of at least 300% of the aggregate outstanding principal balance of the indebtedness (i.e., such indebtedness may not exceed 33 1/3% of the fund’s total assets). Additionally, under the 1940 Act, a fund may not declare any dividend or other distribution upon any class of its capital shares, or purchase any such capital shares, unless the aggregate indebtedness of the fund has, at the time of the declaration of such dividend or distribution, or at the time of any such purchase, an asset coverage of at least 300% after deducting the amount of such dividend, distribution or purchase price, as the case may be. Under the 1940 Act, a fund is not permitted to issue preferred shares unless immediately after such issuance the net asset value of the fund’s portfolio is at least 200% of the liquidation value of the outstanding preferred shares (i.e., such liquidation value may not exceed 50% of the Fund’s total assets). In addition, a fund is not permitted to declare any cash dividend or other distribution on its common shares unless, at the time of such distribution, the net asset value of the fund’s portfolio (determined after deducting the amount of such dividend or other distribution) is at least 200% of such liquidation value. If using a combination of borrowing and issuing preferred shares, the maximum allocable leverage is somewhere between 300% and 200% based on the relative amounts borrowed and preferred shares issued.
Affiliated Transactions
     To the extent permitted by law and in accordance with the procedures established by the Fund’s Board of Trustees, the Fund may engage in brokerage transactions with brokers that are affiliates of the Adviser or of the Fund, with brokers who are affiliates of such brokers, or with unaffiliated brokers who trade or clear through affiliates of the Adviser or the Fund. As a result, the Fund may “control” or may be an “affiliate”, each as defined in the 1940 Act, of one or more portfolio companies. The 1940 Act contains prohibitions and restrictions relating to transactions between investment companies and their affiliates (including the Adviser), principal underwriters and affiliates of those affiliates or underwriters. Under these restrictions, the Fund and any portfolio company that the Fund controls are generally prohibited from knowingly participating in a joint transaction. The Fund and its affiliates may be precluded from co-investing in private placements of securities, including in any portfolio companies controlled by the Fund. As a result of these prohibitions, restrictions may be imposed on the size of positions or the type of investments that the Fund could make. Under current SEC regulations, the Fund may be prohibited from co-investing with any accounts that are not registered funds advised by the Adviser in certain private placements in which the Adviser negotiates non-pricing terms. This could preclude the Fund from investing in certain securities it would otherwise be interested in and could adversely affect the speed at which the Fund is able to invest its assets and, consequently, on the performance of the Fund.
     The Adviser and its affiliates manage other accounts, including registered and private funds and individual accounts. Although investment decisions for the Fund are made independently from those of such other accounts, the Adviser may, consistent with applicable law, make investment recommendations to other clients or accounts that may be the same or different from those made to the Fund, including investments in different levels of the capital structure of a company, such as equity versus senior loans, or that take contrary provisions in multiple levels of the capital structure. The Adviser has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, this may create situations where a client could be disadvantaged because of the investment activities conducted by the Adviser for other client accounts. When the Fund and one or more of such other accounts is prepared to invest in, or desires to dispose of, the same security, available investments or opportunities for each will be allocated in a manner believed by the Adviser to be equitable to the Fund and such other accounts. The Adviser also may aggregate orders to purchase and sell securities for the Fund and such other accounts. Although the Adviser believes that, over time, the potential benefits of participating in volume transactions and negotiating lower transaction costs should benefit all accounts including the Fund, in some cases these activities may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund.
MANAGEMENT
Board of Trustees and Adviser
     The Board of Trustees has overall management responsibility for the Fund. See “Management” in the SAI for the names of and other information about the Trustees and officers of the Fund.
     Highland Capital Management, L.P., Two Galleria Tower, 13455 Noel Road, Suite 800, Dallas, Texas 75240, serves as the investment adviser to the Fund. The Fund and Highland have entered into an investment advisory agreement pursuant to which Highland is responsible for the selection and ongoing monitoring of the Fund’s investments (“Advisory Agreement”). Highland furnishes offices and provides necessary facilities, equipment and personnel for the management of the Fund.
     Organized in March 1993, Highland is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. As of March 31, 2008, Highland had approximately $38.3 billion in assets under management. Highland is controlled by James Dondero and Mark Okada, by virtue of their respective share ownership, and its general partner, Strand Advisors, Inc., of which Mr. Dondero is the sole stockholder.
Fees and Expenses
     Highland provides portfolio management services pursuant to the Advisory Agreement and administrative services to the Fund pursuant to an administration agreement. The advisory fee is comprised of two components, a base fee and a performance adjustment to the base fee. The adjustment is based on the Fund’s performance relative to the S&P/LSTA Leveraged Loan Index (Index) over a rolling 12-month period ending with the most recently completed month. The rolling 12-month period is referred to as the Performance Period.

The S&P/LSTA Leveraged Loan Index is a daily return index that tracks a broad cross section of the leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers.
The first component of the advisory fee is a base fee equal to an annual rate of 1.50% of the average daily managed assets of the Fund during the month that ends on the last day of the Performance Period. The average daily managed assets of the Fund include assets acquired with leverage.
The second component of the advisory fee is a performance adjustment that either increases or decreases the base fee, depending on how the Fund has performed relative to the Index over the Performance Period. The performance adjustment is equal to a:
•	Monthly upward adjustment at an annual rate of 0.01% of the average daily managed assets of the Fund for the Performance Period for each one-tenth of a percentage point by which the Fund’s investment performance exceeds the investment record of the Index by at least one percentage point as of the end of the Performance Period, or

•	monthly downward adjustment at an annual rate of 0.01% of the average daily managed assets of the Fund for the Performance Period for each one-tenth of a percentage point by which the investment record of the Index exceeds the Fund’s investment performance by at least one percentage point as of the end of the Performance Period with

•	no performance adjustment if the relative performance of the Fund or index does not exceed the one percentage point threshold, described above, over the performance of the index or Fund, as applicable.
The performance adjustment is subject to the following:
•	the maximum and minimum performance adjustment will be at an annual rate of 0.50% of the average daily managed assets of the Fund for the Performance Period.
Performance Adjustment Schedule
Reflecting Performance Adjustment after twelve months of operations, assuming the Fund does not use leverage:

Percentage Point
Performance
Difference Between			Expected Total
Fund and	Adjustment to Base Fee		Advisory Fee
Performance Index	(Annualized)*		(Annualized)
6% or more	+0.50%	Outperformance	2.00%
5%	+0.40%		1.90%
4%	+0.30%		1.80%
3%	+0.20%		1.70%
2%	+0.10%		1.60%
1%	0.00%	No performance adjustment to advisory fee in this zone	1.50%
0%	0.00%		1.50%
-1%	0.00%		1.50%
-2%	-0.10%	Underperformance	1.40%
-3%	-0.20%		1.30%
-4%	-0.30%		1.20%
-5%	-0.40%		1.10%
-6% or less	-0.50%		1.00%

*	The chart is solely for illustrative purposes. Following the Fund’s over/underperformance of the Index by at least one percentage point, monthly adjustments will be at an annual rate of 0.01% of the average daily managed assets of the Fund for the Performance Period for each one-tenth of a percentage point by which the Fund over/underperforms the Index.

     Because the base fee and the performance adjustment are calculated based on different asset bases (average daily managed assets for the most recent month for the base fee and average daily managed assets for the 12-month Performance Period for the performance adjustment), the actual advisory fee paid by the Fund can differ materially from the expected annual fee rates shown in the table.
     The Fund pays all expenses other than those paid by Highland, including but not limited to printing and postage charges, securities registration and custodian fees, and expenses incidental to its organization.
Portfolio Managers
     The Fund’s portfolio is managed by a portfolio management team. The members of the team who are primarily responsible for the day-to-day management of the Fund’s portfolio are Patrick H. Daugherty, Brad Borud and Greg Stuecheli.
     Patrick H. Daugherty. Mr. Daugherty is a Partner, Senior Portfolio Manager and Head of Distressed and Special Situations Investing at Highland. His responsibilities include managing the Distressed Investments Group and co-managing the Private Equity Investments Group. He has formerly served as General Counsel to Highland. Prior to joining Highland in April 1998, Mr. Daugherty served as Vice President in the Corporate Finance Group at Bank of America Capital Markets, Inc. (formerly NationsBanc Capital Markets, Inc.) where he originated and structured leveraged transactions of mid-cap companies located in the Southwest region of the United States. Prior to joining Bank of America, Mr. Daugherty was an associate with the law firm of Baker, Brown, Sharman & Parker in Houston, Texas, where he worked with banks and financial institutions in the liquidation of various Resolution Trust Corporation (RTC) portfolios. Mr. Daugherty has over 15 years of experience in distressed, high yield and corporate restructuring. He has been involved in over 100 restructurings and has held steering committee positions in over 50 bankruptcies. Mr. Daugherty currently serves on the Board of Directors of Home Interiors & Gifts, Inc. and its affiliates (as Chairman) and Safety-Kleen Holdco, Inc., and is a former board member of Norse Merchant Group and its affiliates, Ferrimorac Holdings Limited, Trussway Holdings, Inc. and its affiliates, Nexpak Corporation and its affiliates, Moll Industries and its affiliates, Mariner Health Care, Inc. and SunCom Wireless Holdings, Inc. He received a Juris Doctorate from The University of Houston School of Law, and a BBA in Finance from The University of Texas at Austin. Mr. Daugherty is a member of the Texas Bar Association.
     Brad Borud. Mr. Borud is a Partner, Senior Trader and Chief Investment Officer—Retail Products at Highland. Prior to his current duties, Mr. Borud served as a Senior Trader and Co-Director of Portfolio Management for Highland from 2003 to 2008, as a Portfolio Manager and Team Leader from 2001 to 2003, as a Portfolio Manager from 1998 to 2001, and as a Portfolio Analyst from 1996 to 1998. As a Portfolio Manager, Mr. Borud covered a wide range of industries, including wireline telecommunications, wireless telecommunications, telecommunication equipment manufacturers, multi-channel video and media. Prior to joining Highland in November 1996, Mr. Borud worked as a Global Finance Analyst in the Corporate Finance Group at NationsBank from 1995 to 1996 where he was involved in the originating, structuring, modeling and credit analysis of leveraged transactions for large corporate accounts in the Southwest region of the United States. In 1994, Mr. Borud served at Conseco Capital Management as an Analyst Intern in the Fixed Income Research Department, following the transportation and energy sectors. Mr. Borud has a BS in Business Finance from Indiana University.
     Greg Stuecheli. Mr. Stuecheli is a Senior Portfolio Manager at Highland. Prior to his current duties, Mr. Stuecheli was a Portfolio Manager for Highland covering distressed and special situation credit and equity investments. Prior to joining Highland in June 2002, Mr. Stuecheli served as an analyst for Gryphon Management Partners, LP from 2000 to 2002, where his primary responsibilities included researching long and short investment ideas. In 1999, Mr. Stuecheli was a summer associate at Hicks, Muse, Tate & Furst, and from 1995 to 1998, Mr. Stuecheli worked as a chemical engineer at Jacobs Engineering Group and Cytec Industries. Mr. Stuecheli received an MBA from Southern Methodist University and a BS in Chemical Engineering from Rensselaer Polytechnic Institute. He has earned the right to use the Chartered Financial Analyst designation.

     The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities issued by the Fund.
Administrator/Sub-Administrator
     Highland provides administration services to the Fund for a monthly administration fee at the annual rate of 0.20% of the Fund’s average daily net assets. In such capacity, Highland generally assists the Fund in all aspects of its administration and operations. Under a separate sub-administration agreement, Highland has delegated certain administrative functions to PFPC Inc. (“PFPC”), 760 Moore Road, King of Prussia, Pennsylvania, 19406, and pays PFPC a portion of the fee it receives from the Fund (0.01%). PFPC has agreed to provide corporate secretarial services; prepare and file various reports with the appropriate regulatory agencies; assist in preparing various materials required by the SEC; and prepare various materials required by any state securities commission having jurisdiction over the Fund.
Accounting Services Agent
     PFPC provides accounting services to the Fund pursuant to an accounting services agreement. PFPC has agreed to provide accounting and bookkeeping services for the Fund, including the calculation of the Fund’s NAV.
Underwriter
     The Fund’s shares are offered for sale through PFPC Distributors, Inc. (the “Underwriter”), pursuant to an underwriting agreement (the “Underwriting Agreement”) with the Fund. PFPC Distributors, Inc. is located at 760 Moore Road, King of Prussia, Pennsylvania 19406. Shareholders and Financial Advisors (as defined under “How to Buy Shares”) should not send any transaction or account requests to this address.
     The Underwriter is a broker-dealer registered with the SEC and unaffiliated with the Fund. The Underwriter will use its best efforts to distribute shares of the Fund, but will not be obligated to distribute any certain number of shares. Pursuant to the Underwriting Agreement, the Fund agrees to indemnify and hold harmless the Underwriter, its affiliates and their respective directors, officers, agents and employees, from and against all claims, costs, expenses, losses, damages, charges, payments and liabilities of any sort or kind (including attorneys’ fees and court costs, travel costs and other reasonable out-of-pocket costs related to dispute resolution) arising (i) directly or indirectly from any action taken or omitted to be taken by the Underwriter in connection with the Underwriting Agreement or the provision of services to the Fund, except for those claims, costs, expenses, losses, damages, charges, payments or liabilities resulting from the Underwriter’s willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties; or (ii) out of or based upon any untrue statement or omission of a material fact contained in any Registration Statement, Prospectus, Statement of Additional Information, or sales literature (including amendments and supplements thereto), unless such claims, costs, expenses, losses, damages, charges, payments or liabilities arise out of or are based upon any such untrue statement or omission or alleged untrue statement or omission in any written information relating to the Underwriter furnished to the Fund specifically for inclusion in the Fund’s Registration Statement, Prospectus, Statement of Additional Information or sales literature (including amendments or supplements thereto).
Transfer Agent
     PFPC is the agent of the Fund for the transfer of shares, disbursement of dividends, and maintenance of shareholder accounting records (“Transfer Agent”).
Custodian
     PFPC Trust Company, 8800 Tinicum Boulevard, Philadelphia, Pennsylvania 19153, is the custodian of the Fund. PFPC Trust Company, among other things, attends to the collection of principal and income and payment for and collection of proceeds of securities and other investments bought and sold by the Fund.

Certain Affiliations
     The Fund and Highland are currently affiliated with Nexbank, a Financial Industry Regulatory Authority (“FINRA”) member broker-dealer that is indirectly controlled by the principals of Highland. Nexbank’s representatives, who are internal or external wholesalers registered with FINRA through Nexbank, will participate and engage in the Fund’s road show by giving presentations about the Fund to branch offices of selected broker-dealers. The Fund expects that it will reimburse wholesalers registered through Nexbank for out-of-pocket travel-related expenses in connection with the road show. Absent an exemption from the SEC or other regulatory relief, the Fund generally is precluded from effecting certain principal transactions with affiliated broker-dealers.
PERFORMANCE OF COMPARABLE ACCOUNT
     Although the Fund is newly organized and therefore does not have any performance information to present, Highland is the investment manager of a non-diversified, closed-end investment company registered under the 1940 Act with substantially similar objectives, policies and strategies as those to be used by the Fund (the “Comparable Account”). Highland does not manage any other accounts with investment objectives, policies and strategies substantially similar to the Comparable Account or to the Fund. Shares of the Comparable Account were sold through private placements and not registered under the Securities Act of 1933.
     Total returns of the Comparable Account set forth below reflect the fees and expenses of the Comparable Account, including the payment of a “Carried Interest Fee” paid by the Comparable Account to Highland. Highland has received the Carried Interest Fee, 20% of the realized and unrealized cumulative total return of the Comparable Account, each year since the Comparable Account’s inception. The Fund does not pay a Carried Interest Fee and its estimated annual operating expense ratio is 3.61% (assuming the Fund borrows an amount representing 20.0% of the Fund’s total assets). The Comparable Account’s total annual operating expense ratio as of December 31, 2007 was 3.22%, including the Carried Interest Fee.
     The performance information is provided to illustrate the past performance of Highland in managing the Comparable Account as measured against the two specified market indexes, S&P/LSTA Leveraged Loan Index and Credit Suisse High Yield Index, and does not represent the performance of the Fund. As of December 31, 2007, the Comparable Account had approximately $83.7 million in assets under management. All returns presented were calculated on a total return basis and include all dividends and interest, accrued income, and realized and unrealized gains and losses.
     Performance quoted represents past performance and does not guarantee future results. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.
Average Annual Total Returns
(For the periods ended December 31, 2007)

	Comparable	S&P/LSTA Leveraged	Credit Suisse High
Year/Period	Account(a)	Loan Index (b)	Yield Index(b)
Year Ended December 31, 2007	9.45%	2.02%	2.65%
Year Ended December 31, 2006	17.87%	6.77%	11.92%
Period Ended December 31, 2005(c)	7.04% (d)	3.68%	3.18%
Since inception(c)	16.83%	4.82%	6.80%

(a)	The returns have been adjusted to reflect the impact of sales loads applicable to investors in the Fund.

(b)	The S&P/LSTA Leveraged Loan Index is designed to track a broad cross section of leveraged loans syndicated in the United States, including dollar denominated loans to overseas issuers. The Credit

Suisse High Yield Index is a market-weighted index that includes publicly traded bonds rated below BBB by Standard & Poor’s and Baa by Moody’s. Returns of the indexes for the since-inception period are calculated from the month-end closest to the Comparable Account’s inception date, May 31, 2005. Index results assume the reinvestment of dividends paid on the stocks constituting the index. Unlike the Fund, the indexes do not incur fees or expenses.

(c)	The Comparable Account commenced operations on May 18, 2005.

(d)	Not annualized.
The Comparable Account’s year-to-date total return as of 6/30/08 was [      ]%.
The chart above shows the performance of a hypothetical $10,000 investment made on May 18, 2005, the date the Comparable Account commenced operations, as measured against the two specified market indexes. Performance of the indexes is calculated as of May 1, 2005. The starting point of $9,550 for shares of the Comparable Account reflects the current maximum sales charge of 4.50% that an investor may have to pay when purchasing shares of the Fund. The performance information shown does not represent the performance of the Fund.
HOW TO BUY SHARES
     Common shares of the Fund will be offered during the initial offering through PFPC Distributors Inc., as principal underwriter, and through selected brokers and dealers. The Fund anticipates that the initial offering of its common shares will end on or about                     , 2008.
     The shares will be offered at $19.10 per share plus a sales load of up to $0.90 per share, representing a maximum total initial offering price of up to $20.00 per share. Investors who purchase common shares in amounts that meet stated thresholds per transaction will be eligible for a reduced offering price and sales load as specified in the following table:

		Sales Load as a
	Total Initial	Percentage of Total		Proceeds to the
Amount of Transaction	Offering Price	Offering Price	Sales Load Per Share	Fund Per Share
Less than $100,000	$20.000	4.5%	$.900	$19.100
$100,000 to $249,999	$19.896	4.0%	$.800	$19.100

		Sales Load as a
	Total Initial	Percentage of Total		Proceeds to the
Amount of Transaction	Offering Price	Offering Price	Sales Load Per Share	Fund Per Share
$250,000 to $499,999	$19.793	3.5%	$.693	$19.100
$500,000 to $999,999	$19.691	3.0%	$.591	$19.100
$1,000,000 to $1,999,999	$19.391	1.5%	$.291	$19.100
$2,000,000 to $4,999,999	$19.293	1.0%	$.193	$19.100
$5,000,000 or more	$19.200	0.5%	$.100	$19.100
     The Fund may sell common shares without a sales load in the initial offering to the following categories (i) current or retired officers, trustees, directors or employees of the Fund, the Adviser and other affiliates of the Adviser; a parent, brother or sister of any such officer, trustee, director or employee or a spouse or child of any of the foregoing persons, or any trust, profit-sharing or pension plan for the benefit of any such person; and to any other person if the Underwriter anticipates that there will be minimal sales expenses associated with the sale; and (ii) current registered representatives and other full-time employees of selected broker-dealers or such persons’ spouses or for trust or custodial accounts for their minor children.
     The sales load will be paid to the Underwriter and the Underwriter, in turn, will pay or “reallow” to the broker-dealer responsible for the sale all but ___% of the sales load (as a percentage of the total initial offering price), except in the case of transactions of $_____or more, in which case the entire ___% sales load will be reallowed to the broker-dealer.
     The Fund must receive your payment for shares purchased in the initial offering by ___, 2008, unless the offering is extended by the Fund. You should consult with your broker or dealer to ensure that this deadline is met.
     The Fund will have the sole right to accept orders to purchase shares and reserves the right to reject any order in whole or in part. The Fund will have the sole right to waive the sales charge on a share purchase at its sole discretion. The initial offering may be terminated by the Fund or the Underwriter at any time. The initial offering is not being conducted on a firm commitment basis, such that neither the Underwriter nor any broker-dealer is required to take or pay for any shares of the Fund.
     No market currently exists for the Fund’s shares. The Fund’s shares will not be listed on any securities exchange, and the Fund does not anticipate that a secondary market will develop for its shares. Neither Highland, the Underwriter, nor any broker-dealer that will participate in the initial offering of the Fund’s shares intends to make a market in the Fund’s shares.
     The Fund, [           ] and [           ] have entered into a Dealer Group Agreement with [           ], which sets out the obligations of the parties with respect to the initial offering of the common shares. The Underwriter will enter into or amend existing dealer agreements with selected broker-dealers setting forth the parties’ payment and other obligations with respect to the initial offering and any subsequent continuous offerings of the Fund’s shares. Pursuant to the Dealer Group Agreement, the Fund, [           ] and [           ], jointly and severally, agree to indemnify, defend and hold harmless each broker-dealer and its respective trustees, partners, directors and officers and affiliates from and against any loss, damage, expense, liability or claim (including the reasonable cost of investigation) which, jointly or severally, any such broker-dealer or any such person may incur insofar as such loss, damage, expense, liability or claim arises out of or is based upon any untrue statement or alleged untrue statement or omission of a material fact contained in any Registration Statement, Prospectus, Statement of Additional Information, or sales literature (including amendments and supplements thereto), unless such claims, costs, expenses, losses, damages, charges, payments or liabilities arise out of or are based upon any such untrue statement or omission or alleged untrue statement or omission in any written information relating to the Underwriter furnished to the Fund specifically for inclusion in the Fund’s Registration Statement, Prospectus, Statement of Additional Information or sales literature (including amendments or supplements thereto).
     Prior to the public offering of common shares, Highland or an affiliate will have purchased common shares of the Fund in an amount satisfying the net worth requirements of Section 14(a) of the 1940 Act.

Possible Additional Sales of Shares
     After the initial offering, the Fund may commence a continuous public offering of its common shares at net asset value, plus applicable sales load. The Fund anticipates that any continuous offering would commence no sooner than six months after the closing of the initial offering. However, the Fund and the Underwriter, in their sole discretion, may commence a continuous offering at an earlier or later date. There can be no assurance that the Fund will offer its common shares on a continuous basis or, if so offered, that it will do so indefinitely. During any continuous offering, orders for additional shares will be accepted on each business day. Sales loads applicable to sales of the Fund’s common shares during any continuous offering may be different than those set forth above. The Board may discontinue any continuous offering of the Fund’s shares at any time or from time to time. In deciding whether to commence a continuous offering, the Fund will take into account all factors that it considers relevant, including market conditions, the cash available to it for investment, the number of shares available for sale and the Fund’s experience with Repurchase Offers.
     If the Fund commences a continuous offering, it may offer other classes of common shares with different pricing structures, subject to applicable law.
Distribution and Service Fee
     The Fund will pay the Underwriter an ongoing distribution and service fee of 0.35% of the average daily net asset value of the Fund’s outstanding common shares. With respect to the Fund’s initial offering, the Underwriter, in turn, will pay the 0.35% distribution and service fee to selected brokers and dealers with respect to common shares owned by customers of each such broker or dealer. The shareholder services for which the fee is paid by the Fund include personal services rendered to shareholders and the maintenance of shareholder accounts, such as providing information and responding to shareholder questions about the structure of the Fund, the availability of shares in any additional offerings, dividend payment options and quarterly Repurchase Offers. The distribution and service fee is accrued daily as of each business day as an expense of the Fund and is payable quarterly in arrears.
     The Fund anticipates that the selected brokers and dealers may from time to time act as brokers and dealers in executing the Fund’s portfolio transactions. The selected brokers and dealers are active underwriters of, and dealers in, securities and act as market-makers in a number of such securities, and therefore can be expected to engage in portfolio transactions with the Fund.
     In addition, Highland and/or the Underwriter may, from time to time, at their own expense out of their own financial resources, make cash payments to broker-dealers as an incentive to sell shares of the Fund and/or to promote retention of their customers’ assets in the Fund. Such cash payments may be calculated on sales of shares of the Fund (“Sales-Based Payments”) or on the average daily net assets of the Fund attributable to that particular dealer (“Asset-Based Payments”). Each of Highland and/or the Underwriter may agree to make such cash payments to a broker-dealer in the form of either or both Sales-Based Payments and Asset-Based Payments. Highland and/or the Underwriter may also make other cash payments to broker-dealers in addition to or in lieu of Sales-Based Payments and Asset-Based Payments, in the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives of those broker-dealers and their families to places within or outside the United States; meeting fees; entertainment; transaction processing and transmission charges; advertising or other promotional expenses; allocable portions, based on shares of the Fund sold, of salaries and bonuses of registered representatives of an affiliated broker-dealer that is a Financial Advisor; or other expenses as determined in Highland’s or the Underwriter’s discretion, as applicable. In certain cases these other payments could be significant to the broker-dealers. Any payments described above will not change the price paid by investors for the purchase of shares of the Fund or the amount that the Fund will receive as proceeds from such sales. Each of Highland and/or the Underwriter determines the cash payments described above in its discretion in response to requests from broker-dealers based on factors it deems relevant. Broker-dealers may not use sales of the Fund’s shares to qualify for any incentives to the extent that such incentives may be prohibited by law. Amounts paid by Highland and/or the Underwriter to any broker-dealer in connection with the distribution of shares of the Fund will count towards the cap imposed by FINRA on underwriter compensation in connection with the public offering of securities.

Contingent Deferred Sales Charges (“CDSCs”)
     As described above, certain investments in common shares are subject to a CDSC. You will pay the CDSC only on shares that you tender and that are accepted for repurchase within the prescribed amount of time after purchase. The CDSC is applied to the NAV at the time of purchase or repurchase, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the date on which the purchase was made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When shares are repurchased, the Fund will automatically repurchase those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC. In certain circumstances, CDSCs may be waived, as described in the SAI.
PERIODIC REPURCHASE OFFERS
     The Board has adopted share repurchase policies as fundamental policies. These policies, which may not be changed without the vote of the holders of a majority of the Fund’s outstanding voting securities (as defined in the 1940 Act), provide that each calendar quarter, the Fund intends to make a Repurchase Offer to repurchase a portion of the outstanding shares from shareholders who request repurchases. Shares will be repurchased at the NAV per share determined as of the close of regular trading on the NYSE on the Repurchase Pricing Date, which will be within a maximum of 14 days after the Repurchase Offer ends as described below.
Repurchase Procedure
     At the beginning of each Repurchase Offer, shareholders will be notified in writing about the Repurchase Offer, how they may request that the Fund repurchase their shares and the Repurchase Request Deadline, which is the date the Repurchase Offer ends. The time between the notification of shareholders and the Repurchase Request Deadline may vary from no more than six weeks to no less than three weeks. For each Repurchase Offer, it is anticipated that each Repurchase Request Deadline will be on or about the 15th day in each of the months of February, May, August and November, or, if the 15th day is not a business day, on the next business day. The repurchase price of the shares will be the NAV as of the close of regular trading on the NYSE on the Repurchase Pricing Date. The Fund has determined that the Repurchase Pricing Date may occur no later than the 14th day after the Repurchase Request Deadline or the next business day if the 14th day is not a business day.
     The Board may establish other policies for repurchases of shares that are consistent with the 1940 Act and other pertinent laws. Shares tendered for repurchase by shareholders by any Repurchase Request Deadline will be repurchased subject to the aggregate repurchase amounts established for that Repurchase Request Deadline. Repurchase proceeds will be paid to shareholders in cash prior to the Repurchase Payment Deadline.
     Repurchase Offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested, which may reduce returns. Moreover, diminution in the size of the Fund through repurchases without offsetting new sales may result in untimely sales of portfolio investments and a higher expense ratio and may limit the ability of the Fund to participate in new investment opportunities. An untimely sale of the Fund’s portfolio investments may adversely affect the market for such investment and reduce the Fund’s value. The Fund may recognize income and gains in connection with any such liquidation of portfolio securities, which could increase the amount of distributions made by the Fund to its shareholders. See “Taxation” below. The Fund may borrow to meet repurchase obligations, which entails risks and costs. See “Investment and Risk Information — Borrowing.”
Repurchase Amounts
     The Board, or a committee thereof, in its sole discretion, will determine the number of shares that the Fund will offer to repurchase (the “Repurchase Offer Amount”) for a given Repurchase Request Deadline. However, the Repurchase Offer Amount will be at least 5% and no more than 25% of the total number of shares outstanding on the Repurchase Request Deadline.

     If shareholders tender for repurchase more than the Repurchase Offer Amount for a given Repurchase Offer, the Fund may repurchase an additional amount of shares of up to 2% of the shares outstanding on the Repurchase Request Deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if the Fund determines to repurchase the additional 2% of the shares outstanding, but Fund shareholders tender shares for repurchase in excess of that amount, the Fund will repurchase the shares on a pro rata basis. In the event there is an oversubscription of a Repurchase Offer, shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during the Repurchase Offer.
Notices to Shareholders
     Notice of each quarterly Repurchase Offer (and any additional discretionary repurchase offers) will be mailed to each beneficial owner of shares between 21 and 42 days before each Repurchase Request Deadline. The notice will contain information shareholders should consider in deciding whether or not to tender their shares for repurchase. The notice will also include detailed instructions on how to tender shares for repurchase. The notice will state the Repurchase Offer Amount. The notice will also identify the dates of the Repurchase Request Deadline, scheduled Repurchase Pricing Date, and scheduled Repurchase Payment Deadline. The notice will describe the risk of fluctuation in the NAV between the Repurchase Request Deadline and the Repurchase Pricing Date, if such dates do not coincide, and the possibility that the Fund may use an earlier Repurchase Pricing Date than the scheduled Repurchase Pricing Date (if the scheduled Repurchase Pricing Date is not the Repurchase Request Deadline). The notice will describe (i) the procedures for shareholders to tender their shares for repurchase, (ii) the procedures for the Fund to repurchase shares on a pro rata basis, (iii) the circumstances in which the Fund may suspend or postpone a Repurchase Offer, and (iv) the procedures that will enable shareholders to withdraw or modify their tenders of shares for repurchase until the Repurchase Request Deadline. The notice will set forth the NAV of the shares to be repurchased no more than seven days before the date of notification, and how shareholders may ascertain the NAV after the notice date.
Repurchase Price
     The repurchase price of the shares will be the NAV as of the close of regular trading on the NYSE on the Repurchase Pricing Date. If you choose to receive your repurchase proceeds via wire transfer, the Fund’s transfer agent will charge you a fee (currently $9.00) for each wire. You may call (877) 665-1287 to learn the NAV per share. The notice of the Repurchase Offer will also provide information concerning the NAV per share, such as the NAV as of a recent date or a sampling of recent NAVs, and a toll-free number for information regarding the Repurchase Offer.
Suspension or Postponement of Repurchase Offer
     The Fund may suspend or postpone a Repurchase Offer only: (a) if making or effecting the Repurchase Offer would cause the Fund to lose its status as a RIC under the Code; (b) for any period during which the NYSE or any market on which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted; (c) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (d) for such other periods as the SEC may by order permit for the protection of shareholders of the Fund.
Liquidity Requirements
     The Fund must maintain liquid assets equal to the Repurchase Offer Amount from the time that the notice is sent to shareholders until the Repurchase Pricing Date. The Fund will ensure that a percentage of its net assets equal to at least 100% of the Repurchase Offer Amount consists of assets (a) that can be sold or disposed of in the ordinary course of business at approximately the price at which the Fund has valued the investment within the time period between the Repurchase Request Deadline and the Repurchase Payment Deadline; or (b) that mature by the Repurchase Payment Deadline.
     The Board has adopted procedures that are reasonably designed to ensure that the Fund’s assets are sufficiently liquid so that the Fund can comply with the Repurchase Offer and the liquidity requirements described in the previous paragraph. If, at any time, the Fund falls out of compliance with these liquidity requirements, the Board will take whatever action it deems appropriate to ensure compliance.
Repurchase Fee
     The Fund charges a 2.00% repurchase fee to shareholders whose shares are submitted for repurchase by the Fund within one hundred and eighty (180) days or less after the date of a purchase. This repurchase fee is calculated based on the shares’ aggregate NAV on the date of repurchase and deducted from the repurchase proceeds. The repurchase fee is paid to and retained by a Fund to help offset portfolio transaction costs and other related costs (e.g., stamp duties and transfer fees) caused by shareholder activity by allocating those costs to the shareholder generating the activity. Repurchase fees apply to repurchases of all shares of the Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions).
EXCHANGE OF SHARES
     Should the Fund commence a continuous offering, shareholders are expected to be allowed to exchange common shares of the Fund that are accepted for repurchase into shares of the same share class of Highland Floating Rate Fund, Highland Floating Rate Advantage Fund, Highland Equity Opportunities Fund, Highland High Income Fund, Highland Income Fund, Highland Healthcare Fund, or any other open-end investment company advised by the Adviser and distributed by the Underwriter, at NAV plus any applicable exchange fee. If you do not currently have an account in the Highland fund into which you wish to exchange your shares, you will need to exchange an amount at least equal to the applicable Highland fund’s minimum investment account requirement (currently, $2,500 ($25 for individual retirement accounts)). Call (877) 665-1287 for any Highland fund’s prospectus, including applicable investment minimums, and read it carefully before investing.
     Should the Fund commence a continuous offering, shareholders could also exchange Fund shares for shares of the RBB Money Market Fund (the “Money Market Fund”). The minimum to open an account in the Money Market Fund is currently $1,000. Call (877) 665-1287 for the Money Market Fund prospectus, including applicable investment minimums, and read it carefully before investing.
     Your exchange privilege will be revoked if the exchange activity is considered excessive. In addition, the Fund may reject any exchange request for any reason, including if it does not think that it is in the best interests of the Fund and/or its shareholders to accept the exchange.
     Unless you have a tax-deferred retirement account, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. See “Taxation.” To exchange by telephone, call (877) 665-1287. Please have your account and taxpayer identification number available when calling.
NET ASSET VALUE
     The NAV per share of each class of the Fund’s shares is calculated as of the close of regular trading on the NYSE, normally 4:00 p.m., Eastern Time, on each day that the NYSE is open for business. The NAV per share is computed by dividing the value of the Fund’s net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) attributable to the class of shares by the total number of shares of the class outstanding at the time the determination is made. The price of the Fund’s shares for the purpose of purchases will be based upon the calculation of NAV per share of the Fund next made after the purchase order is received in good form. NAV will not be determined on days when the NYSE is closed unless, in the judgment of the Board, the NAV should be determined on any such day, in which case the determination will be made at 4:00 p.m., Eastern Time.
     The value of the Fund’s assets is based on the current market value of its investments. For securities with readily available market quotations, the Fund uses those quotations for pricing. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and asked prices from principal market makers. Securities without a sale price or bid and ask quotations on the valuation day will be priced by an independent pricing service. If securities do not have readily available market quotations or pricing service prices, including circumstances under which such prices are determined not to be accurate or current (including when events materially affect the value of securities occurring between the time the market price is determined and the calculation of the Fund’s NAV), such securities are valued at their fair value, as determined in good faith in accordance with the Fund’s valuation procedures approved by the Board. In these cases, the Fund’s NAV will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAVs. The Fund’s valuation of a security may differ from the amount that it realizes upon the sale of such security.
DIVIDENDS AND DISTRIBUTIONS
     Income dividends, if any, are typically paid quarterly. Capital gain distributions, if any, are made at least annually, usually in December. Shares accrue dividends as long as they are issued and outstanding (i.e., from the date the payment for the purchase order is received to the day before the repurchase settles).
     Dividend payments are not guaranteed and may vary with each payment. The Fund does not pay “interest” or guarantee any fixed rate of return.
     If you do not indicate on your application your preferences for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund. You can choose one of the following options for distributions when you open your account: (1) reinvest all distributions in additional shares of the Fund; (2) receive dividends in cash and reinvest capital gains; or (3) receive all distributions in cash. Distributions of $10 or less will automatically be reinvested in additional shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares. Automatically reinvested dividends and distributions are taxed in the same manner as cash dividends and distributions. See “Taxation.”
     The Fund is authorized to borrow money subject to certain restrictions. See “Investment and Risk Information — Borrowing.” Under the 1940 Act, the Fund may not declare any dividend or other distribution on its shares unless the Fund has, at the time of declaration, asset coverage of at least 300% of its aggregate indebtedness, after deducting the amount of the distribution. This limitation may impair the Fund’s ability to maintain its qualification as a RIC for U.S. federal income tax purposes.
TAXATION
     The following discussion is a brief summary of some important U.S. federal income tax considerations affecting the Fund and its U.S. shareholders. It reflects provisions of the Code, existing Treasury regulations, rulings published by the Internal Revenue Service (the “IRS”), and other applicable authorities, as of the date of this prospectus. These authorities may be changed, possibly with retroactive effect, or subject to new legislative, administrative, or judicial interpretations. No attempt is made to present a detailed explanation of all U.S. federal, state, local and foreign tax law concerns affecting the Fund and its shareholders (including shareholders owning large positions in the Fund), and the discussion set forth herein does not constitute tax advice. For more information, please see “Additional Income Tax Considerations” in the SAI. Because each shareholder’s tax situation is unique, you should ask your tax professional about the tax consequences to you of an investment in the Fund.
     The Fund intends to elect to be treated and qualify annually as a RIC under Subchapter M of the Code. Accordingly, if the Fund so qualifies and satisfies certain distribution requirements, the Fund generally will not be subject to U.S. federal income tax on income that the Fund distributes to its shareholders in a timely manner in the form of dividends or capital gain distributions. The Fund will be subject to a Fund-level income tax at regular corporate income tax rates on any taxable income or gains that it does not distribute to its shareholders. Additionally, if for any taxable year the Fund does not qualify as a RIC, all of its taxable income would be subject to a Fund-level tax at regular corporate income tax rates without any deduction for distributions to shareholders.

This treatment would reduce the Fund’s net income available for investment or distribution to its shareholders. In addition, all distributions from earnings and profits, including any net long-term capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions may be eligible for the dividends-received deduction in the case of corporate shareholders or to be treated as “qualified dividend income” in the case of individual shareholders. The Fund also could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC that is accorded special tax treatment.
     Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% federal excise tax at the Fund level. To avoid the tax, the Fund must distribute during each calendar year an amount at least equal to the sum of (i) 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (ii) 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election is made to use the Fund’s taxable year) and (iii) certain undistributed amounts from previous years on which the Fund paid no U.S. federal income tax. While the Fund intends to distribute any income and capital gains in the manner necessary to minimize imposition of the 4% federal excise tax, there can be no assurance that sufficient amounts of the Fund’s taxable income and capital gains will be distributed to avoid entirely the imposition of the tax.
     Certain of the Fund’s investment practices may be subject to special and complex U.S. federal income tax provisions that may, among other things: (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (ii) convert lower taxed long-term capital gains or “qualified dividend income” into higher taxed short-term capital gain or ordinary income, (iii) accelerate or increase income, (iv) convert short-term losses into long-term losses, (v) cause the Fund to recognize income or gain without a corresponding receipt of cash, (vi) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur, (vii) cause adjustments in the holding periods of the Fund’s securities, and (viii) adversely alter the characterization of certain complex financial transactions. These U.S. federal income tax provisions could therefore affect the amount, timing and character of distributions to shareholders. The Fund intends to monitor its transactions and may make certain tax elections. In addition, the Fund may be required to borrow money or dispose of securities, to mitigate the effect of certain of these provisions and prevent the Fund’s disqualification as a RIC.
     Investments in distressed debt obligations that are at risk of or in default present special tax issues for the Fund. Tax rules are not entirely clear about issues such as whether the Fund should recognize market discount on a debt obligation and, if so, the amount of market discount the Fund should recognize, when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by the Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to U.S. federal income or excise tax.
     Special tax rules may change the treatment of gains and losses recognized by the Fund when the Fund invests in certain foreign securities or currencies. The application of these special rules may also affect the timing, amount and character of distributions made by the Fund. In addition, dividend, interest and other income received by the Fund from investments outside the United States may be subject to withholding and other taxes imposed by foreign countries. Tax treaties between the United States and other countries may reduce or eliminate such taxes. The Fund does not expect that it will be eligible to elect to treat any foreign taxes it pays as paid by its shareholders, and therefore shareholders will not be entitled to claim a credit or deduction for such taxes on their own tax returns. Foreign taxes paid by the Fund will reduce the return from the underlying Fund’s investments.
     Distributions paid to shareholders by the Fund from its net realized long-term capital gains, that is, the excess of any net long-term capital gain from the sale of investments the Fund owned for more than one year over net short-term capital loss) that the Fund designates as capital gain dividends (“capital gain dividends”) are taxable as long-term capital gains, regardless of how long you have held your shares. Long-term capital gain rates applicable to individuals have been temporarily reduced—in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets—for taxable years beginning before January 1, 2011. All other dividends paid to you by the Fund (including dividends from short-term capital gains (that is, the excess of any net short-term capital gains from the sale of investments the Fund owned for one year or less over any net long-term capital loss)) from its current or accumulated earnings and profits (“ordinary income dividends”) are generally subject to tax as ordinary income. For taxable years beginning before January 1, 2011, distributions of investment income designated by the Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gains, provided holding periods and other requirements are met at both the shareholder and Fund level. It is not generally expected that a significant portion of Fund distributions will qualify for favorable tax treatment as “qualified dividend income” for individual investors or as income eligible for the dividends received deduction for corporate investors.
     Dividends and other taxable distributions are taxable to you whether received in cash or reinvested in additional shares of the Fund. Dividends and other distributions paid by the Fund are generally treated as received at the time the dividend or distribution is made. If, however, the Fund pays you a dividend in January that was declared in the previous October, November or December and you were the shareholder of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by you on December 31 of the year in which the dividend was declared.
     The price of shares purchased at any time may reflect the amount of a forthcoming distribution. If you purchase shares just prior to a distribution, you will receive a distribution that will be taxable to you even though it represents in part a return of your invested capital.
     Generally, not later than 60 days after the close of its taxable year, your Fund will send you a written notice setting forth the amount and tax status of any distributions paid to you by the Fund. Ordinary income dividends and capital gain dividends may also be subject to state and local taxes.
     A repurchase by the Fund of its common shares from a shareholder pursuant to a Repurchase Offer (including any exchange of common shares for shares of another fund as part of such repurchase) generally will be treated as a sale or exchange of the shares by the shareholder provided that after the repurchase the shareholder does not own, either directly or by attribution under Section 318 of the Code, any shares of the Fund. In the event it is treated as a sale or exchange, the Shareholder generally will recognize a capital gain or loss on the sale or exchange. Shareholders should consult their tax advisors prior to tendering shares for repurchase.
     If, after a repurchase a shareholder continues to own, directly or by attribution, any shares of the Fund, it is possible that any amounts received in the repurchase by such shareholder will be taxable as a dividend to such shareholder, and there is a risk that shareholders who do not have any of their shares repurchased would be treated as having received a dividend distribution as a result of their proportionate increase in the ownership of the Fund. Use of the Fund’s cash to repurchase shares may adversely affect the Fund’s ability to satisfy the distribution requirements described above. The Fund may also recognize income in connection with the liquidation of portfolio securities to fund share repurchases. Any such income and gain would be taken into account in determining whether the distribution requirements described above have been satisfied.
     The Fund may be required to withhold and remit to the U.S. Treasury, a portion of the dividends, distributions and redemption proceeds payable to a shareholder who fails to provide the Fund (or its agent) with the shareholder’s correct taxpayer identification number (in the case of an individual, generally, such individual’s social security number) or to make the required certification that such shareholder is not subject to backup withholding, or who has been notified by the IRS that such shareholder is subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be refunded or credited against your U.S. federal income tax liability, if any, provided that you furnish the required information to the IRS.
     The discussions set forth herein and in the SAI do not constitute tax advice. Prospective shareholders are urged to consult their own tax advisors to determine the specific tax consequences to them of investing in the Fund.

ORGANIZATION AND DESCRIPTION OF SHARES
     The Fund was organized as a Delaware statutory trust on June 5, 2008. The Declaration of Trust authorizes an unlimited number of common shares of beneficial interest. All common shares have equal rights to the payment of dividends and the distribution of assets upon liquidation. The shares are not, and are not expected to be, listed for trading on any national securities exchange nor, to the Fund’s knowledge, is there, or is there expected to be, any secondary trading market in the shares.
     The Fund’s common shares are not currently divided into classes. The Board may classify or reclassify any issued or unissued shares of the Fund into shares of any class by redesignating such shares or by setting or changing in any one ore more respects, from time to time, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications or terms or conditions of repurchase of such shares. Any such classification or reclassification will comply with the provisions of the Declaration of Trust and the 1940 Act.
Amendments to Declaration of Trust
     The Declaration of Trust may be amended by a majority of the Fund’s Trustees without shareholder approval except that shareholder approval is required to vote on certain amendments, such as those affecting the voting rights of shareholders. Generally, effecting such amendments requires the affirmative vote of a majority of the shares represented in person or by proxy at a shareholder meeting and entitled to vote on the amendment.
Limitation of Liability of Shareholders, Trustees and Officers
     Consistent with the Delaware Statutory Trust Act, the Declaration of Trust provides that shareholders of the Fund will not be subject in such capacity to any personal liability whatsoever to any person in connection with property of the Fund or the acts, obligations or affairs of the Fund. Shareholders of the Fund will have the same limitation of personal liability as is extended to stockholders of a private corporation for profit incorporated under the Delaware corporate law. The Declaration of Trust provides that no trustee or officer of the Fund shall be subject in such capacity to any personal liability whatsoever to any person, save only liability to the Fund or its shareholders arising from bad faith, willful misfeasance, gross negligence or reckless disregard for his duty to such person; and, subject to the foregoing exception, all such persons shall look solely to the property of the Fund for satisfaction of claims of any nature arising in connection with the affairs of the Fund. If any shareholder, trustee or officer of the Fund is made party to any suit or proceeding to enforce any such liability, subject to the foregoing exception, he shall not, on account thereof, be held to any personal liability.
Dividends, Voting and Liquidation Rights
     Each common share of beneficial interest of the Fund that is entitled to vote on a matter has one vote for each whole share owned and a proportionate fractional vote for each fractional share owned and shares equally with other shares of its class in dividends and distributions when and if declared by the Fund and in the Fund’s net assets upon liquidation. All shares, when issued, are fully paid and are non-assessable by the Fund. There are no preemptive or conversion rights applicable to any of the common shares. Fund shares do not have cumulative voting rights and, as such a plurality of the shares present in person or represented by proxy and entitled to vote on the election of Trustees at the meeting will elect Trustees, and the remaining shareholders would not be able to elect any Trustees. The Fund does not intend to hold meetings of shareholders annually.
Anti-Takeover Provisions in the Declaration of Trust
     The Declaration of Trust includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund. In addition, in the event a secondary market were to develop in the shares, such provisions could have the effect of depriving shareholders of an opportunity to sell and receive net asset value for their common shares.

Termination and Merger/Consolidation Transactions
     The Declaration of Trust provides that the Fund may be terminated by a vote of 80% of the Trustees and 80% of the “Continuing Trustees.” A “Continuing Trustee” is any member of the Board of Trustees who either (a) has been a member of the Board of Trustees for a period of at least thirty-six months (or since the commencement of the Fund’s operations, if less than thirty-six months) or (b) was nominated to serve as a member of the Board of Trustees by a majority of the then Continuing Trustees. Similarly, the Declaration of Trust provides that the Trustees may (subject to limited exceptions), without shareholder approval, by vote of 80% of the Trustees and 80% of the Continuing Trustees authorize mergers, consolidations, and reorganizations of the Fund with another trust, series or other business organizations, if the resulting entity is a closed-end management company, as defined in the 1940 Act, or sell all or substantially all of the assets of the Fund.
MAILINGS TO SHAREHOLDERS
     In order to reduce duplicative mail and fees and expenses of the Fund, we will send a single copy of the Fund’s Prospectus and shareholder reports to your household even if more than one family member in your household owns shares of the Fund. Additional copies of the Prospectus and shareholder reports may be obtained by calling (877) 665-1287. If you do not want us to consolidate your Fund mailings and would prefer to receive separate mailings at any time in the future, please call us at the telephone number above and we will furnish separate mailings, in accordance with instructions, within 30 days of your request. The Fund will mail these and other account documents without charge, but may charge for special services such as requests for historical transcripts of accounts.

     You should rely only on the information contained in or incorporated by reference into this Prospectus. The Fund has not authorized any other person to provide you with different information. If anyone provides you with different or inconsistent information, you should not rely on it. The Fund is not making an offer to sell these securities in any jurisdiction where the offer or sale is not permitted.

Subject to Completion, Dated June 11, 2008
The information in this preliminary Statement of Additional Information is not complete and may be changed. We may not sell these securities until the Registration Statement filed with the Securities and Exchange Commission is effective. This preliminary Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.
Statement of Additional Information
Dated ________, 2008
HIGHLAND SPECIAL SITUATIONS FUND II
Common Shares
Two Galleria Tower, 13455 Noel Road, Suite 800, Dallas, Texas 75240
(877) 665-1287
     Highland Special Situations Fund II (the “Fund”) is a newly organized, non-diversified, closed-end management investment company.
     This Statement of Additional Information (“SAI”) is not a prospectus but provides additional information that should be read in conjunction with the Fund’s Prospectus dated _________, 2008, and any supplements thereto. Copies of the Fund’s Prospectus are available by calling the Fund at (877) 665-1287, visiting the Fund’s website (http://www.highlandfunds.com) or writing to the Fund c/o PFPC Inc., P.O. Box 9840, Providence, RI 02940. Capitalized terms used in this SAI and not otherwise defined have the meanings given them in the Fund’s Prospectus.

This Statement of Additional Information is dated ________, 2008.

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THE FUND
     Highland Special Situations Fund II (the “Fund”) is a non-diversified, closed-end management investment company organized as a Delaware statutory trust. Highland Capital Management, L.P. (“Highland” or the “Adviser”) provides investment advisory and administrative services to the Fund.
USE OF PROCEEDS
     The net proceeds of the offering of common shares will be approximately $_________ after payment or reimbursement of the estimated offering costs. The Fund will invest the net proceeds of the offering in accordance with the Fund’s investment objective and policies as stated below. It is presently anticipated that the Fund will be able to invest substantially all of the net proceeds in investments that meet its investment objective and policies within six months after the completion of the offering. Pending such investment, it is anticipated that the proceeds will be invested in short-term U.S. Government obligations, certificates of deposit, commercial paper and other money market instruments, including repurchase agreements. During the period in which the Fund is investing the net proceeds of the offering, it may not be in a position to achieve its investment objective.
INVESTMENT POLICIES AND STRATEGIES
     The following information supplements the discussion of the investment objective and policies of the Fund described in the Prospectus. In pursuing its objective, the Fund will invest as described in the Prospectus and as described below. The investment objective of the Fund is a non-fundamental policy and may be changed by the Fund’s Board of Trustees (the “Board”) without the approval of the Fund’s shareholders.
Investments in Equity Securities
     Common stocks and other equity securities represent an equity ownership interest in a company. Equity securities of the type in which the Fund invests generally consist of common stock of medium- and small-capitalization companies that have either (i) been burdened by complex legal, financial or ownership issues and are, in the judgment of the Adviser, selling at a discount to the underlying asset or business value or (ii) undergone leveraged buyouts or recapitalizations, yet are still substantially leveraged. The Fund may also invest in equity securities including preferred stocks, convertible securities, warrants and depository receipts. The Fund’s investments in distressed debt and high yield debt often will be accompanied by warrants or other equity securities.
     Preferred Stock. Preferred stock has a preference over common stock in liquidation (and generally dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
     Convertible Securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock or other equity security of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible income securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower yields than comparable nonconvertible securities. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value. Convertible securities rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument.

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     Warrants. Warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of warrants involves the risk that the Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the warrants’ expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.
     Depository Receipts. The Fund may invest in both sponsored and unsponsored American Depository Receipts (“ADRs”), European Depository Receipts (“EDRs”), Global Depository Receipts (“GDRs”) and other similar global instruments. ADRs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a non-U.S. corporation. EDRs, which are sometimes referred to as Continental Depository Receipts, are receipts issued in Europe, typically by non-U.S. banks and trust companies, that evidence ownership of either non-U.S. or U.S. underlying securities. GDRs are depository receipts structured like global debt issues to facilitate trading on an international basis. Unsponsored ADR, EDR and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile than if such instruments were sponsored by the issuer. Investments in ADRs, EDRs and GDRs may present additional investment considerations of non-U.S. securities.
     Real Estate Investments. The Fund may invest in real estate related investments, including real estate investment trusts (“REITs”), residual interests in real estate mortgage investment conduits (“REMICs”), collateralized mortgage obligations (“CMOs”), and equity interests in taxable mortgage pools (“TMPs”) (including indirectly through REITs, which frequent have TMP subsidiaries). Real estate related investments may cause the value of the Fund’s portfolio to change in light of factors affecting the real estate industry. Factors affecting real estate values include the supply of real property in certain markets, changes in zoning laws, delays in completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, adequacy of rent to cover operating expenses and local and regional markets for competing asset classes. The value of real estate related investments also may be affected by changes in interest rates and social and economic trends. REITs are subject to cash flow dependency, defaults by borrowers, self-liquidation, and the risk of failing to qualify for special tax treatment accorded REITs under the Internal Revenue Code of 1986, and/or to maintain exempt status under the 1940 Act.
Short-Term Debt Securities
     For temporary defensive purposes or to keep cash on hand, the Fund may invest a portion of its assets in cash equivalents and short-term debt securities. Short-term debt investments are defined to include, without limitation, the following:
     (1) U.S. Government securities, including bills, notes and bonds differing as to maturity and rates of interest that are either issued or guaranteed by the U.S. Treasury or by U.S. Government agencies or instrumentalities. U.S. Government securities include securities issued by (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, and Government National Mortgage Association, whose securities are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks, and Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury; and (c) the Federal National Mortgage Association, whose securities are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities. Consequently, the value of such securities may fluctuate.
     (2) Certificates of deposit issued against funds deposited in a bank or a savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return, and are normally negotiable. The issuer of a certificate of deposit agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. Certificates of deposit purchased by the Fund may not be fully insured by the Federal Deposit Insurance Corporation.
     (3) Repurchase agreements, which involve purchases of debt securities. At the time the Fund purchases securities pursuant to a repurchase agreement, it simultaneously agrees to resell and redeliver such securities to the seller, who also simultaneously agrees to buy back the securities at a fixed price and time. This assures a predetermined yield for the Fund during its holding period, since the resale price is always greater than the purchase price and reflects an agreed-upon market rate. Such actions afford an opportunity for the Fund to invest temporarily available cash. The Fund may enter into repurchase agreements only

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with respect to obligations of the U.S. Government, its agencies or instrumentalities; certificates of deposit; or bankers’ acceptances in which the Fund may invest. Repurchase agreements may be considered loans to the seller, collateralized by the underlying securities. The risk to the Fund is limited to the ability of the seller to pay the agreed-upon sum on the repurchase date; in the event of default, the repurchase agreement provides that the Fund is entitled to sell the underlying collateral. If the value of the collateral declines after the agreement is entered into, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, the Fund could incur a loss of both principal and interest. Highland monitors the value of the collateral at the time the action is entered into and at all times during the term of the repurchase agreement. Highland does so in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to the Fund. If the seller were to be subject to a federal bankruptcy proceeding, the ability of the Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.
     (4) Commercial paper, which consists of short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between the Fund and a corporation. There is no secondary market for such notes. However, they are redeemable by the Fund at any time. Highland will consider the financial condition of the corporation (e.g., earning power, cash flow and other liquidity ratios) and will continually monitor the corporation’s ability to meet all of its financial obligations, because the Fund’s liquidity might be impaired if the corporation were unable to pay principal and interest on demand. Investments in commercial paper will be limited to commercial paper rated in the highest categories by a major rating agency and which mature within one year of the date of purchase or carry a variable or floating rate of interest.
Lending of Portfolio Holdings
     The Fund may seek to increase its income by lending 33-1/3% of its assets in accordance with present regulatory policies, including those of the Board of Governors of the Federal Reserve System and the SEC. Such loans may be made to registered broker-dealers or other institutional investors deemed by the Adviser to be of good standing under agreements which require that the loans be secured continuously by collateral in cash, cash equivalents or U.S. Treasury bills maintained on a current basis at an amount at least equal to the market value of the securities loaned. The Fund would have the right to call a loan and obtain the financial instruments loaned at any time on five days’ notice. For the duration of a loan, the Fund would continue to receive the equivalent of the interest paid by the issuer on the financial instruments loaned and also would receive compensation from the investment of the collateral. The Fund would not have the right to vote any financial instruments having voting rights during the existence of the loan, but the Fund could call the loan in anticipation of an important vote to be taken among holders of the financial instrument or in anticipation of the giving or withholding of their consent on a material matter affecting the financial instrument. As with other extensions of credit, such loans entail risks of delay in recovery or even loss of rights in the collateral should the borrower of the financial instruments fail financially. However, the loans would be made only to borrowers deemed by the Adviser to be of good standing and when, in the judgment of the Adviser, the consideration that can be earned at that time from loans of this type justifies the attendant risk. The creditworthiness of firms to which the Fund lends its portfolio holdings will be monitored on an ongoing basis by the Adviser pursuant to procedures adopted and reviewed on an ongoing basis by the Fund’s Board.
Foreign Currency Transactions
     In order to protect against a possible loss on investments resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency or for other reasons, the Fund is authorized to enter into forward currency exchange contracts. These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Fund to establish a rate of exchange for a future point in time.
     When entering into a contract for the purchase or sale of a security, the Fund may enter into a forward foreign currency exchange contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.
     When the Adviser anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, the Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of the Fund’s securities denominated in such foreign currency. Similarly, when the obligations held by the Fund create a short position in a foreign currency, the Fund may enter into a forward contract to buy, for a fixed amount, an amount of foreign currency approximating the short position. With respect to any forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the

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securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward contracts may offer protection from losses resulting from declines or appreciation in the value of a particular foreign currency, they also limit potential gains which might result from changes in the value of such currency. The Fund will also incur costs in connection with forward foreign currency exchange contracts and conversions of foreign currencies and U.S. dollars.
     A separate account consisting of liquid assets, such as cash, U.S. Government securities or other liquid high grade debt obligations equal to the amount of the Fund’s assets that could be required to consummate forward contracts will be established with the Fund’s custodian except to the extent the contracts are otherwise “covered.” For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or liquid securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Fund. A forward contract to sell a foreign currency is “covered” if the Fund owns the currency (or securities denominated in the currency) underlying the contract, or holds a forward contract (or call option) permitting the Fund to buy the same currency at a price no higher than the Fund’s price to sell the currency. A forward contract to buy a foreign currency is “covered” if the Fund holds a forward contract (or call option) permitting the Fund to sell the same currency at a price as high as or higher than the Fund’s price to buy the currency.
Derivative Transactions and Risk Management
     Consistent with its investment objectives and policies set forth in the Prospectus, the Fund may enter into certain risk management transactions. In particular, the Fund may purchase and sell futures contracts, exchange listed and over-the-counter put and call options on securities, equity and other indices and futures contracts, forward foreign currency contracts, and may enter into various interest rate transactions (these transactions are collectively known as “Derivative Transactions”). Derivative Transactions may be used to attempt to protect against possible changes in the market value of the Fund’s portfolio resulting from fluctuations in the securities markets and changes in interest rates, to protect the Fund’s unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes and to establish a position in the securities markets as a temporary substitute for purchasing particular securities. Any or all of these Derivative Transactions may be used at any time. There is no particular strategy that requires use of one technique rather than another. Use of any Derivative Transaction is a function of market conditions. The ability of the Fund to manage them successfully will depend on Highland’s ability to predict pertinent market movements as well as sufficient correlation among the instruments, which cannot be assured. The Derivative Transactions that the Fund may use are described below. Although the Fund recognizes it is not likely that it will use certain of these strategies in light of its investment policies, it nevertheless describes them here because the Fund may seek to use these strategies in certain circumstances.
     Futures Contracts and Options on Futures Contracts. In connection with its Derivative Transactions and other risk management strategies, the Fund may also enter into contracts for the purchase or sale for future delivery (“futures contracts”) of securities, aggregates of securities or indices or prices thereof, other financial indices and U.S. government debt securities or options on the above. The Fund will engage in such transactions only for bona fide risk management and other portfolio management purposes.
     Forward Foreign Currency Contracts. The Fund may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the forward currency contract agreed upon by the parties, at a price set at the time the forward currency contract is entered into. Forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers.
     The Fund may engage in various forward currency contract strategies:
•	The Fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Fund intends to acquire. The Fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or a dividend or interest payment denominated in a foreign currency.
•	The Fund may also use forward currency contracts to shift the Fund’s exposure to foreign currency exchange rate changes from one currency to another. For example, if the Fund owns securities denominated in a foreign currency and Highland believes that currency will decline relative to another currency, the Fund might enter into a forward currency contract to sell the appropriate amount of the first foreign currency with payment to be made in the second currency.

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•	The Fund may also purchase forward currency contracts to enhance income when Highland anticipates that the foreign currency will appreciate in value but securities denominated in that currency do not present attractive investment opportunities.
•	The Fund may also use forward currency contracts to offset against a decline in the value of existing investments denominated in a foreign currency. Such a transaction would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors.
•	The Fund could also enter into a forward currency contract to sell another currency expected to perform similarly to the currency in which the Fund’s existing investments are denominated. This type of transaction could offer advantages in terms of cost, yield or efficiency, but may not offset currency exposure as effectively as a simple forward currency transaction to sell U.S. dollars. This type of transaction may result in losses if the currency sold does not perform similarly to the currency in which the Fund’s existing investments are denominated.
•	The Fund may also use forward currency contracts in one currency or a basket of currencies to attempt to offset against fluctuations in the value of securities denominated in a different currency if Highland anticipates that there will be a correlation between the two currencies.
•	The cost to the Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved.
•	When the Fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of some or all of any expected benefit of the transaction. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that the Fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, the Fund might be unable to close out a forward currency contract. In either event, the Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to maintain cash or liquid assets in a segregated account. The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the forward currency contract has been established. Thus, the Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term strategy is highly uncertain.
     Calls on Securities, Indices and Futures Contracts. In addition to its option strategy, in order to enhance income or reduce fluctuations on net asset value, the Fund may sell or purchase call options (“calls”) on securities and indices based upon the prices of futures contracts and debt or equity securities that are traded on U.S. and non-U.S. securities exchanges and in the over-the-counter markets. A call option gives the purchaser of the option the right to buy, and obligates the seller to sell, the underlying security, futures contract or index at the exercise price at any time or at a specified time during the option period. All such calls sold by the Fund must be “covered” as long as the call is outstanding (i.e., the Fund must own the instrument subject to the call or other securities or assets acceptable for applicable segregation and coverage requirements). A call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security, index or futures contract and may require the Fund to hold an instrument which it might otherwise have sold. The purchase of a call gives the Fund the right to buy a security, futures contract or index at a fixed price. Calls on futures on securities must also be covered by assets or instruments acceptable under applicable segregation and coverage requirements.
     Puts on Securities, Indices and Futures Contracts. In addition to its option strategy, the Fund may purchase put options (“puts”) that relate to securities (whether or not it holds such securities in its portfolio), indices or futures contracts. For the same purposes, the Fund may also sell puts on securities, indices or futures contracts on such securities if the Fund’s contingent obligations on such puts are secured by segregated assets consisting of cash or liquid debt securities having a value not less than the exercise price. In selling puts, there is a risk that the Fund may be required to buy the underlying security at a price higher than the current market price.

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     Interest Rate Transactions. Among the Derivative Transactions in which the Fund may enter into are interest rate swaps and the purchase or sale of interest rate caps and floors. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund intends to use these transactions for risk management purposes and not as a speculative investment. The Fund will not sell interest rate caps or floors that it does not own. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor.
     The Fund may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending on whether it is offsetting volatility with respect to its assets or liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments on the payment dates. Inasmuch as these Derivative Transactions are entered into for good faith risk management purposes, Highland and the Fund believe such obligations do not constitute senior securities, and, accordingly will not treat them as being subject to its borrowing restrictions. The Fund will accrue the net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each interest rate swap on a daily basis and will designate on its books and records with a custodian an amount of cash or liquid high grade securities having an aggregate net asset value at all times at least equal to the accrued excess. The Fund will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims paying ability of the other party thereto is rated in the highest rating category of at least one nationally recognized statistical rating organization at the time of entering into such transaction. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps.
     Credit Derivatives. The Fund may engage in credit derivative transactions. There are two broad categories of credit derivatives: default price risk derivatives and market spread derivatives. Default price risk derivatives are linked to the price of one or more reference securities or loans after a default by the issuer or borrower, respectively. Market spread derivatives are based on the risk that changes in market factors, such as credit spreads, can cause a decline in the value of a security, loan or index.
     There are three basic transactional forms for credit derivatives: swaps, options and structured instruments. The use of credit derivatives is a highly specialized activity which involves strategies and risks different from those associated with ordinary portfolio security transactions. If Highland is incorrect in its forecasts of default risks, market spreads or other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these techniques were not used. Moreover, even if Highland is correct in its forecasts, there is a risk that a credit derivative position may correlate imperfectly with the price of the asset or liability being purchased. There is no limit on the amount of credit derivative transactions that may be entered into by the Fund. The Fund’s risk of loss in a credit derivative transaction varies with the form of the transaction. For example, if the Fund purchases a default option on a security, and if no default occurs with respect to the security, the Fund’s loss is limited to the premium it paid for the default option. In contrast, if there is a default by the grantor of a default option, the Fund’s loss will include both the premium that it paid for the option and the decline in value of the underlying security that the default option protects.
     Below under “General Characteristics of Risks of Derivative Transactions” is further information about the characteristics, risks and possible benefits of Derivative Transactions and the Fund’s other policies and limitations (which are not fundamental policies) relating to investment in futures contracts and options. The principal risks relating to the use of futures contracts and other Derivative Transactions are: (i) less than perfect correlation between the prices of the instrument and the market value of the securities in the Fund’s portfolio; (ii) possible lack of a liquid secondary market for closing out a position in such instruments; (iii) losses resulting from interest rate or other market movements not anticipated by Highland; and (iv) the obligation to meet additional variation margin or other payment requirements, all of which could result in the Fund being in a worse position than if such techniques had not been used.
     Certain provisions of the Internal Revenue Code of 1986, as amended (the “Code”) may restrict or affect the ability of the Fund to engage in Derivative Transactions. See “Additional Income Tax Considerations” below.

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General Characteristics and Risks of Derivative Transactions
     In order to manage the risk of its securities portfolio, or to enhance income or gain, the Fund may engage in Derivative Transactions. The Fund will engage in such activities in the Investment Adviser’s discretion, and may not necessarily be engaging in such activities when movements in interest rates that could affect the value of the assets of the Fund occur. The Fund’s ability to pursue certain of these strategies may be limited by applicable regulations of the CFTC. A Fund’s Derivative Transactions may affect the amount, timing and character of distributions to Fund shareholders. See “Additional Income Tax Considerations” below.
Put and Call Options on Securities and Indices
     The Fund may purchase and sell put and call options on securities and indices. A put option gives the purchaser of the option the right to sell and the writer the obligation to buy the underlying security at the exercise price during the option period. The Fund may also purchase and sell options on securities indices (“index options”). Index options are similar to options on securities except that, rather than taking or making delivery of securities underlying the option at a specified price upon exercise, an index option gives the holder the right to receive cash upon exercise of the option if the level of the securities index upon which the option is based is greater, in the case of a call, or less, in the case of a put, than the exercise price of the option. The purchase of a put option on a security could protect the Fund’s holdings in a security or a number of securities against a substantial decline in the market value. A call option gives the purchaser of the option the right to buy and the seller the obligation to sell the underlying security or index at the exercise price during the option period or for a specified period prior to a fixed date. The purchase of a call option on a security could protect the Fund against an increase in the price of a security that it intended to purchase in the future. In the case of either put or call options that it has purchased, if the option expires without being sold or exercised, the Fund will experience a loss in the amount of the option premium plus any related commissions. When the Fund sells put and call options, it receives a premium as the seller of the option. The premium that the Fund receives for selling the option will serve as a partial offset, in the amount of the option premium, against changes in the value of the securities in its portfolio. During the term of the option, however, a covered call seller has, in return for the premium on the option, given up the opportunity for capital appreciation above the exercise price of the option if the value of the underlying security increases, but has retained the risk of loss should the price of the underlying security decline. Conversely, a secured put seller retains the risk of loss should the market value of the underlying security decline below the exercise price of the option, less the premium received on the sale of the option. The Fund is authorized to purchase and sell exchange listed options and over-the-counter options (“OTC Options”) which are privately negotiated with the counterparty. Listed options are issued by the Options Clearing Corporation (“OCC”) which guarantees the performance of the obligations of the parties to such options.
     The Fund’s ability to close out its position as a purchaser or seller of an exchange listed put or call option is dependent upon the existence of a liquid secondary market on option exchanges. Among the possible reasons for the absence of a liquid secondary market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (iv) interruption of the normal operations on an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been listed by the OCC as a result of trades on that exchange would generally continue to be exercisable in accordance with their terms. OTC Options are purchased from or sold to dealers, financial institutions or other counterparties which have entered into direct agreements with the Fund. With OTC Options, such variables as expiration date, exercise price and premium will be agreed upon between the Fund and the counterparty, without the intermediation of a third party such as the OCC. If the counterparty fails to make or take delivery of the securities underlying an option it has written, or otherwise settle the transaction in accordance with the terms of that option as written, the Fund would lose the premium paid for the option as well as any anticipated benefit of the transaction.
     The hours of trading for options on securities may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price movements can take place in the underlying markets that cannot be reflected in the option markets.
Futures Contracts and Related Options
     Characteristics. The Fund may sell financial futures contracts or purchase put and call options on such futures as an offset against anticipated market movements. The sale of a futures contract creates an obligation by the Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specified future time for a specified price. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for

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the premium paid to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put).
     Margin Requirements. At the time a futures contract is purchased or sold, the Fund must allocate cash or securities as a deposit payment (“initial margin”). It is expected that the initial margin that the Fund will pay may range from approximately 1% to approximately 5% of the value of the securities or commodities underlying the contract. In certain circumstances, however, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment. Additionally, initial margin requirements may be increased generally in the future by regulatory action. An outstanding futures contract is valued daily and the payment in case of “variation margin” may be required, a process known as “marking to the market.” Transactions in listed options and futures are usually settled by entering into an offsetting transaction, and are subject to the risk that the position may not be able to be closed if no offsetting transaction can be arranged.
     Limitations on Use of Futures and Options on Futures. The Fund’s use of futures and options on futures will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the CFTC. The Fund currently may enter into such transactions without limit for bona fide strategic purposes, including risk management and duration management and other portfolio strategies. The Fund may also engage in transactions in futures contracts or related options for non-strategic purposes to enhance income or gain provided that the Fund will not enter into a futures contract or related option (except for closing transactions) for purposes other than bona fide strategic purposes, or risk management including duration management if, immediately thereafter, the sum of the amount of its initial deposits and premiums on open contracts and options would exceed 5% of the Fund’s liquidation value, i.e., net assets (taken at current value); provided, however, that in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The above policies are non-fundamental and may be changed by the Fund’s board of trustees at any time. Also, when required, an account of cash equivalents designated on the books and records will be maintained and marked to market on a daily basis in an amount equal to the market value of the contract.
     Segregation and Cover Requirements. Futures contracts, interest rate swaps, caps, floors and collars, short sales, reverse repurchase agreements and dollar rolls, and listed or OTC options on securities, indices and futures contracts sold by the Fund are generally subject to earmarking and coverage requirements of either the CFTC or the SEC, with the result that, if the Fund does not hold the security or futures contract underlying the instrument, the Fund will be required to designate on its books and records an ongoing basis, cash, U.S. government securities, or other liquid high grade debt obligations in an amount at least equal to the Fund’s obligations with respect to such instruments.
     Such Amounts Fluctuate as the Obligations Increase or Decrease. The earmarking requirement can result in the Fund maintaining securities positions it would otherwise liquidate, segregating assets at a time when it might be disadvantageous to do so or otherwise restrict portfolio management.
     Derivative Transactions Present Certain Risks. With respect to Derivative Transactions and risk management, the variable degree of correlation between price movements of strategic instruments and price movements in the position being offset create the possibility that losses using the strategy may be greater than gains in the value of the Fund’s position. The same is true for such instruments entered into for income or gain. In addition, certain instruments and markets may not be liquid in all circumstances. As a result, in volatile markets, the Fund may not be able to close out a transaction without incurring losses substantially greater than the initial deposit. Although the contemplated use of these instruments predominantly for Derivative Transactions should tend to minimize the risk of loss due to a decline in the value of the position, at the same time they tend to limit any potential gain which might result from an increase in the value of such position. The ability of the Fund to successfully utilize Derivative Transactions will depend on the Investment Adviser’s and the sub-adviser’s ability to predict pertinent market movements and sufficient correlations, which cannot be assured. Finally, the daily deposit requirements in futures contracts that the Fund has sold create an on going greater potential financial risk than do options transactions, where the exposure is limited to the cost of the initial premium. Losses due to the use of Derivative Transactions will reduce net asset value.
     Regulatory Considerations. The Fund has claimed an exclusion from the term “commodity pool operator” under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.
Restricted and Illiquid Securities
     Certain of the Fund’s investments may be illiquid. Illiquid securities are subject to legal or contractual restrictions on disposition or lack an established secondary trading market. The sale of restricted and illiquid securities often requires more time

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and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale.
When-Issued and Delayed-Delivery Securities
     The Fund may purchase securities on a “when-issued” basis and may purchase or sell securities on a delayed-delivery basis in order to acquire the security or to offset against anticipated changes in interest rates and prices. When such transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and delayed-delivery commitments may be sold prior to the settlement date, but the Fund will enter into when-issued and delayed-deliveries only with the intention of actually receiving or delivering the securities, as the case may be. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a delayed-delivery, it might incur a gain or loss. At the time the Fund enters into a transaction on a when-issued or delayed-delivery basis, it will designate on its books and records cash or liquid debt securities equal to at least the value of the when-issued or delayed-delivery securities. The value of these assets will be monitored daily to ensure that their marked to market value will at all times equal or exceed the corresponding obligations of the Fund. There is always a risk that the securities may not be delivered and that the Fund may incur a loss. Settlements in the ordinary course, which may take substantially more than five business days, are not treated by the Fund as when-issued or delayed-delivery transactions and accordingly are not subject to the foregoing restrictions.
Pay-in-kind Bonds
     The Fund may invest in payable-in-kind, or “PIK” bonds. PIK bonds are bonds which pay interest through the issuance of additional debt or equity securities. Similar to zero coupon obligations, PIK bonds also carry additional risk as holders of these types of securities realize no cash until the cash payment date unless a portion of such securities is sold and, if the issuer defaults, the Fund may obtain no return at all on its investment. The market price of PIK bonds is affected by interest rate changes to a greater extent, and therefore tends to be more volatile, than that of securities which pay interest in cash. Additionally, current federal tax law requires the holder of certain PIK bonds to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability for federal income and excise taxes, the Fund generally will be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.
Mezzanine Investments
     The Fund may invest in certain high yield securities known as mezzanine investments, which are subordinated debt securities which are generally issued in private placements in connection with an equity security (e.g., with attached warrants). Such mezzanine investments may be issued with or without registration rights. Similar to other high yield securities, maturities of mezzanine investments are typically seven to ten years, but the expected average life is significantly shorter at three to five years. Mezzanine investments are usually unsecured and subordinate to other obligations of the issuer.
Loan Participations and Assignments
     The Fund may invest in fixed and floating rate loans (“Loans”) arranged through private negotiations between a corporation or foreign government and one or more financial institutions (“Lenders”). The Fund’s investments in Loans are expected in most instances to be in the form of participations in Loans (“Participations”) and assignments of all or a portion of Loans (“Assignments”) from third parties. Participations typically will result in the Fund having a contractual relationship only with the Lender not the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and the Fund and only upon receipt by the Lender of the payments by the borrower. In connection with purchasing Participations, the Fund generally has no direct right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the Loan in which is has purchased the Participation. As a result the Fund will assume the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, the Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. The Fund will acquire Participations only if the Lender interpositioned between the Fund and the borrower is determined by Highland to be creditworthy. When the Fund purchases Assignments from Lenders, the Fund will acquire direct rights against the borrower on the Loan. However, since Assignments are arranged through private negotiations

11

between potential assignees and assignors, the rights and obligations acquired by the Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.
     The Fund may have difficulty disposing of Assignments and Participations. Because there is no liquid market for such securities, the Fund anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market will have an adverse impact on the value of such securities and on the Fund’s ability to dispose of particular Assignments or Participations when necessary to meet the Fund’s liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for the Fund to assign a value to those securities for purposes of valuing the Fund’s portfolio and calculating its net asset value.
Zero Coupons
     The Fund may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments. Additionally, current federal tax law requires the holder of certain zero-coupon bonds to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and to potentially avoid liability for federal income and excise taxes, the Fund generally will be required to distribute income accrued with respect to these securities and may have to dispose of Fund securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.
Portfolio Turnover
     The frequency and amount of portfolio purchases and sales (known as the “turnover rate”) will vary from year to year. It is anticipated that the Fund’s turnover rate will ordinarily be between 50% and 100%. The portfolio turnover rate is not expected to exceed 100%, but may vary greatly from year to year and will not be a limiting factor when the Adviser deems portfolio changes appropriate. Although the Fund generally does not intend to trade for short-term profits, the securities held by the Fund will be sold whenever the Adviser believes it is appropriate to do so, without regard to the length of time a particular security may have been held. Higher portfolio turnover involves correspondingly greater transaction costs, including any brokerage commissions that the Fund will bear directly.
FUNDAMENTAL INVESTMENT POLICIES
     The following investment policies are fundamental and may not be changed by the Fund’s Board without the approval of a majority of the outstanding voting securities of the Fund. As used in this SAI, “majority of the outstanding voting securities” means the lesser of (i) 67% or more of the shares at a meeting if the holders of more than 50% of the outstanding shares are present or represented by proxy or (ii) more than 50% of the outstanding shares. All other investment policies or practices are considered by the Fund not to be fundamental and, accordingly, may be changed without approval of the holders of the Fund’s shareholders. The restrictions and other limitations set forth below will apply only at the time of purchase of securities and will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of an acquisition of securities. If a percentage restriction on investment or use of assets set forth below is adhered to at the time a transaction is effected, later changes in percentage resulting from changing market values will not be considered a deviation from policy.
     (1) The Fund may borrow money and/or issue senior securities to the extent permitted by the 1940 Act.
     (2) The Fund may make loans of money or property to any person through the lending of portfolio securities, through the purchase of debt securities, including bank loans (senior loans) and participations therein, through entry into repurchase agreements, and to the extent otherwise permitted under the 1940 Act;
     (3) The Fund may not underwrite the securities of other issuers, except to the extent that in connection with the disposition of portfolio securities or the sale of its own shares or securities of its subsidiaries the Fund may be deemed to be an underwriter;

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     (4) The Fund may not purchase real estate or interests therein, except to the extent that as a result of such investments the Fund would not cease to be a regulated investment company under the Code;
     (5) The Fund may purchase or sell commodities or commodity contracts to the extent permitted by applicable law without the Fund becoming subject to registration with the Commodity Futures Trading Commissions as a commodity pool or a commodity pool operator.
     (6) The Fund may not invest more than 25% of its assets in a single industry; provided that this limitation shall not apply with respect to obligations issued or guaranteed by the U.S. government or by its agencies or instrumentalities; and provided further that the Fund will invest more than 25% of its assets and may invest up to 100% of its assets in securities of issuers in the industry group consisting of financial institutions and their holding companies, including commercial banks, thrift institutions, insurance companies, and finance companies. For purposes of this restriction, the term “issuer” includes the Borrower and the Agent (as defined under “Prospectus Summary” in the Prospectus) and loan participations will be considered investments in the industry of the underlying borrower, rather than that of the seller of the loan participation.
     In addition, the Fund has adopted the following fundamental policy with respect to repurchase offers, changeable only by a majority vote of the outstanding voting securities of the Fund:
     (1) The Fund will make repurchase offers at periodic intervals pursuant to Rule 23c-3 under the 1940 Act, as such Rule may be amended from time to time and as interpreted by the SEC or other regulatory authorities having jurisdiction from time to time, and in accordance with any exemptive relief granted by the SEC;
     (2) The periodic intervals between repurchase request deadlines (as defined in Rule 23c-3) shall be three months;
     (3) The repurchase request deadlines (as defined in Rule 23c-3) for repurchase offers shall be on or about the fifteenth day of the months of February, May, August and November (or the next business day thereafter); and
     (4) Each repurchase pricing date (as defined in Rule 23c-3) shall not be later than the 14th day after the preceding repurchase request deadline (or the next business day if the 14th day is not a business day).
     Except as restricted above, the Fund may devote all of its assets to any of the foregoing or to any other investment strategy, including short sales, purchases on margin, and put and call options. Currently, a closed-end investment company is required by the 1940 Act to have 300% asset coverage for the issuance of senior securities representing indebtedness or borrowing money and 200% asset coverage for the issuance of senior securities in the form of preferred shares.
REPURCHASE OFFER FUNDAMENTAL POLICY
     The Fund will make quarterly Repurchase Offers of between 5% and 25% of the outstanding common shares at NAV (the “Repurchase Offer Fundamental Policy”).
     The Repurchase Offer Fundamental Policy sets the interval between each Repurchase Offer at one quarter and provides that the Fund shall conduct a Repurchase Offer each quarter (unless suspended or postponed in accordance with regulatory requirements). The Board, or a committee thereof, in its sole discretion, will determine the number of shares that the Fund will offer to repurchase. The repurchase request deadline will be established by the Fund and will be based on factors such as market conditions, liquidity of the Fund’s assets and shareholder servicing conditions. The Repurchase Offer Fundamental Policy also provides that the repurchase pricing shall occur not later than the 14th day after the repurchase request deadline or the next business day if the 14th day is not a business day.
     The Repurchase Offer Fundamental Policy may be changed only by a majority vote of the outstanding voting securities. For more information, please refer to the Prospectus under the caption “Periodic Repurchase Offers.”
     Subject to its investment limitations, the Fund may borrow to finance the repurchase of shares or to make a tender offer. Interest on any borrowings to finance share repurchase transactions or the accumulation of cash by the Fund in anticipation of share repurchases or tenders will reduce the Fund’s net income and gains. Any share repurchase, tender offer or borrowing that might be approved by the Board of Trustees would have to comply with the 1940 Act and the rules and regulations thereunder and other applicable law.

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DESCRIPTION OF SHARES
     The Fund’s Declaration of Trust (“Declaration”) authorizes the issuance of an unlimited number of common shares. The common shares will be issued with a par value of $0.001 per share. All common shares of the Fund have equal rights as to the payment of dividends and the distribution of assets of the Fund available for distribution to the common shareholders upon liquidation of the Fund. The common shares will, when issued, be fully paid and, subject to matters discussed in “Anti-Takeover and Other Provisions in the Declaration of Trust—Shareholder Liability” below, non-assessable, and will have no pre-emptive or conversion rights or rights to cumulative voting. The Fund is also authorized to issue preferred shares. After the completion of the initial offering, the Fund will only have common shares outstanding.
     Net asset value will be reduced immediately following the offering of common shares after payment of the sales load and payment or reimbursement of offering expenses. Net asset value fluctuations are expected to be greater if the Fund has a leveraged capital structure.
     Unlike open-end funds, closed-end funds like the Fund do not (at least at present) continuously offer shares and do not provide for daily redemptions. Further, unlike closed-end investment companies, the Fund’s common shares will not be listed on any securities exchange and will not be publicly traded. Thus, there is no secondary market for the Fund’s common shares and the Fund expects that no secondary market will develop. In order to provide some liquidity to common shareholders, the Fund has determined to make quarterly offers to repurchase between 5% and 25% of its outstanding common shares at net asset value. See “Repurchase of Common Shares” below and “Repurchase Offers” in the Prospectus. After the initial offering, the Fund may commence a continuous public offering of its common shares at net asset value, plus the applicable sales load. However, there can be no assurance that the Fund will offer its common shares on a continuous basis, or if so offered, that it will do so indefinitely. For these reasons, the Fund’s common shares are designed only for long-term investors.
ANTI-TAKEOVER AND OTHER PROVISIONS IN THE DECLARATION OF TRUST
Shareholder Liability
     The Declaration contains an express disclaimer of shareholder liability for acts or obligations of the Fund. The Declaration also provides for indemnification out of the Fund’s property for all loss and expense of any shareholder held personally liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which such disclaimer is inoperative or the Fund is unable to meet its obligations, and thus should be considered remote.
Anti-Takeover Provisions
      As described below, the Declaration includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund, to convert the Fund to open-end status, or to change the composition of its Board of Trustees, and by discouraging a third party from seeking to obtain control of the Fund.
     The Declaration provides that a Trustee may be removed by shareholders of the Fund for cause only, pursuant to action taken by at least seventy-five percent (75%) of the outstanding shares of the classes or series of shares entitled to vote for the election of such Trustee. The Declaration provides that a Trustee may be removed without cause only by written action taken by at least seventy-five percent (75%) of the remaining Trustees.
     The Declaration requires the affirmative vote or consent of at least eighty percent (80%) of the Board of Trustees and at least eighty percent (80%) of the Continuing Trustees (as defined below) to authorize certain Fund transactions not in the ordinary course of business, including a merger, consolidation or share exchange of the Fund or any class of shares of the Fund with or into any other person or company, or of any such person or company with or into the Fund or any such class of shares (other than in connection with a transaction involving the conversion of the fund from a closed-end to an open-end investment company. So long as all other conditions and requirements, if any, provided for in the Fund’s Bylaws and applicable law (including any shareholder voting rights under the 1940 Act) have been satisfied, the Declaration does not require a vote or consent of the Fund’s shareholders to authorize such transactions.
     In addition, the Declaration grants special approval rights with respect to certain matters, including the termination of the Fund, to members of the Board who qualify as Continuing Trustees (as defined below). The Declaration provides that the Fund may be terminated at any time by vote or consent of both eighty percent (80%) of the Board of Trustees and eighty percent (80%) of the Continuing Trustees (as defined below).

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     In certain circumstances, the Declaration imposes shareholder voting requirements that are more demanding than those required under the 1940 Act in order to authorize a conversion of the Fund from a closed-end to an open-end investment company. See “Conversion to Open-End Fund” below.
     As noted, the voting provisions described above could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to change the composition of its Board of Trustees, and by discouraging a third party from seeking to obtain control of the Fund in a tender offer or similar transaction.
     The overall effect of these provisions is to render more difficult the accomplishment of a merger or the assumption of control of the Fund by a third party. They provide, however, the advantage of potentially requiring persons seeking control of the Fund to negotiate with its management regarding the price to be paid, and facilitate the continuity of the Fund’s investment objective and policies. The provisions of the Declaration described above could have the effect of depriving the common shareholders of opportunities to sell their common shares by discouraging a third party from seeking to obtain control of the Fund in a tender offer or similar transaction. The Board of Trustees and the Fund has considered the foregoing anti-takeover provisions and concluded that they are in the best interests of the Fund and its common shareholders.
     A “Continuing Trustee,” as used in the discussion above, is any member of the Fund’s Board of Trustees who either (i) has been a member of the Board for a period of at least thirty-six months (or since the commencement of the Fund’s operations, if less than thirty-six months) or (ii) was nominated to serve as a member of the Board of Trustees by a majority of the Continuing Trustees then members of the Board.
     The foregoing is intended only as a summary and is qualified in its entirety by reference to the full text of the Declaration and the Fund’s Bylaws, both of which have been filed as exhibits to the Fund’s registration statement on file with the SEC.
Liability of Trustees
     The Declaration provides that the obligations of the Fund are not binding upon the Trustees of the Fund individually, but only upon the assets and property of the Fund. Nothing in the Declaration, however, protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.
CONVERSION TO OPEN-END FUND
     The Fund’s Board of Trustees may also from time to time consider submitting to the Fund’s shareholders a proposal to convert the Fund to an open-end investment company. In determining whether to exercise its sole discretion to submit this issue to shareholders, the Board of Trustees would consider all factors then relevant, including the size of the Fund, the extent to which shareholders have adequate liquidity thorough repurchase offers, the extent to which the Fund’s capital structure is leveraged and the possibility of re-leveraging (if any) and general market and economic conditions.
     The Declaration requires the affirmative vote or consent of holders of at least seventy-five percent (75%) of each class of the Fund’s shares entitled to vote on the matter to authorize a conversion of the Fund from a closed-end to an open-end investment company, unless the conversion is authorized by both a majority of the Board of Trustees and seventy-five percent (75%) of the Continuing Trustees (as defined above under “Anti-Takeover and Other Provisions in the Declaration of Trust — Anti-Takeover Provisions”). This seventy-five percent (75%) shareholder approval requirement is higher than is required under the 1940 Act. In the event that a conversion is approved by the Trustees and the Continuing Trustees as described above, the minimum shareholder vote required under the 1940 Act would be necessary to authorize the conversion. Currently, the 1940 Act would require approval of the holders of a “majority of the outstanding” voting shares of the Fund in order to authorize a conversion.
     Shareholders of an open-end investment company may require the company to redeem their shares on any business day (except in certain circumstances as authorized by or under the 1940 Act) at their net asset value, less such redemption charge, if any, as might be in effect at the time of redemption. In order to avoid maintaining large cash positions or liquidating favorable investments to meet redemptions, open-end companies typically engage in a continuous offering of their shares. Open-end companies are thus subject to periodic asset in-flows and out-flows that can complicate portfolio management. As described above, the Fund may, like an open-end company, engage in a continuous offer of its shares in the future, but is under no obligation to do so.
MANAGEMENT
     The Board provides broad oversight over the operations and affairs of the Fund and protects the interests of shareholders. The Board has overall responsibility to manage and control the business affairs of the Fund, including the complete and exclusive authority to establish policies regarding the management, conduct and operation of the Fund’s business. The names and ages of the Trustees and officers of the Fund, the year each was first elected or appointed to office, their principal business occupations during the last five years, the number of funds overseen by each Trustee and other directorships or trusteeships they hold are shown below. The business address for each Trustee and officer of the Fund is c/o Highland Capital Management, L.P., Two Galleria Tower, 13455 Noel Road, Suite 800, Dallas, TX 75240.

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				Number of
				Portfolios
		Term of		Overseen in
	Position	Office and		Highland	Other
Name, Address[1] and	with	Length of	Principal Occupations for	Funds	Directorships
Age	Fund	Time Served	Last Five Years	Complex[2]	Held
INDEPENDENT TRUSTEES[3]

Timothy K. Hui (Age 59)	Trustee	Indefinite term; Trustee since inception	Vice President since February 2008, Dean of Educational Resources from July 2006 to January 2008; Assistant Provost for Graduate Education, July 2004 to June 2006, and Assistant Provost for Educational Resources, July 2001 to June 2004, Philadelphia Biblical University.	12	None

Scott F. Kavanaugh (Age 47)	Trustee	Indefinite term; Trustee since inception	Vice-Chairman, President and Chief Operating Officer, Keller Financial Group since September 2007; Chairman and Chief Executive Officer, First Foundation Bank since September 2007; Private Investor since February 2004. Sales Representative at Round Hill Securities from March 2003 to January 2004; Executive at Provident Funding Mortgage Corporation, February 2003 to July 2003; Executive Vice President, Director and CAO, Commercial Capital Bank, January 2000 to February 2003; Managing Principal and Chief Operating Officer, Financial Institutional Partners Mortgage Company and the Managing Principal and President of Financial Institutional Partners, LLC (an investment banking firm), April 1998 to February 2003.	12	None

James F. Leary (Age 78)	Trustee	Indefinite term; Trustee since inception	Managing Director, Benefit Capital Southwest, Inc. (a financial consulting firm) since January 1999.	12	Board Member of Capstone Group of Funds (7 portfolios)

Bryan A. Ward (Age 53)	Trustee	Indefinite term; Trustee since inception	Senior Manager, Accenture, LLP (a consulting firm) since January 2002.	12	None

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Number of
Portfolios
		Term of		Overseen in
	Position	Office and		Highland	Other
Name, Address[1] and	with	Length of	Principal Occupations for	Funds	Directorships
Age	Fund	Time Served	Last Five Years	Complex[2]	Held

INTERESTED TRUSTEE

R. Joseph Dougherty[4] (Age 37)	Trustee, Chairman of the Board and Senior Vice President	Indefinite term; Trustee since inception	Senior Portfolio Manager of the Adviser since 2000; Director/Trustee, Chairman of the Board and Senior Vice President of the funds in the Highland Fund Complex.	12	None

1	The address of each Trustee is 13455 Noel Road, Suite 800, Dallas, Texas 75240.

2	The Highland Fund Complex consists of all of the registered investment companies advised by Highland as of the date of this SAI. In addition, each of the Trustees oversees Highland Distressed Opportunities Fund, Inc., a closed-end company that has filed an election to be regulated as a business development company under the 1940 Act.

3	Independent Trustees are those who are not “interested persons” as that term is defined under section 2(a)(19) of the 1940 Act.

4	Mr. Dougherty is deemed to be an “interested person” of each Fund under the 1940 Act because of his position with Highland.

		Term of	Principal
		Office and	Occupation(s)
Name, Address[1] and	Position(s)	Length of	During Past Five
Age	with Fund	Time Served	Years
OFFICERS

James D. Dondero (Age 45)	President	Indefinite term; Chief Executive Officer and President since inception	President and Director of Strand Advisors, Inc. (“Strand”), the General Partner of the Adviser; Chairman of the Board of Directors of Highland Financial Partners, L.P.; and President of the funds in the Highland Fund Complex.

Mark Okada (Age 46)	Executive Vice President	Indefinite term; Executive Vice President since inception	Executive Vice President of Strand; Chief Investment Officer of the Adviser; and Executive Vice President of the funds in the Highland Fund Complex.

R. Joseph Dougherty (Age 37)	Senior Vice President	Indefinite term; Chairman and Senior Vice President since inception	Senior Portfolio Manager of the Adviser since 2000; and Director/Trustee, Chairman of the Board and Senior Vice President of the funds in the Highland Fund Complex.

M. Jason Blackburn (Age 32)	Treasurer (Principal Financial and Accounting Officer) and Secretary	Indefinite term; Treasurer and Secretary since inception	Assistant Controller of the Adviser since November 2001; and Secretary and Treasurer of the funds in the Highland Fund Complex.

Richard Drew (Age 28)	Assistant Secretary	Indefinite term; Assistant Secretary since inception	Retail Fund Accountant of the Adviser since April 2005; Associate at Ernst & Young LLP (from July 2003 to April 2005).

Michael Colvin (Age 39)	Chief Compliance	Indefinite term; Chief Compliance	General Counsel and Chief Compliance Officer of the Adviser since June 2007 and Chief Compliance Officer

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		Term of	Principal
		Office and	Occupation(s)
Name, Address[1] and	Position(s)	Length of	During Past Five
Age	with Fund	Time Served	Years
	Officer	Officer since inception
of the funds in the Highland Fund Complex since July 2007; Shareholder in the Corporate and Securities Group at Greenberg Traurig, LLP (a law firm), January 2007 to June 2007; and Partner (from January 2003 to January 2007) and Associate (from 1995 to 2002) in the Private Equity Practice Group at Weil, Gotshal & Manges, LLP (a law firm).

1	The address of each officer is 13455 Noel Road, Suite 800, Dallas, Texas 75240.
Trustee Compensation
The officers of the Fund and those of its Trustees who are “interested persons” (as defined in the 1940 Act) of the Fund receive no direct remuneration from the Fund. The following table summarizes the compensation estimated (for the Fund’s initial fiscal year) to be paid by the Fund to the Trustees and the aggregate compensation paid by the Highland Fund Complex to the Trustees.

	Estimated Aggregate			Total Compensation
	Compensation from			from the Highland
	the Fund for the	Pension or		Fund Complex for
	Fiscal Year ending	Retirement Benefits	Estimated Annual	the calendar year
	December 31,	Accrued as Part of	Benefits Upon	ended December 31,
Name of Trustee	2008[1]	Fund Expenses	Retirement	2007[1,2]
INTERESTED TRUSTEE
R. Joseph Dougherty	$0	N/A	N/A	$0
INDEPENDENT TRUSTEES
Timothy K. Hui	[ ]	N/A	N/A	$122,722
Scott F. Kavanaugh	[ ]	N/A	N/A	$122,722
James F. Leary	[ ]	N/A	N/A	$122,722
Bryan A. Ward	[ ]	N/A	N/A	$122,722

1	Since the Fund has not completed its first full fiscal year, compensation is estimated based on future payments to be made by the Fund during the current fiscal year.

2	Information provided is for calendar year 2007 due to the different fiscal year ends of the various funds in the Highland Fund Complex.
Role of the Board of Trustees
     The Trustees of the Fund are responsible for the overall management and supervision of the Fund’s affairs and for protecting the interests of the shareholders. The Trustees will meet periodically throughout the year to oversee the Fund’s activities, review contractual arrangements with service providers for the Fund and review the Fund’s performance. The Board has four committees, the Audit Committee, the Nominating Committee, the Litigation Committee and the Qualified Legal Compliance Committee, each of which is composed of the Independent Trustees.
     Audit Committee. Pursuant to the Audit Committee Charter adopted by the Board, the function of the Audit Committee is (1) to oversee the Fund’s accounting and financial reporting processes and the audits of the Fund’s financial statements and (2) to assist in Board oversight of the integrity of the Fund’s financial statements, the Fund’s compliance with legal and regulatory requirements, and the independent registered public accounting firm’s qualifications, independence and performance. The Audit Committee is comprised of Messrs. Hui, Kavanaugh, Leary and Ward.
     Nominating Committee. The Nominating Committee’s function is to canvass, recruit, interview, solicit and nominate Trustees. The Nominating Committee will consider recommendations for nominees from shareholders sent to the Secretary of the Fund, Two Galleria Tower, 13455 Noel Road, Suite 800, Dallas, Texas 75240. A nomination submission must include all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Trustees, as well as information sufficient to evaluate the recommended nominee’s ability to meet the responsibilities of a Trustee of the Fund. Nomination submissions must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Nominating Committee. The Nominating Committee is comprised of Messrs. Hui, Kavanaugh, Leary and Ward.

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     Litigation Committee. The Litigation Committee’s function is to seek to address any potential conflicts of interest between the Fund and the Adviser in connection with any potential or existing litigation or other legal proceeding relating to securities held by both the Fund and the Adviser or another client of the Adviser. The Litigation Committee is comprised of Messrs. Hui, Kavanaugh, Leary and Ward.
     Qualified Legal Compliance Committee. The Qualified Legal Compliance Committee (“QLCC”) is charged with compliance with Rules 205.2(k) and 205.3(c) of Title 17 of the Code of Federal Regulations regarding alternative reporting procedures for attorneys representing the Fund who appear and practice before the SEC on behalf of the Fund. The QLCC is comprised of Messrs. Hui, Kavanaugh, Leary and Ward.
Share Ownership
     The following table shows the dollar range of equity securities beneficially owned by the Fund’s Trustees in the Fund and the aggregate dollar range of equity securities owned by the Fund’s Trustees in all Funds overseen by the Trustee in the Highland Fund Complex as of December 31, 2007.

		Aggregate Dollar Range of Equity
	Dollar Range of	Securities Owned in All Funds
	Equity Securities	Overseen by Trustee in the Highland
Name of Trustee	Owned in the Fund[1]	Fund Complex
INTERESTED TRUSTEE

R. Joseph Dougherty	$0	$100,001-$500,000

INDEPENDENT TRUSTEES

Timothy K. Hui	$0	$1-$10,000

Scott F. Kavanaugh	$0	$50,001-$100,000

James F. Leary	$0	$50,001-$100,000

Bryan A. Ward	$0	$1-$10,000

1	The Trustees do not own any equity securities in the Fund because the Fund has not yet commenced operations.
Code of Ethics
     The Fund and the Adviser have each adopted codes of ethics which essentially prohibit certain of their personnel, including the Fund’s portfolio managers, from engaging in personal investments which compete or interfere with, or attempt to take advantage of a client’s, including the Fund’s, anticipated or actual portfolio transactions, and are designed to assure that the interests of clients, including Fund shareholders, are placed before the interests of personnel in connection with personal investment transactions. Under the codes of ethics of the Fund and the Adviser, personal trading is permitted by such persons subject to certain restrictions; however, they are generally required to pre-clear most securities transactions with the appropriate compliance officer and to report all transactions on a regular basis.
     Text-only versions of the codes of ethics can be viewed online or downloaded from the EDGAR database on the SEC’s website (http://www.sec.gov). You may also review and copy these documents by visiting the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. In addition, copies of the codes of ethics may be obtained, after mailing the appropriate duplicating fee, by writing to the SEC’s Public Reference Section, 100 F Street, N.E., Washington, DC 20549, or by e-mail request to publicinfo@sec.gov.
Anti-Money Laundering Compliance
     The Fund or its service providers may be required to comply with various anti-money laundering laws and regulations. Consequently, the Fund or its service providers may request additional information from you to verify your identity. If at any time the Fund believes a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Fund may choose not to establish a new account or may be required to “freeze” a shareholder’s account. The Fund or its service providers also may be required to provide a governmental agency with information

19

about transactions that have occurred in a shareholder’s account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, it may not be permitted to inform the shareholder that it has taken the actions described above.
Proxy Voting Policies
     The Board has delegated voting of proxies in respect of the Fund’s portfolio holdings to the Adviser, to vote the Fund’s proxies in accordance with the Adviser’s Proxy Voting Policy. Under this policy, the Adviser will vote proxies related to Fund securities in the best interests of the Fund and its shareholders. The Adviser’s Proxy Voting Policy is attached as Appendix B to this SAI and may be changed from time to time by the Adviser with the approval of the Board.
     The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (877) 665-1287 or (2) on the SEC’s website (http://www.sec.gov). Information as of June 30 each year will generally be available by the following August 31.
INVESTMENT ADVISORY SERVICES
     The Fund entered into an Investment Advisory Agreement directly with Highland, located at Two Galleria Tower, 13455 Noel Road, Suite 800, Dallas, Texas 75240 (“Advisory Agreement”). Highland is controlled by James Dondero and Mark Okada, by virtue of their respective share ownership, and its general partner, Strand Advisors, Inc., of which Mr. Dondero is the sole stockholder.
     Under the Advisory Agreement, Highland, among other things: (i) continuously furnishes an investment program for the Fund; (ii) places orders for the purchase and sale of securities for the accounts of the Fund; (iii) provides for certain facilities and administrative services; (iv) arranges for the provision and maintenance of an insurance bond against larceny and embezzlement by officers and employees of the Fund; and (v) generally manages, supervises and conducts the affairs and business of the Fund.
     Highland carries out its duties under the Advisory Agreement at its own expense. The Fund pays its own ordinary operating and activity expenses, such as legal and auditing fees, management fees, administrative fees, custodial fees, transfer agency fees, the cost of communicating with shareholders and registration fees, as well as other operating expenses such as interest, taxes, brokerage, insurance, bonding, compensation of Independent Trustees of the Board and extraordinary expenses.
     The Advisory Agreement provides that, in the absence of willful misfeasance, bad faith or gross negligence in the performance (or reckless disregard) of its obligations or duties thereunder on the part of Highland, Highland shall not be subject to liability to the Fund or to any shareholder of the Fund for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Advisory Agreement relates.
     Highland and/or its general partner, limited partners, officers, affiliates and employees provide investment advice to other parties and manage other accounts and private investment vehicles similar to the Fund. In connection with such other investment management activities, the Adviser and/or its general partner, limited partners, officers, affiliates and employees may decide to invest the funds of one or more other accounts or recommend the investment of funds by other parties, rather than the Fund’s monies, in a particular security or strategy. In addition, the Adviser and such other persons will determine the allocation of funds from the Fund and such other accounts to investment strategies and techniques on whatever basis they consider appropriate or desirable in their sole and absolute discretion. See “Information Regarding Portfolio Managers—Conflicts of Interest.”
     Under the Investment Advisory Agreement, the Fund pays an advisory fee to Highland comprised of two components, a base fee equal to an annual rate of 1.50% of the average daily managed assets of the Fund and a performance adjustment to the base fee based on the Fund’s performance relative to the S&P/LSTA Leveraged Loan Index (Index) over a rolling 12-month period ending with the most recently completed month (the “Performance Period”). The S&P/LSTA Leveraged Loan Index is a daily return index that tracks a broad cross section of the leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers.
     The performance adjustment that either increases or decreases the base fee, depending on how the Fund has performed relative to the Index over the Performance Period. The performance adjustment is equal to a:

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•	Monthly upward adjustment at an annual rate of 0.01% of the average daily managed assets of the Fund for the Performance Period for each one-tenth of a percentage point by which the Fund’s investment performance exceeds the investment record of the Index by at least one percentage point as of the end of the Performance Period, or

•	monthly downward adjustment at an annual rate of 0.01% of the average daily managed assets of the Fund for the Performance Period for each one-tenth of a percentage point by which the investment record of the Index exceeds the Fund’s investment performance by at least one percentage point as of the end of the Performance Period with

•	no performance adjustment if the relative performance of the Fund or index does not exceed the one percentage point threshold, described above, over the performance of the index or Fund, as applicable.
     The performance adjustment is subject to the following:
•	the maximum and minimum performance adjustment will be at an annual rate of 0.50% of the average daily managed assets of the Fund for the Performance Period.
     For more information regarding the advisory fee, please refer to the Prospectus under the caption “Management — Fees and Expenses.”
INFORMATION REGARDING PORTFOLIO MANAGERS
The Fund’s portfolio managers are Patrick H. Daugherty, Brad Borud and Greg Stuecheli. The following tables provide information about funds and accounts, other than the Fund, for which the Fund’s managers are primarily responsible for the day-to-day portfolio management. This information is provided as of [                    ], 2008.
Patrick H. Dougherty

	Total			Total Number of	Total Assets Managed
	Number of	Total Assets		Accounts Managed	with Performance-
Type of	Accounts	Managed		with Performance-	Based Advisory Fee
Accounts	Managed	(millions)		Based Advisory Fee	(millions)
Registered Investment Companies:	[ ]	$	[ ]	[ ]	$ [ ]
Other Pooled Investment Vehicles:	[ ]	$	[ ]	[ ]	$ [ ]
Other Accounts:	[ ]	$	[ ]	[ ]	$ [ ]
Brad Borud

	Total			Total Number of	Total Assets Managed
	Number of	Total Assets		Accounts Managed	with Performance-
Type of	Accounts	Managed		with Performance-	Based Advisory Fee
Accounts	Managed	(millions)		Based Advisory Fee	(millions)
Registered Investment Companies:	[ ]	$	[ ]	[ ]	$ [ ]
Other Pooled Investment Vehicles:	[ ]	$	[ ]	[ ]	$ [ ]
Other Accounts:	[ ]	$	[ ]	[ ]	$ [ ]
Greg Stuecheli

	Total			Total Number of	Total Assets Managed
	Number of	Total Assets		Accounts Managed	with Performance-
Type of	Accounts	Managed		with Performance-	Based Advisory Fee
Accounts	Managed	(millions)		Based Advisory Fee	(millions)
Registered Investment Companies:	[ ]	$	[ ]	[ ]	$ [ ]
Other Pooled Investment Vehicles:	[ ]	$	[ ]	[ ]	$ [ ]
Other Accounts:	[ ]	$	[ ]	[ ]	$ [ ]

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Conflicts of Interests
     The Adviser has built a professional working environment, a firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. The Adviser has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, the Adviser furnishes advisory services to numerous clients in addition to the Fund, and the Adviser may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts that are hedge funds or have performance or higher fees paid to the Adviser or in which portfolio managers have a personal interest in the receipt of such fees) that may be the same as or different from those made to the Fund. In addition, the Adviser, its affiliates and any of their partners, directors, officers, stockholders or employees may or may not have an interest in the securities whose purchase and sale the Adviser recommends to the Fund. Actions with respect to securities of the same kind may be the same as or different from the action that the Adviser, or any of its affiliates, or any of their partners, directors, officers, stockholders or employees or any member of their families may take with respect to the same securities. Moreover, the Adviser may refrain from rendering any advice or services concerning securities of companies of which any of the Adviser’s (or its affiliates’) partners, directors, officers or employees are directors or officers, or companies as to which the Adviser or any of its affiliates or partners, directors, officers and employees of any of them has any substantial economic interest or possesses material non-public information. In addition to its various policies and procedures designed to address these issues, the Adviser includes disclosure regarding these matters to its clients in both its Form ADV and investment advisory agreements.
     The Adviser, its affiliates or their partners, directors, officers and employees similarly serve or may serve other entities that operate in the same or related lines of business. Accordingly, these individuals may have obligations to investors in those entities or funds or to other clients, the fulfillment of which might not be in the best interests of the Fund. As a result, the Adviser will face conflicts in the allocation of investment opportunities to the Fund and other funds and clients. In order to enable such affiliates to fulfill their fiduciary duties to each of the clients for which they have responsibility, the Adviser will endeavor to allocate investment opportunities in a fair and equitable manner which may, subject to applicable regulatory constraints, involve pro rata co-investment by the Fund and such other clients or may involve a rotation of opportunities among the Fund and such other clients.
     While the Adviser does not believe there will be frequent conflicts of interest, if any, the Adviser and its affiliates have both subjective and objective procedures and policies in place designed to manage the potential conflicts of interest between the Adviser’s fiduciary obligations to the Fund and their similar fiduciary obligations to other clients so that, for example, investment opportunities are allocated in a fair and equitable manner among the Fund and such other clients. An investment opportunity that is suitable for multiple clients of the Adviser and its affiliates may not be capable of being shared among some or all of such clients due to the limited scale of the opportunity or other factors, including regulatory restrictions imposed by the 1940 Act. There can be no assurance that the Adviser’s or its affiliates’ efforts to allocate any particular investment opportunity fairly among all clients for whom such opportunity is appropriate will result in an allocation of all or part of such opportunity to the Fund. Not all conflicts of interest can be expected to be resolved in favor of the Fund.
Compensation
     Highland’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors including the relative performance of a portfolio manager’s underlying account, the combined performance of the portfolio managers’ underlying accounts, and the relative performance of the portfolio managers’ underlying accounts measured against other employees. The principal components of compensation include a base salary, a discretionary bonus, various retirement benefits and one or more of the incentive compensation programs established by Highland, such as its “Option It Plan” and its “Long-Term Incentive Plan,” described below. This information is provided as of [    ], 2008.
     Base compensation. Generally, portfolio managers receive base compensation based on their seniority and/or their position with Highland, which may include the amount of assets supervised and other management roles within Highland.
     Discretionary compensation. In addition to base compensation, portfolio managers may receive discretionary compensation, which can be a substantial portion of total compensation. Discretionary compensation can include a discretionary cash bonus as well as one or more of the following:
     Option It Plan. The purpose of this plan is to attract and retain the highest quality employees for positions of substantial responsibility, and to provide additional incentives to a select group of management or highly-compensated employees of Highland in order to promote the success of Highland.

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     Long Term Incentive Plan. The purpose of this plan is to create positive morale and teamwork, to attract and retain key talent and to encourage the achievement of common goals. This plan seeks to reward participating employees based on the increased value of Highland.
     Senior portfolio managers who perform additional management functions may receive additional compensation in these other capacities. Compensation is structured such that key professionals benefit from remaining with Highland.
Ownership of Securities
     The Fund is a newly organized investment company. Accordingly, as of the date of this SAI, none of the portfolio managers beneficially owns any securities issued by the Fund.
ADMINISTRATOR/SUB-ADMINISTRATOR
     Highland assists the Fund in all aspects of its administration and operations for a monthly administration fee at the annual rate of 0.20% of the Fund’s average daily net assets. Under a separate sub-administration agreement, Highland has delegated certain administrative functions to PFPC Inc. (“PFPC”), 760 Moore Road, King of Prussia, Pennsylvania, 19406, and pays PFPC a portion of the fee it receives from the Fund (0.01%). PFPC has agreed to provide corporate secretarial services; prepare and file various reports with the appropriate regulatory agencies; assist in preparing various materials required by the SEC; and prepare various materials required by any state securities commission having jurisdiction over the Fund.
ACCOUNTING SERVICES AGENT
     PFPC provides accounting services to the Fund pursuant to an accounting services agreement. PFPC receives a monthly accounting services fee from the Fund, computed and accrued daily and based upon a percentage of the Fund’s average daily gross assets, plus certain out-of-pocket expenses.
UNDERWRITER
     Shares are offered for sale through the Fund’s principal underwriter, PFPC Distributors, Inc., 760 Moore Road, King of Prussia, Pennsylvania 19406 (the “Underwriter”). The Underwriter’s obligation is an agency or “best efforts” arrangement under which the Underwriter is required to take and pay for only such shares of the Fund as may be sold to the public. The Underwriter is not obligated to sell any stated number of shares.
     The Fund has agreed to pay all expenses in connection with registration of its shares with the SEC and auditing and filing fees in connection with registration of its shares under the various state blue sky laws and assumes the cost of preparation of the Prospectus and other expenses.
Initial Sales Load
     As described in the Prospectus under “How to Buy Shares,” shares of the Fund are sold pursuant to an initial sales load, which declines as the amount of the purchase reaches certain defined levels. Please see the Prospectus for details.
Distribution and Service Plan
     Pursuant to a Distribution and Service Plan for shares of the Fund, as compensation for the distribution of shares of the Fund and for services rendered and expenses borne in connection with providing personal service and/or maintenance of the shareholder accounts of the Fund, the Fund shall pay a distribution fee at an annual rate not exceeding 0.10% of the Fund’s average daily net assets and a service fee at an annual rate not exceeding 0.25% of the Fund’s average daily net assets to PFPC Distributors, Inc. PFPC Distributors, Inc. may pay part or all of the distribution and service fees it receives from the Fund as commissions to financial service firms that sell the Fund’s shares or as reimbursements to financial service firms or other entities that provide shareholder services to record or beneficial owners of shares (including third-party administrators of qualified plans). With respect to the Fund’s initial public offering, PFPC Distributors, Inc. will pay the 0.35% distribution and servicing fee to selected broker dealers with respect to shares sold by the firm and which are held in accounts by such firm on behalf of its customers. These parties may also be compensated based on the amount of the initial sales load reallowed by PFPC Distributors.

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     The Distribution and Service Plan may be terminated with respect to the Fund by vote of a majority of the Independent Trustees of the Fund or by vote of a majority of the outstanding voting securities of the Fund. The Distribution and Service Plan may be amended by vote of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose. Any change in the Distribution and Service Plan that would materially increase the cost to shares of the Fund to which the Distribution and Service Plan relates requires approval by the shareholders of the Fund. The Distribution and Service Plan will continue in effect with respect to the Fund for successive one-year periods, provided that each such continuance is specifically approved (i) the Trustees of the Fund and (ii) the Independent Trustees of the Fund, cast in person at a meeting called for the purpose.
Other Distribution-Related Information
     Shares of the Fund may not be qualified or registered for sale in all states. Prospective investors should inquire as to whether shares of the Fund are available for offer and sale in their state of domicile or residence. Shares of the Fund may not be offered or sold in any state unless registered or qualified in that jurisdiction, unless an exemption from registration or qualification is available.
     Pursuant to provisions of agreements between the Underwriter and selected broker dealers and other intermediaries (together, “intermediaries”) that offer and sell shares and/or process transactions in shares of the Fund, intermediaries are required to engage in such activities in compliance with applicable federal and state securities laws and in accordance with the terms of the Prospectus and this Statement of Additional Information.
TRANSFER AGENT
     PFPC provides transfer agency and dividend disbursing agent services for the Fund. As part of these services, PFPC maintains records pertaining to the sale, repurchase, and transfer of Fund shares and distributes the Fund’s cash distributions to shareholders.
CUSTODIAN
     PFPC Trust Company, located at 8800 Tinicum Boulevard, Philadelphia, Pennsylvania, 19153, is the custodian for the Fund. PFPC Trust Company is responsible for holding all securities, other investments and cash; receiving and paying for securities purchased; delivering against payment securities sold; receiving and collecting income from investments; making all payments covering expenses; and performing other administrative duties, all as directed by authorized persons. PFPC Trust Company does not exercise any supervisory function in such matters as purchase and sale of portfolio securities, payment of dividends, or payment of expenses.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
     The independent registered public accounting firm for the Fund is [                    ], located at [                    ]. The independent registered public accounting firm audits and reports on the annual financial statements, reviews certain regulatory reports and the federal income tax returns, and performs other professional accounting, auditing, tax and advisory services when engaged to do so.
PORTFOLIO TRANSACTIONS AND BROKERAGE
Selection of Broker-Dealers; Order Placement
     Subject to the overall review of the Fund’s Board, the Adviser is responsible for decisions to buy and sell securities and other portfolio holdings of the Fund, for selecting the broker or dealer to be used, and for negotiating any commission rates paid. In underwritten offerings, securities usually are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.
     The Adviser and its affiliates manage other accounts, including private funds and individual accounts that invest in senior loans and Fund investments. Although investment decisions for the Fund are made independently from those of such other accounts, investments of the type the Fund may make also may be made on behalf of such other accounts. When the Fund and one or more other accounts is prepared to invest in, or desires to dispose of, the same investment, available investments or opportunities

24

for each are allocated in a manner believed by the Adviser to be equitable over time. The Adviser may (but is not obligated to) aggregate orders, which may include orders for accounts in which the Adviser or its affiliates have an interest, to purchase and sell securities to obtain favorable execution or lower brokerage commissions, to the extent permitted by applicable laws and regulations. Although the Adviser believes that, over time, the potential benefits of participating in volume transactions and negotiating lower transaction costs should benefit all participating accounts, in some cases these activities may adversely affect the price paid or received or the size of the position obtained by or disposed of for the Fund. Where trades are aggregated, the investments or proceeds, as well as the expenses incurred, will be allocated by the Adviser in a manner designed to be equitable and consistent with the Adviser’s fiduciary duty to the Fund and its other clients (including its duty to seek to obtain best execution of client trades).
Commission Rates; Brokerage and Research Services
     In placing orders for the Fund’s portfolio, the Adviser is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that the Adviser will seek to execute each transaction at a price and commission, if any, which provides the most favorable total cost or proceeds reasonably attainable in the circumstances. In seeking the most favorable price and execution, the Adviser, having in mind the Fund’s best interests, will consider all factors it deems relevant, including, by way of illustration: price; the size, type and difficulty of the transaction; the nature of the market for the security; the amount of the commission; the timing of the transaction taking into account market prices and trends; operational capabilities; the reputation, experience and financial stability of the broker-dealer involved; and the quality of service rendered by the broker-dealer in other transactions. Though the Adviser generally seeks reasonably competitive commissions or spreads, the Fund will not necessarily be paying the lowest commission or spread available. The Adviser may place portfolio transactions, to the extent permitted by law, with brokerage firms participating in a distribution of the Fund’s shares if it reasonably believes that the quality of execution and the commission are comparable to that available from other qualified firms.
     The Adviser seeks to obtain “best execution” considering the execution price and overall commission costs paid and other factors. The Adviser routes its orders to various broker-dealers for execution at its discretion. Factors involved in selecting brokerage firms include the size, type and difficulty of the transaction, the nature of the market for the security, the reputation, experience and financial stability of the broker-dealer involved, the quality of service, the quality of research and investment information provided and the firm’s risk in positioning a block of securities. Within the framework of the policy of obtaining the most favorable price and efficient execution, the Adviser does consider “brokerage and research services” (as defined in the Securities Exchange Act of 1934, as amended) provided by brokers who effect portfolio transactions with the Adviser or the Fund. “Brokerage and research services” are services that brokerage houses customarily provide to institutional investors and include statistical and economic data and research reports on particular issuers and industries.
Affiliated Brokers
     Highland is currently affiliated with NexBank Securities, Inc., a FINRA member broker-dealer that is indirectly controlled by the principals of Highland. Absent an exemption from the SEC or other regulatory relief, the Fund is generally precluded from effecting certain principal transactions with affiliated brokers. The Fund may utilize affiliated brokers for agency transactions subject to compliance with policies and procedures adopted pursuant to a 1940 Act rule. These policies and procedures are designed to provide that commissions, fees or other remuneration received by any affiliated broker or its affiliates for agency transactions are reasonable and fair compared to the remuneration received by other brokers in comparable transactions.
PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES
     The following information supplements the discussion of methods for reducing or eliminating sales charges in the Prospectus.
     The Underwriter and the shareholder’s Financial Advisor must be promptly notified of each purchase that entitles a shareholder to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder’s holdings by the Transfer Agent. The Fund may terminate or amend this Right of Accumulation at any time without notice.
Reinstatement Privilege
     A shareholder whose shares have been accepted for repurchase may, upon request, reinstate within one year a portion or all of the proceeds of such repurchase in the shares of the same type of another Participating Fund at the NAV next determined after

25

the Transfer Agent receives a written reinstatement request and payment. The Underwriter will not pay your Financial Advisor a commission on any reinvested amount. Any CDSC paid at the time of the repurchase will be credited to the shareholder upon reinstatement. The period between the repurchase and the reinstatement will not be counted in aging the reinstated shares for purposes of calculating any CDSC or conversion date. Shareholders who desire to exercise this privilege should contact their Financial Advisor or the Transfer Agent. Shareholders may exercise this privilege an unlimited number of times. Exercise of this privilege does not alter the federal income tax treatment of any capital gains realized on the prior sale of Fund shares, but to the extent any such shares were sold at a loss, some or all of the loss may be disallowed for tax purposes. Please consult your tax advisor. See “Additional Income Tax Considerations” below.
Privileges of Financial Advisors
     Shares of the Fund may be sold at NAV, without a sales charge, to registered representatives and employees of Financial Advisors (including their affiliates) and such persons’ families and their beneficial accounts.
Sponsored Arrangements
     Shares of the Fund may be purchased at reduced or no sales charge pursuant to sponsored arrangements, which include programs under which an organization makes recommendations to, or permits group solicitation of, its employees, members or participants in connection with the purchase of shares of the Fund on an individual basis. The amount of the sales charge reduction will reflect the anticipated reduction in sales expense associated with sponsored arrangements. The reduction in sales expense, and therefore the reduction in sales charge, will vary depending on factors such as the size and stability of the organization’s group, the term of the organization’s existence and certain characteristics of the members of its group. The Fund reserves the right to revise the terms of or to suspend or discontinue sales pursuant to sponsored plans at any time.
     Shares may also be purchased at reduced or no sales charge by clients of Financial Advisors that have entered into agreements with the Underwriter pursuant to which the Fund is included as an investment option in programs involving fee-based compensation arrangements, and by participants in certain retirement plans.
Waiver of CDSCs
     CDSCs may be waived on repurchases in the following situations with the proper documentation:
1.	Death. CDSCs may be waived on redemptions within one year following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased’s spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased’s estate, the CDSC will be waived on any redemption from the estate account occurring within one year after the death. If shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC when redeemed from the transferee’s account. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

2.	Disability. CDSCs may be waived on redemptions occurring within one year after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Code). To be eligible for such waiver, (i) the disability must arise after the purchase of shares and (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

3.	Death of a trustee. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase and (iii) the trust document provides for dissolution of the trust upon the trustee’s death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

4.	Returns of excess contributions. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or individual retirement accounts, so long as the Financial Advisor agrees to all or the agreed upon portion of the commission earned on the sale being redeemed.

26

5.	Qualified retirement plans. CDSCs may be waived on redemptions required to make distributions from qualified retirement plans following normal retirement (as stated in the Plan document).
ADDITIONAL INCOME TAX CONSIDERATIONS
     The following discussion of U.S. federal income tax consequences of investment in the Fund is based on the Code, U.S. Treasury regulations, and other applicable authority, as of the date of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal tax considerations generally applicable to investments in the Fund. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of foreign, state and local tax laws.
     Taxation of the Fund. The Fund intends to elect to be treated and qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the Fund must, among other things:
(a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below);
(b) diversify its holdings so that, at the end of each quarter of the Fund’s taxable year, (i) at least 50% of the market value of the Fund’s total assets consists of cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested (x) in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below); and
(c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income (if any), for such year.
     In general, for purposes of the 90% gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (defined as a partnership (x) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof (y) that derives at least 90% of its income from the passive income sources defined in Code section 7704(d), and (z) that derives less than 90% of its income from the qualifying income described in (a)(i) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.
     For purposes of meeting the diversification requirement described in (b) above, in the case of the Fund’s investment in Participations, the Fund shall treat both the financial intermediary and the issuer of the underlying Loan as an issuer. Also, for purposes of (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.
     If the Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below).
     If the Fund were to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including

27

any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions might be eligible for the dividends-received deduction in the case of corporate shareholders and might be eligible to be treated as “qualified dividend income” and thus taxable at the lower long-term capital gain rate in the case of shareholders taxed as individuals. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.
     The Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and may distribute its net capital gain. Any investment company taxable income retained by the Fund will be subject to a Fund-level tax at regular corporate rates. The Fund may also retain for investment its net capital gain. If the Fund retains any net capital gain, it will be subject to a Fund-level tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds on a properly filed U.S. tax return to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder’s gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.
     In determining its net capital gain for Capital Gain Dividend (defined below) purposes, a regulated investment company generally must treat any net capital loss or any net long-term capital loss incurred after October 31 as if it had been incurred in the succeeding year. Treasury regulations permit a regulated investment company, in determining its taxable income, to elect to treat all or part of any net capital loss, any net long-term capital loss or any foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.
     If the Fund fails to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for such year and 98% of its capital gain net income for the one-year period ending October 31 of such year (unless the Fund makes an election to use its taxable year), plus any retained amount from the prior year, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. For these purposes, the Fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. A dividend paid to shareholders in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that it will be able to do so.
     Fund Distributions. Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder’s investment (and thus were included in the price the shareholder paid). Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares.
     For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund has owned or is treated as having owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions attributable to the excess of net long-term capital gain earned from the sale of investments that the Fund owned for more than one year over net short-term capital loss from the sale of investments that the Fund owned for one year or less and that are properly designated by the Fund as capital gain dividends (“Capital Gain Dividends”) will generally be taxable to the shareholder receiving such distributions as long-term capital gains. Distributions from capital gains are generally made after applying any available capital loss carryovers Long-term capital gain rates applicable to individuals have been temporarily reduced—in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets—for taxable years beginning before January 1, 2011. Distributions attributable to the excess of net short-term capital gain from the sale of investments that the Fund owned for one year or less over net long-term capital losses from the sale of investments that the Fund owned for more than one year will generally be taxable to the shareholder receiving such distributions as ordinary income. For taxable years beginning before January 1, 2011, distributions of investment income designated by the Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level. The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.
     In order for some portion of the dividends received by a Fund shareholder to be “qualified dividend income,” the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the

28

shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company.
     In general, distributions of investment income designated by the Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual, provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares.
     Dividends of net investment income received by corporate shareholders of the Fund will qualify for the 70% dividends-received deduction generally available to corporations to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. A dividend received by the Fund will not be treated as a qualifying dividend (1) if the stock on which the dividend is paid is considered to be “debt-financed” (generally, acquired with borrowed funds), (2) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (3) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends-received deduction may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (2) by application of the Code. The Fund does not expect a significant portion of Fund distributions to be eligible for this corporate dividends-received deduction.
     To the extent that the Fund makes a distribution of income received by the Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income and thus will not be eligible for taxation at the individual income tax rates applicable to long-term capital gain and will not qualify for the corporate dividends-received deduction.
     The Fund will be considered to be a “nonpublicly offered regulated investment company” if it has fewer than 500 shareholders at all times during a taxable year and its shares are not continuously offered pursuant to a public offering. Very generally, pursuant to Treasury Department regulations, expenses of nonpublicly offered regulated investment companies, except those specific to their status as a regulated investment company or separate entity (e.g., registration fees or transfer agency fees), are subject to special “pass-through” rules. These affected expenses (which include advisory fees) are treated as additional dividends to certain Fund shareholders (generally including individuals and entities that compute their taxable income in the same manner as an individual), and are deductible by those shareholders, subject to the 2% “floor” on miscellaneous itemized deductions and other significant limitations on itemized deductions set forth in the Code. Should the Fund commence a continuous public offering of its shares as described in the Prospectus, it will no longer be considered a nonpublicly offered regulated investment company regardless of whether it has 500 or more shareholders, and thus its expenses will no longer be subject to these special rules.
     Return of Capital Distributions. If the Fund makes a distribution to a shareholder in excess of the Fund’s current and accumulated earnings and profits in any taxable year, the excess distribution will be treated as a return of capital to the extent of such shareholder’s tax basis in its shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares.
     Dividends and distributions on the Fund’s shares are generally subject to federal income tax as described herein to the extent that they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund’s net asset value also reflects unrealized losses.

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     Tax Implications of Certain Fund Investments. Some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired by the Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. The Fund may make one or more of the elections applicable to debt obligations having market discount, which could affect the character and timing of recognition of income.
     Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) that are acquired by the Fund will be treated as debt obligations that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in taxable income (and required to be distributed) over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. In addition, PIK bonds will give rise to income which is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.
     Some debt obligations with a fixed maturity date of one year or less from the date of issuance that are acquired by the Fund may be treated as having acquisition discount or OID. Generally, the Fund will be required to include the acquisition discount or OID in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt obligations having acquisition discount or OID, which could affect the character and timing of recognition of income.
     Some preferred securities may include provisions that permit the issuer, at its discretion, to defer the payment of distributions for a stated period without any adverse consequences to the issuer. If the Fund owns a preferred security that is deferring the payment of its distributions, the Fund may be required to report income for federal income tax purposes even though the Fund has not yet received the actual distribution on the preferred stock.
     If the Fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary. The Fund may realize gains or losses from such liquidations. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.
     Investments in distressed debt obligations that are at risk of or in default present special tax issues for the Fund. Tax rules are not entirely clear about issues such as whether the Fund should recognize market discount on a debt obligation and, if so, the amount of market discount the Fund should recognize, when the Fund may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by the Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.
     A portion of the interest paid or accrued on certain high-yield discount obligations owned by the Fund may not (and interest paid on debt obligations, if any, that are considered for tax purposes to be payable in the equity of the issuer or a related party will not) be deductible to the issuer. This may affect the cash flow of the issuer. If a portion of the interest paid or accrued on certain high yield discount obligations is not deductible, that portion will be treated as a dividend paid by the issuer to the Fund. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by the Fund may be eligible for the dividends-received deduction to the extent of the deemed dividend portion of such accrued interest received by the Fund.
     Any transactions by the Fund in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.
     Any equity investments by the Fund in certain “passive foreign investment companies” (“PFICs”) could potentially subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company. This tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may elect to avoid the imposition of that tax. For example, the Fund may elect to treat a PFIC as

30

a “qualified electing fund” (i.e., make a “QEF election”), in which case the Fund will be required to include its share of the company’s income and net capital gains annually, regardless of whether it receives any distribution from the company. The Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings “to the market” as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. Dividends paid by PFICs will not be eligible to be treated as qualified dividend income.
     Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes incurred by the Fund.
     The Fund’s Derivatives Transactions, foreign currency transactions, and certain other risk management transactions may be subject to special tax rules (including mark-to-market, notional principal contract constructive sale, straddle, wash sale and short sale rules), the effect of which may be to increase or accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.
     In addition, certain of these transactions (as well as any transactions in foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If the Fund’s book income exceeds its taxable income, the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from any tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in its shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If the Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.
     Any investments by the Fund in REIT equity securities may require the Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. The Fund’s investments in REIT equity securities may at other times result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for federal income tax purposes. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income.
     Under a notice issued by the Internal Revenue Service in October 2006 and Treasury regulations that have yet to be issued but may apply retroactively, a portion of a Fund’s income (including income allocated to the Fund from a REIT or other pass-through entity) that is attributable to a REMIC or an equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a regulated investment company will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly. As a result, to the extent the Fund invests in any such interests, it may not be a suitable investment for charitable remainder trusts, as noted below.
     In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax.
     Backup Withholding. The Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (“TIN”), who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid through 2010. This rate will

31

expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.
     Sale, Exchange, or Redemption of Fund Shares. The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Fund shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other substantially identical shares of the Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.
     A repurchase by the Fund of shares generally will be treated as a sale or exchange of the shares by a shareholder provided that after the repurchase the shareholder does not own, either directly or by attribution under Section 318 of the Code, any shares of any class of the Fund. Likewise, a repurchase of a shareholder’s shares by the Fund will be treated as a sale or exchange of those shares by the shareholder if the repurchase (i) reduces a shareholder’s percentage ownership of the Fund by more than 20% (determined after applying the ownership attribution rules under Section 318 of the Code and taking into consideration the reduction in the total number of Fund shares outstanding that is caused by the repurchase) or (ii) otherwise results in a “meaningful reduction” of the shareholder’s proportionate interest in the Fund (determined after applying the ownership attribution rules under Section 318 of the Code), including, but not limited to, even a small reduction in the proportionate interest of a minority shareholder who owned (directly or by attribution) only a few percent of the Fund’s shares prior to the repurchase. A shareholder’s ability to satisfy any of the three foregoing tests may be affected in the event there is an oversubscription of a Repurchase Offer and the Fund is required to repurchase shares on a pro rata basis. Therefore, a shareholder can be given no assurance, even if he or she tenders all of his or her shares, that the Fund will purchase a sufficient number of shares to permit him or her to satisfy any of the foregoing tests.
     This foregoing discussion does not address the tax treatment of tendering shareholders who hold shares other than as capital assets. Those shareholders should consult their own tax advisors on the specific tax consequences to them of participating or not participating in the Repurchase Offer.
     If a tendering shareholder cannot satisfy any of the three tests described above, such shareholder generally would be deemed to receive a distribution from the Fund with respect to the shares held (or deemed held under Section 318 of the Code) by the shareholder after the tender. In this case, the shareholder would not be permitted to recognize any loss on the repurchase. The amount of the distribution would equal the price paid by the Fund to such shareholder for the shares sold. The distribution would be taxable as a dividend (i.e., as ordinary income) to the extent of the Fund’s current and/or accumulated earnings and profits allocable to such distribution. If the Fund has insufficient current and accumulated earnings and profits to cover the amount of the distribution to a shareholder, the amount of the distribution that is in excess of the Fund’s current and accumulated earnings and profits will not be treated as a dividend and, instead, will be treated as a return of capital to the extent of the adjusted basis of the shares held (or deemed held under Section 318 of the Code) by the shareholder after the tender (determined after increasing such basis by the adjusted tax basis of the shares sold in the tender) and, thereafter, as capital gain. A return of capital will not be taxable to a tendering shareholder, but it will reduce the shareholder’s adjusted tax basis in its shares held (or deemed held) after the tender. In the case of a tendering corporate shareholder that is treated as receiving a distribution from the Fund pursuant to the Repurchase Offer, special basis adjustments may also apply to any shares that such corporate shareholder continues to hold following the Repurchase Offer.
     Provided that no tendering shareholder is treated as receiving a dividend as a result of selling their shares pursuant to a particular Repurchase Offer, shareholders who do not sell shares pursuant to that Repurchase Offer will not realize constructive distributions on their shares as a result of other shareholders selling shares in the Repurchase Offer. If, however, any tendering shareholder is deemed to receive a dividend as described above, other shareholders whose proportionate ownership of the Fund increases as a result of that repurchase may be deemed to receive a constructive distribution in an amount equal to the increase in their proportionate ownership of the Fund as a result of the tender. Such constructive distribution will be treated as a dividend to the extent of current and/or accumulated earnings and profits allocable to it.
     Use of the Fund’s cash to repurchase shares may adversely affect the Fund’s ability to satisfy the regulated investment company and excise tax distribution requirements described above. The Fund may also recognize income and gain in connection with the liquidation of portfolio securities to fund share purchases. Any such income and gain would be taken into account (to the extent permissible) in determining whether the regulated investment company and excise tax distribution requirements described above have been satisfied, and thus can require the Fund to make additional distributions to its shareholders.

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     Tax Shelter Reporting Regulations. Under Treasury regulations, if a shareholder recognizes a loss with respect to common shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.
     Non-U.S. Shareholders. Distributions properly designated as Capital Gain Dividends generally will not be subject to withholding of federal income tax. In general, dividends other than Capital Gain Dividends paid by the Fund to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, effective for taxable years of a regulated investment company beginning before January 1, 2008, a regulated investment company was not required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that did not provide a satisfactory statement that the beneficial owner was not a U.S. person, (x) to the extent that a dividend paid was attributable to certain interest on an obligation if the foreign person the issuer of such obligation or a 10% shareholder of the issuer, (y) that was within certain foreign countries that had inadequate information exchange with the United States, or (z) to the extent the dividend paid was attributable to interest paid by a person that was a related person of the foreign person and the foreign person was a controlled foreign corporation) from U.S.-source interest income that, in general, would not have been subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions were properly designated by the regulated investment company, and (ii) with respect to distributions (other than (a) distributions to an individual foreign person who present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (b) distributions subject to special rules regarding the disposition of U.S. real property interests of net short-term capital gains in excess of net long-term capital losses to the extent such distributions were properly designated by the regulated investment company, and (ii) with respect to distributions (other than (a) distributions to an individual foreign person who was present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (b) distributions subject to special rules regarding the disposition of “U.S. real property interests” (“USRPIs”) of net short-term capital gains in excess of net long-term capital losses to the extent such distributions were properly designated by the regulated investment company. Pending legislation would extend the exemption from withholding for interest-related and short-term capital gain distributions for two years, i.e. for taxable years beginning before January 1, 2010. As of the date of this SAI, it is unclear whether the legislation will be enacted. To the extent it is enacted, depending on the circumstances, the Fund may make such designations with respect to all, some or none of its potentially eligible dividends and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding.
     In order to qualify for this exemption from withholding (to the extent the pending legislation is enacted), a foreign shareholder would need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary may determine to withhold even if the Fund makes a designation with respect to a payment. Foreign shareholders should contact their intermediaries regarding the application of these rules to their accounts.
     A foreign shareholder is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on Capital Gain Dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met, or (iii) the shares constitute USRPIs or the Capital Gain Dividends are attributable to gains from the sale or exchange of USPRIs in accordance with certain special rules. If a foreign shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States.
     Special rules apply to distributions to certain foreign shareholders from a regulated investment company that is either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of the exceptions to the definition thereof described below. Additionally, special rules apply to the sale of shares in a regulated investment company that is a USRPHC. Very generally, a USRPHC is a domestic corporation that holds USRPIs — USRPIs are defined generally as any interest

33

in U.S. real property or any equity interest in a USRPHC — the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States and other assets. The special rules discussed below will also apply to distributions from a regulated investment company that would be a USRPHC absent exclusions from USRPI treatment for interests in domestically controlled REITs and not-greater-than-5% interests in publicly traded classes of stock in real estate investment trusts. The Fund generally does not expect that it will be a USPRHC or would be a USRPHC but for the operation of these exceptions.
     In order for a foreign investor to qualify for exemption from the backup withholding tax rates under income tax treaties, the foreign investor must comply with special certification and filing requirements. Foreign investors in the Fund should consult their tax advisors in this regard. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the Internal Revenue Service.
     A foreign shareholder may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal tax on income referred to above.
     Tax-Exempt Shareholders. Under current law, the Fund serves to “block” (that is, prevent the attribution to shareholders of) UBTI from being realized by tax-exempt shareholders. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in the Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).
     A tax-exempt shareholder may also recognize UBTI if the Fund recognizes excess inclusion income derived from direct or indirect investments in residual interests in REMICS or equity interests in TMPs if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund). Furthermore, any investment in residual interests of a CMO that has elected to be treated as a REMIC can create complex tax consequences, especially if the Fund has state or local governments or other tax-exempt organizations as shareholders.
     In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in section 664 of the Code) that realizes any UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under Internal Revenue Service guidance issued in November 2006, a CRT will not recognize UBTI as a result of investing in a regulated investment company that recognizes excess inclusion income. Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a regulated investment company that recognizes excess inclusion income, then the regulated investment company will be subject to a tax on that portion of its excess inclusion income for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which this Internal Revenue Service guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, the Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Fund has not yet determined whether such an election will be made.
     CRTs and other tax-exempt investors are urged to consult their tax advisors concerning the consequences of investing in the Fund.
     Shares Purchased Through Tax Qualified Plans. Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisors to determine the suitability of shares of the Fund as an investment through such plans and the precise effect of an investment on their particular tax situation.
     General Considerations. The federal income tax discussion set forth above is for general information only. Prospective investors should consult their tax advisors regarding the specific federal tax consequences of purchasing, holding, and disposing of shares of the Fund, as well as the effects of state, local and foreign tax law and any proposed tax law changes.

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APPENDIX A — RATINGS CATEGORIES
     Ratings in General. A rating of a rating service represents the service’s opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Adviser believes that the quality of debt securities should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources that they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons. The following is a description of the characteristics of ratings used by Moody’s Investors Service (“Moody’s”) and Standard & Poor’s (“S&P”).
Corporate Bond Ratings
Moody’s
Long-term
Aaa
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.
Aa
Obligations rated Aa are judged to be of high quality and subject to very low credit risk.
A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.
Baa
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.
Ba
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.
B
Obligations rated B are considered speculative and are subject to high credit risk.
Caa
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.
Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

1

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.
Prime rating system (short-term)
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
S&P
Long-term
AAA
An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA
An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A
An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
BBB
An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
BB, B, CCC, CC, and C
Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
BB
An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
B
An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
CCC

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An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
CC
An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.
C
A subordinated debt or preferred stock obligation rated ‘C’ is currently highly vulnerable to nonpayment. The ‘C’ rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A ‘C’ also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.
D
An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.
Plus (+) or minus (-)
The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
N.R.
This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.
Short-term
A-1
A short-term obligation rated ‘A-1’ is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.
A-2
A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.
A-3
A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
B
A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet is financial commitment on the obligation.

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B-1. A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
B-2. A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
B-3. A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
C
A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.
D
A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

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APPENDIX B
HIGHLAND CAPITAL MANAGEMENT, L.P.
PROXY VOTING POLICY
1. Application; General Principles
     1.1 This proxy voting policy (the “Policy”) applies to securities held in Client accounts as to which the above-captioned investment adviser (the “Company”) has voting authority, directly or indirectly. Indirect voting authority exists where the Company’s voting authority is implied by a general delegation of investment authority without reservation of proxy voting authority.
     1.2 The Company shall vote proxies in respect of securities owned by or on behalf of a Client in the Client’s best economic interests and without regard to the interests of the Company or any other Client of the Company.
2. Voting; Procedures
     2.1 Monitoring. A settlement designee of the Company shall have responsibility for monitoring portfolios managed by the Company for securities subject to a proxy vote. Upon the receipt of a proxy notice related to a security held in a portfolio managed by the Company, the settlement designee shall forward all relevant information to the portfolio manager(s) with responsibility for the security.
      2.2 Voting.
     2.2.1 Upon receipt of notice from the settlement designee, the portfolio manager(s) with responsibility for purchasing the security subject to a proxy vote shall evaluate the subject matter of the proxy and cause the proxy to be voted on behalf of the Client. In determining how to vote a particular proxy, the portfolio manager (s) shall consider, among other things, the interests of each Client account as it relates to the subject matter of the proxy, any potential conflict of interest the Company may have in voting the proxy on behalf of the Client and the procedures set forth in this Policy.
     2.2.2 If a proxy relates to a security held in a registered investment company or business development company (“Retail Fund”) portfolio, the portfolio manager(s) shall notify the Compliance Department and a designee from the Retail Funds group. Proxies for securities held in the Retail Funds will be voted by the designee from the Retail Funds group in a manner consistent with the best interests of the applicable Retail Fund and a record of each vote will be reported to the Retail Fund’s Board of Directors in accordance with the procedures set forth in Section 4 of this Policy.
     2.3 Conflicts of Interest. If the portfolio manager(s) determine that the Company may have a potential material conflict of interest (as defined in Section 3 of this Policy) in voting a particular proxy, the portfolio manager(s) shall contact the Company’s Compliance Department prior to causing the proxy to be voted.
     2.3.1 For a security held by a Retail Fund, the Company shall disclose the conflict and the determination of the manner in which it proposes to vote to the Retail Fund’s Board of Directors. The Company’s determination shall take into account only the interests of the Retail Fund, and the Compliance Department shall document the basis for the decision and furnish the documentation to the Board of Directors.
     2.3.2 For a security held by an unregistered investment company, such as a hedge fund and structured products (“Non-Retail Funds”), where a material conflict of interest has been identified the Company may resolve the conflict by following the recommendation of a disinterested third party or by abstaining from voting.
     2.4 Non-Votes. The Company may determine not to vote proxies in respect of securities of any issuer if it determines it would be in its Client’s overall best interests not to vote. Such determination may apply in respect of all Client holdings of the securities or only certain specified Clients, as the Company deems appropriate under the circumstances. As examples, the portfolio manager(s) may determine: (a) not to recall securities on loan if, in its judgment, the negative consequences to Clients of disrupting the securities lending program would outweigh the benefits of voting in the particular instance or (b) not to vote certain foreign securities positions if, in its judgment, the expense and administrative inconvenience outweighs the benefits to Clients of voting the securities.

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     2.5 Recordkeeping. Following the submission of a proxy vote, the applicable portfolio manager(s) shall submit a report of the vote to a settlement designee of the Company. Records of proxy votes by the Company shall be maintained in accordance with Section 4 of this Policy.
     2.6 Certification. On a quarterly basis, each portfolio manager shall certify to the Compliance Department that they have complied with this Policy in connection with proxy votes during the period.
3. Conflicts of Interest
     3.1 Voting the securities of an issuer where the following relationships or circumstances exist are deemed to give rise to a material conflict of interest for purposes of this Policy:
     3.1.1 The issuer is a Client of the Company accounting for more than 5% of the Company’s annual revenues.
     3.1.2 The issuer is an entity that reasonably could be expected to pay the Company more than $1 million through the end of the Company’s next two full fiscal years.
     3.1.3 The issuer is an entity in which a “Covered Person” (as defined in the Retail Funds’ and the Company’s Policies and Procedures Designed to Detect and Prevent Insider Trading and to Comply with Rule 17j-1 of the Investment Company Act of 1940, as amended (each, a “Code of Ethics”)) has a beneficial interest contrary to the position held by the Company on behalf of Clients.
     3.1.4 The issuer is an entity in which an officer or partner of the Company or a relative6 of any such person is or was an officer, director or employee, or such person or relative otherwise has received more than $150,000 in fees, compensation and other payment from the issuer during the Company’s last three fiscal years; provided, however, that the Compliance Department may deem such a relationship not to be a material conflict of interest if the Company representative serves as an officer or director of the issuer at the direction of the Company for purposes of seeking control over the issuer.
     3.1.5 The matter under consideration could reasonably be expected to result in a material financial benefit to the Company through the end of the Company’s next two full fiscal years (for example, a vote to increase an investment advisory fee for a Retail Fund advised by the Company or an affiliate).
     3.1.6 Another Client or prospective Client of the Company, directly or indirectly, conditions future engagement of the Company on voting proxies in respect of any Client’s securities on a particular matter in a particular way.
     3.1.7 The Company holds various classes and types of equity and debt securities of the same issuer contemporaneously in different Client portfolios.
     3.1.8 Any other circumstance where the Company’s duty to serve its Clients’ interests, typically referred to as its “duty of loyalty,” could be compromised.
     3.2 Notwithstanding the foregoing, a conflict of interest described in Section 3.1 shall not be considered material for the purposes of this Policy in respect of a specific vote or circumstance if:
     3.2.1 The securities in respect of which the Company has the power to vote account for less than 1% of the issuer’s outstanding voting securities, but only if: (i) such securities do not represent one of the 10 largest holdings of such issuer’s outstanding voting securities and (ii) such securities do not represent more than 2% of the Client’s holdings with the Company.
     3.2.2 The matter to be voted on relates to a restructuring of the terms of existing securities or the issuance of new securities or a similar matter arising out of the holding of securities, other than common equity, in the context of a bankruptcy or threatened bankruptcy of the issuer.
4. Recordkeeping and Retention
     4.1 The Company shall retain records relating to the voting of proxies, including:
     4.1.1 Copies of this Policy and any amendments thereto.

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     4.1.2 A copy of each proxy statement that the Company receives regarding Client securities.
     4.1.3 Records of each vote cast by the Company on behalf of Clients.
     4.1.4 A copy of any documents created by the Company that were material to making a decision how to vote or that memorializes the basis for that decision.
     4.1.5 A copy of each written request for information on how the Company voted proxies on behalf of the Client, and a copy of any written response by the Company to any (oral or written) request for information on how the Company voted.
     4.2 These records shall be maintained and preserved in an easily accessible place for a period of not less than five years from the end of the Company’s fiscal year during which the last entry was made in the records, the first two years in an appropriate office of the Company.
     4.3 The Company may rely on proxy statements filed on the SEC’s EDGAR system or on proxy statements and records of votes cast by the Company maintained by a third party, such as a proxy voting service (provided the Company had obtained an undertaking from the third party to provide a copy of the proxy statement or record promptly on request).
     4.4 Records relating to the voting of proxies for securities held by the Retail Funds will be reported periodically to the Retail Funds’ Boards of Directors/Trustees/Managers and, with respect to Retail Funds other than business development companies, to the SEC on an annual basis pursuant to Form N-PX.

1	For the purposes of this Policy, “relative” includes the following family members: spouse, minor children or stepchildren or children or stepchildren sharing the person’s home.
Revised: February 22, 2007

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PART C—OTHER INFORMATION
Item 25: Financial Statements and Exhibits
               1. Financial Statements:
               The Registrant has not conducted any business as of the date of this filing, other than in connection with its organization. Financial Statements indicating that the Registrant has met the net worth requirements of Section 14(a) of the 1940 Act will be filed as part of the Statement of Additional Information.
             2. Exhibits:

a.1	Certificate of Trust dated June 5, 2008, filed herewith.

a.2	Agreement and Declaration of Trust dated June 5, 2008, filed herewith.

b.	Bylaws of Registrant dated June 5, 2008, filed herewith.

c.	None.

d.1	Article VI (Shares of Beneficial Interest) and Article X (Shareholders) of the Agreement and Declaration of Trust, filed herewith as Exhibit a.2.

d.2	Article I (Shareholder Meetings) of the Bylaws of Registrant, filed herewith as Exhibit b.

e.	None.

f.	None.

g	Investment Advisory Agreement between Registrant and Highland Capital Management, L.P. (“Highland”).*

h.1	Underwriting Agreement between Registrant and PFPC Distributors, Inc.*

h.2	Dealer Group Agreement among Registrant, Highland, PFPC Distributors, Inc. and [ ].*

i.	None.

j.	Custodian Agreement between Registrant and PFPC Trust Company.*

k.1	Transfer Agency Services Agreement between Registrant and PFPC Inc. (“PFPC”).*

k.2	Administration Services Agreement between Registrant and Highland.*

k.3	Sub-Administration Services Agreement between Highland and PFPC.*

k.4	Distribution and Servicing Plan.*

l.	Opinion and consent of Ropes & Gray LLP.*

m.	None.

n.	Consent of Registrant’s independent registered public accounting firm.*

o.	None.

p.	Subscription Agreement.*

q.	None.

r.1	Code of Ethics of Registrant.*

r.2	Code of Ethics of Highland.*

s.	Powers of Attorney for Messrs. Hui, Kavanaugh, Leary and Ward, filed herewith.

*	To be filed by amendment.
Item 26: Marketing Arrangements
     Not applicable.
Item 27: Other Expenses of Issuance and Distribution

Securities and Exchange Commission Fees	$	*
Financial Industry Regulatory Authority Fees		*
Printing and engraving expenses		*
Legal fees		*
Accounting expenses		*
Transfer Agent fees		*
Marketing expenses		*
Miscellaneous expenses		*

Total		*

*	To be completed by amendment. The Fund will pay offering expenses estimated at $[ • ], $[ • ] or per common share sold by the Fund in this offering, from the proceeds of the offering.
Item 28: Persons Controlled by or under Common Control with Registrant
     Not applicable.
Item 29: Number of Holders of Securities
     At June 11, 2008:

Title of Class	Number of Record Holders
Common Shares, par value $0.001	0
Item 30: Indemnification
     Reference is made to Article V, of the Registrant’s Agreement and Declaration of Trust attached as Exhibit a.2, which is incorporated by reference herein.
     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Act”), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust’s Agreement and Declaration of Trust, its Bylaws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     Reference is made to Section 11 of the Underwriting Agreement with PFPC Distributors, Inc. that discusses the rights, responsibilities and limitations with respect to indemnity and contribution.
     Reference is made to Section 8 of the Dealer Control Agreement among the Fund, [          ] and [          ] that discusses the rights, responsibilities and limitations with respect to indemnity and contribution with respect to [          ].
Item 31: Business and Other Connections of Investment Adviser
     Descriptions of the business of Highland Capital Management, L.P., the Registrant’s investment manager, is set forth under “Management of the Trust” in both the Prospectus and Statement of Additional Information forming part of this Registration Statement. Information as to other businesses, professions, vocations or employment of a substantial nature engaged in by each partner and executive officer of Highland Capital Management, L.P. is set forth in its Form ADV, as filed on the Commission’s website (File No. 801-54874) and is incorporated herein by reference.
Item 32: Location of Accounts and Records
The account books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of the Registrant, c/o Highland Capital Management, L.P., Two Galleria Tower, 13455 Noel Road, Suite 800, Dallas, Texas 75240 and at the offices of the Registrant’s Custodian and Transfer Agent.
Item 33: Management Services
     Not applicable.
Item 34: Undertakings
1.	Registrant undertakes to suspend the offering of its Common Shares until it amends the prospectus filed herewith if (1) subsequent to the effective date of its registration statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the registration statement, or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

2.	Not applicable.

3.	Not applicable.

4.	Registrant undertakes
(a) to file during any period in which offers or sales are being made, a post-effective amendment to this registration statement: (i) to include any prospectus required by Section 10(a)(3) of the Securities Act of 1933; (ii) to reflect in the Prospectus any facts or events arising after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement; and (iii) to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement.
(b) That, for the purpose of determining any liability under the Securities Act of 1933, each such post- effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.
(c) To remove from registration by means of post-effective amendment any of the securities being registered which remain unsold at the termination of the offering.
5.	The Registrant undertakes that:

a.	For purposes of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 497(h) under the Securities Act of 1933 shall be deemed to be part of this registration statement as of the time it was declared effective; and

b.	For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.
6.	The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City Dallas, and the State of Texas on the 11th day of June, 2008.

HIGHLAND SPECIAL SITUATIONS FUND II

By:	/s/ James D. Dondero
Name:	James D. Dondero
Title:	Chief Executive Officer and President
     Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Name	Capacity	Date

/s/ James D. Dondero James D. Dondero	Chief Executive Officer and President	June 11, 2008
/s/ M. Jason Blackburn M. Jason Blackburn	Treasurer	June 11, 2008
/s/ R. Joseph Dougherty R. Joseph Dougherty	Trustee	June 11, 2008
/s/ Timothy K. Hui* Timothy K. Hui	Trustee	June 11, 2008
/s/ Scott F. Kavanaugh* Scott F. Kavanaugh	Trustee	June 11, 2008
/s/ Bryan A. Ward* Bryan A. Ward	Trustee	June 11, 2008
/s/ James F. Leary* James F. Leary	Trustee	June 11, 2008
* By /s/ M. Jason Blackburn
M. Jason Blackburn, Attorney-in-Fact

INDEX TO EXHIBITS

Exhibit	Exhibit Name
a.1	Certificate of Trust dated June 5, 2008

a.2	Agreement and Declaration of Trust dated June 5, 2008

b.	Bylaws dated June 5, 2008

s.	Powers of Attorney for Messrs. Hui, Kavanaugh, Leary and Ward